As filed with the Securities and Exchange Commission on February 29, 2016

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Charles Park

BlackRock Advisors, LLC

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Administration Shares

➢	TempFund

Administration: BTMXX

➢	TempCash

Administration: BLAXX

➢	FedFund

Administration: BLFXX

➢	T-Fund

Administration: BTAXX

➢	Federal Trust Fund

Administration: BFTXX

➢	Treasury Trust Fund

Administration: BITXX

➢	MuniFund

Administration: BIAXX

➢	MuniCash

Administration: BMAXX

➢	California Money Fund

Administration: BLCXX

➢	New York Money Fund

Administration: BLNXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	32
	Key Facts About California Money Fund	37
	Key Facts About New York Money Fund	42

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	47
	Investment Risks	51

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	57
	Purchase of Shares	57
	Redemption of Shares	58
	Additional Purchase and Redemption Information	59
	Administration Shareholder Services Plan	60
	Dividends and Distributions	60
	Federal Taxes	61
	State and Local Taxes	62

Management of the Funds	Information About BlackRock
	BlackRock	64
	Conflicts of Interest	66
	Master/Feeder Structure	67

Financial Highlights	Financial Performance of the Funds	68

General Information	Certain Fund Policies	78

Glossary	Glossary of Investment Terms	79

For More Information	Funds and Service Providers	81

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$92	$162	$367

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Administration Shares	0.03%	0.03%	1.34%

	7-Day Yield As of December 31, 2015

TempFund—Administration Shares	0.19%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.12%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$29	$125	$230	$539

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

8 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Because no Administration Shares of TempCash were outstanding during the periods January 1, 2006 through March 30, 2006, June 28, 2007 through August 20, 2007, September 24, 2007 through November 29, 2007, December 24, 2007 through April 16, 2008, July 22, 2011 through December 6, 2011, and January 18, 2012 through December 31, 2015, performance for the Fund’s Administration Shares for those periods is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares. Because no Administration Shares of the Fund were outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Administration Shares should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Administration Shares	0.02%	0.03%	1.35%

	7-Day Yield As of December 31, 2015

TempCash—Institutional Shares	0.25%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$99	$173	$392

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - FedFund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Administration Shares	0.02%	0.01%	1.21%

	7-Day Yield As of December 31, 2015

FedFund—Administration Shares	0.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$97	$169	$381

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

17 - T-Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Administration Shares	0.01%	0.01%	1.10%

	7-Day Yield As of December 31, 2015

T-Fund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.17%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$125	$228	$530

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

21 - Federal Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Since no Administration Shares of Federal Trust Fund were outstanding during the period August 13, 2008 through April 23, 2009, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

22 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 4, 2007)

Federal Trust Fund—Administration Shares	0.01%	0.01%	0.61%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$99	$173	$392

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

25 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

26 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Administration Shares	0.01%	0.00%	1.01%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.33%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$131	$242	$564

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in

28 - MuniFund

Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

29 - MuniFund

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

30 - MuniFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Administration Shares	0.03%	0.02%	0.91%

	7-Day Yield As of December 31, 2015

MuniFund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

31 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.24%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$160	$300	$710

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

32 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

33 - MuniCash

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

34 - MuniCash

Performance Information

Administration Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

35 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

36 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.19%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.57%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$155	$291	$688

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

37 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

38 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

39 - California Money Fund

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Administration Shares	0.01%	0.04%	0.85%

	7-Day Yield As of December 31, 2015

California Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

40 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

41 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Administration Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Administration Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.22%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.60%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Administration Shares	$31	$162	$305	$721

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

42 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

43 - New York Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

44 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Administration Shares	0.02%	0.07%	0.89%

	7-Day Yield As of December 31, 2015

New York Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

45 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Administration Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

46 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 79-80.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 79-80.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

47

Fund	Investment Objective
MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 79-80.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 79-80.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

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California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest

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paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

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Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic

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conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

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The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue

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Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

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In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S.

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Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for Administration Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for Administration Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniFund, MuniCash, California Money Fund and New York Money Fund reserve the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

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b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Administration Shareholder Services Plan

Service Organizations may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

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Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after

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December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain

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types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Administration Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniFund	0.03%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that

65

individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.  On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

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The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0004	0.0003
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0002	0.0005	0.0003

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0003)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0002)	(0.0005)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.24%	0.27%	0.27%

Net investment income	0.02%	0.02%	0.01%	0.05%	0.03%

Supplemental Data
Net assets, end of year (000)	$2,843,390	$2,542,670	$2,740,631	$2,548,103	$1,953,551

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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TempCash

Administration Shares of TempCash do not have a financial history for the past five fiscal years; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0008	$0.0006	$0.0010	$0.0016	$0.0014

Distributions:[2]
From net investment income	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of year (000)	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$346,593	$233,421	$12,271	$18,664	$17,543

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%	0.00%	0.30%	0.30%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.00%	0.15%	0.12%	0.13%

Net investment income	0.01%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$5	$— [5]	$— [5]	$16,431	$32,718

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets end of period are less than $1,000.

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Federal Trust Fund

The table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.42%	0.43%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.10%	0.11%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$2,183	$2,289	$1,629	$858

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets end of period are less than $1,000.

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Treasury Trust Fund

The table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000 [1]	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.32%	0.33%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.08%	0.07%	0.08%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$573,959	$335,524	$108,091	$128,154	$152,459

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniFund

The table below sets forth selected financial data for an Administration Share of MuniFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0002

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0002)
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.02%

Total Return
Total expenses	0.46%	0.46%	0.45%	0.44%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.16%	0.22%	0.27%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$325,641	$315,869	$288,779	$306,763	$442,810

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniCash

Administration Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

The table below sets forth selected financial data for an Administration Share of California Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0003
Net realized gain (loss)	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0016

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.16%

Ratios to Average Net Assets
Total expenses	0.57%	0.56%	0.55%	0.53%	0.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.04%

Supplemental Data
Net assets, end of year (000)	$1,696	$1,253	$2,313	$1,191	$1,322

[1]	Amount is greater than $(0.00005) per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.

76

New York Money Fund

The table below sets forth selected financial data for an Administration Share of New York Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.60%	0.58%	0.56%	0.55%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.19%	0.24%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$7,396	$5,417	$7,233	$3,315	$11,153

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

77

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

78

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

79

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

80

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

81

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash

Administration Shares	Fund Code
TempFund	0H1
TempCash	0H6
FedFund	0U4
T-Fund	0N1
Federal Trust Fund	0U6
Treasury Trust Fund	0N6
MuniFund	0K1
MuniCash	0K6
California Money Fund	0R1
New York Money Fund	0R6

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-ADM-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Management Shares

➢	TempFund

Cash Management: BRTXX

➢	TempCash

Cash Management: BLMXX

➢	FedFund

Cash Management: BFFXX

➢	T-Fund

Cash Management: BPTXX

➢	Federal Trust Fund

Cash Management: BFMXX

➢	Treasury Trust Fund

Cash Management: BTCXX

➢	MuniFund

Cash Management: BCMXX

➢	MuniCash

Cash Management: BRCXX

➢	California Money Fund

Cash Management: BCCXX

➢	New York Money Fund

Cash Management: BLYXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	8
	Key Facts About FedFund	13
	Key Facts About T-Fund	17
	Key Facts About Federal Trust Fund	21
	Key Facts About Treasury Trust Fund	25
	Key Facts About MuniFund	29
	Key Facts About MuniCash	34
	Key Facts About California Money Fund	39
	Key Facts About New York Money Fund	44

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	49
	Investment Risks	53

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	59
	Purchase of Shares	59
	Redemption of Shares	60
	Additional Purchase and Redemption Information	62
	Cash Management Shareholder Services Plan	62
	Dividends and Distributions	62
	Federal Taxes	63
	State and Local Taxes	64

Management of the Funds	Information About BlackRock
	BlackRock	66
	Conflicts of Interest	68
	Master/Feeder Structure	69

Financial Highlights	Financial Performance of the Funds	70

General Information	Certain Fund Policies	80

Glossary	Glossary of Investment Terms	81

For More Information	Funds and Service Providers	83

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.69%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$220	$383	$858

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not

4 - TempFund

backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Management Shares	0.02%	0.02%	1.18%

	7-Day Yield As of December 31, 2015

TempFund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.84%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$69	$252	$450	$1,022

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

8 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

9 - TempCash

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

10 - TempCash

Performance Information

Because no Cash Management Shares of TempCash were outstanding during the period February 20, 2009 through December 31, 2015, (a) performance of the Fund’s Cash Management Shares for the period February 20, 2009 through December 31, 2015 is based on the returns of the Fund’s Dollar Shares, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares and (b) the seven-day yield shown is that of the Fund’s Dollar Shares. Dollar Shares are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

11 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 14, 2006)

TempCash—Cash Management Shares	0.02%	0.02%	1.04%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

12 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$226	$394	$882

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

13 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2015) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 12, 2008)

FedFund—Cash Management Shares	0.02%	0.01%	0.07%

	7-Day Yield As of December 31, 2015

FedFund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

15 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.70%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$224	$390	$871

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

17 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Cash Management Shares	0.01%	0.01%	0.98%

	7-Day Yield As of December 31, 2015

T-Fund—Cash Management Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

19 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.83%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$252	$448	$1,013

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

21 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - Federal Trust Fund

Performance Information

Because the Cash Management Shares of Federal Trust Fund do not have a full calendar year of operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

23 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

24 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$226	$394	$882

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

25 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Cash Management Shares	0.01%	0.00%	0.89%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Cash Management Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

27 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

28 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.33%

Distribution (12b-1) Fees	None

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.86%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$258	$461	$1,046

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in

29 - MuniFund

which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

30 - MuniFund

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

31 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Cash Management Shares	0.03%	0.02%	0.76%

	7-Day Yield As of December 31, 2015

MuniFund—Cash Management Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

32 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

33 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.99%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$286	$519	$1,187

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

34 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

35 - MuniCash

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

36 - MuniCash

Performance Information

Cash Management Shares of MuniCash are not currently outstanding nor do they have a full calendar year of operations. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

37 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

38 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.59%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.97%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$282	$510	$1,165

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

39 - California Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

40 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because no Cash Management Shares of California Money Fund were outstanding during the period July 3, 2012 through December 31, 2015, performance for the Fund’s Cash Management Shares for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares. Because no Cash Management Shares of the Fund were outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

41 - California Money Fund

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Cash Management Shares	0.01%	0.04%	0.71%

	7-Day Yield As of December 31, 2015

California Money Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

42 - California Money Fund

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

43 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Management Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.62%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Management Shares	$72	$289	$523	$1,197

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

44 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

45 - New York Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

46 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Cash Management Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Cash Management Shares	0.02%	0.07%	0.75%

	7-Day Yield As of December 31, 2015

New York Money Fund—Cash Management Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

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Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Management Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 81-82.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 81-82.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 81-82.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 81-82.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic

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conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such

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delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

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New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for Cash Management Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic

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platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for Cash Management Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniFund, MuniCash, California Money Fund and New York Money Fund reserve the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Management Shareholder Services Plan

Service Organizations may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

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Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor

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will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

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If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Management Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniFund	0.03%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that

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individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

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The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Cash Management Share of TempFund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.25%	0.31%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$403,371	$278,181	$231,804	$300,910	$270,280

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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TempCash

Cash Management Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Cash Management Share of FedFund outstanding throughout each period presented.

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.71%	0.71%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.13%	0.16%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$64,483	$3,547	$2,947	$2,350	$11,720

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for a Cash Management Share of T-Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.70%	0.71%	0.71%	0.70%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$771,441	$629,757	$1,002,044	$1,454,450	$1,030,126

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Federal Trust Fund outstanding throughout each period presented. There were no Cash Management Shares of Federal Trust Fund outstanding as of October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015.

Cash Management
Year Ended October 31, 2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00

Net investment income	0.0000
Net realized gain	0.0001

Net increase in investment operations	0.0001

Dividends and distributions from:
Net investment income	(0.0000)
Net realized gain	(0.0001)

Total dividends and distributions	(0.0001)

Net asset value, end of year	$1.00

Total Investment Return[1]
Based on net asset value	0.01%

Ratios to Average Net Assets
Total expenses	0.83%

Total expenses after fees waived and paid indirectly	0.14%

Net investment income	0.00%

Supplemental Data
Net assets, end of period (000)	$166

[1]	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

The table below sets forth selected financial data for a Cash Management Share of Treasury Trust Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.72%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.08%	0.07%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$8,528	$14,777	$12,942	$15,122	$7,792

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

75

MuniFund

The table below sets forth selected financial data for a Cash Management Share of MuniFund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.86%	0.86%	0.86%	0.84%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.11%	0.23%	0.30%

Net investment income	0.02%	0.02%	0.02%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,261	$8,693	$18,390	$1,287	$1,384

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

76

MuniCash

Cash Management Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

77

California Money Fund

The table below sets forth selected financial data for a Cash Management Share of California Money Fund outstanding throughout each year presented. There were no Cash Management Shares of California Money Fund outstanding as of October 31, 2012, October 31, 2013, October 31, 2014 and October 31, 2015.

Cash Management
Year Ended October 31, 2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00

Net investment income	0.0000
Net realized gain	0.0013

Net increase from investment operations	0.0013

Dividends and distributions from:
Net investment income	(0.0000)
Net realized gain	(0.0013)

Total dividends and distributions	(0.0013)

Net asset value, end of year	$1.00

Total Investment Return[1]
Based on net asset value	0.13%

Ratios to Average Net Assets
Total expenses	0.88%

Total expenses after fees waived and paid indirectly	0.32%

Net investment income	0.00%

Supplemental Data
Net assets, end of year (000)	$3

[1]	Where applicable, assumes the reinvestment of distributions.

78

New York Money Fund

The table below sets forth selected financial data for a Cash Management Share of New York Money Fund outstanding throughout each year presented.

	Cash Management
	Year Ended October 31,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.99%	0.98%	0.96%	0.95%	0.93%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.21%	0.25%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$9,335	$20,752	$21,079	$5,324	$5,171

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

79

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

80

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

81

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

82

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Management Shares	Fund Code
TempFund	0H3
TempCash	0H4
FedFund	0U2
T-Fund	0N3
Federal Trust Fund	0U1
Treasury Trust Fund	0N4
MuniFund	0K3
MuniCash	0K4
California Money Fund	0R3
New York Money Fund	0R4

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CM-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Plus Shares

➢	TempCash

Cash Plus: —

➢	FedFund

Cash Plus: —

➢	MuniCash

Cash Plus: —

➢	California Money Fund

Cash Plus: —

➢	New York Money Fund

Cash Plus: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About FedFund	8
	Key Facts About MuniCash	12
	Key Facts About California Money Fund	17
	Key Facts About New York Money Fund	22

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	27
	Investment Risks	31

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	37
	Purchase of Shares	37
	Redemption of Shares	38
	Additional Purchase and Redemption Information	39
	Cash Plus Distribution Plan and Shareholder Services Plan	40
	Dividends and Distributions	40
	Federal Taxes	40
	State and Local Taxes	42

Management of the Funds	Information About BlackRock
	BlackRock	43
	Conflicts of Interest	45
	Master/Feeder Structure	45

Financial Highlights	Financial Performance of the Funds	47

General Information	Certain Fund Policies	52

Glossary	Glossary of Investment Terms	53

For More Information	Funds and Service Providers	55

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.03%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$105	$362	$639	$1,429

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

3 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

4 - TempCash

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Because the Cash Plus Shares of TempCash have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$336	$584	$1,293

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

8 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - FedFund

Performance Information

Because the Cash Plus Shares of FedFund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	0.02%	0.01%	1.16%

	7-Day Yield As of December 31, 2015

FedFund—Dollar Shares	0.03%

10 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$396	$706	$1,587

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”),

12 - MuniCash

the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

13 - MuniCash

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - MuniCash

Performance Information

Because the Cash Plus Shares of MuniCash have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares		0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

15 - MuniCash

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.59%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	1.32%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$392	$698	$1,567

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

17 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

18 - California Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

19 - California Money Fund

Performance Information

Because the Cash Plus Shares of California Money Fund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.01%	0.04%	0.79%

	7-Day Yield As of December 31, 2015

California Money Fund—Dollar Shares	0.01%

20 - California Money Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

21 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Plus Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.62%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.35%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 43, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Plus Shares	$107	$398	$711	$1,598

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

22 - New York Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

23 - New York Money Fund

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

24 - New York Money Fund

Performance Information

Because the Cash Plus Shares of New York Money Fund have not yet commenced operations, the performance shown is that of the Fund’s Institutional Shares, which are offered by a separate prospectus. Institutional Shares and Cash Plus Shares of the Fund should have returns and seven-day yields that differ only to the extent that they bear different expenses.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.02%	0.08%	0.94%

	7-Day Yield As of December 31, 2015

New York Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

25 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion.

Purchase orders and redemption orders may be effected through a Cash Plus account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

26 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 53-54.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash and FedFund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 53-54.

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Each of TempCash, FedFund and MuniCash is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	The Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

27

Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 53-54.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 53-54.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  TempCash may, when deemed appropriate by BlackRock in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempCash could not hold directly without the repurchase obligation.

TempCash and FedFund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash and FedFund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Municipal Securities Concentration Risk.  MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and

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refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempCash, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempCash and FedFund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments which may adversely affect bonus income and capital gains

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realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

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Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash and FedFund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash and FedFund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and FedFund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

California Money Fund	12:00 p.m.

New York Money Fund	12:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of shares of each Fund may be effected through an Account through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment requirements for your Account. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment required will be established by your financial institution and the Funds. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his or her financial institution for details.

On November 19, 2015, the Board approved the designation of each of California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	3:00 p.m.

FedFund	3:00 p.m.

MuniCash	12:00 p.m.

California Money Fund	12:00 p.m.

New York Money Fund	12:00 p.m.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Plus Shares account to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the NAV next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject FedFund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in the Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, the Trust entered into an agreement with your financial institution. The agreement requires your financial institution to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily NAV of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Board, the Trust entered into an agreement with your financial institution. The agreement requires your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily NAV of the Cash Plus Shares held by your financial institution, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with

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other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	of $3 billion.
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for FedFund is equal to Calculation A plus Calculation B as follows:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund and three other portfolios of the Trust not offered by this prospectus (T-Fund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
FedFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
FedFund	0.11%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from

45

multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

Cash Plus Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

Cash Plus Shares of FedFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.46%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.13%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$917,631	$748,382	$593,574	$325,447	$494,151

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniCash

Cash Plus Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

49

California Money Fund

Cash Plus Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[1]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.69%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,182	$1,101	$4,800	$15,876	$7,631

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

50

New York Money Fund

Cash Plus Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0038

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of year (000)	$92,999	$118,278	$94,547	$106,194	$125,869

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

52

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

53

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

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For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

FedFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
MuniCash	148
California Money Fund	152
New York Money Fund	153

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CP-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Cash Reserve Shares

➢	TempFund

Cash Reserve: BRRXX

➢	TempCash

Cash Reserve: BLRXX

➢	FedFund

Cash Reserve: BFRXX

➢	T-Fund

Cash Reserve: BTRXX

➢	Federal Trust Fund
Cash Reserve: BFDXX

➢	Treasury Trust Fund

Cash Reserve: BTFXX

➢	MuniFund

Cash Reserve: BMFXX

➢	MuniCash

Cash Reserve: BMRXX

➢	California Money Fund

Cash Reserve: BCFXX

➢	New York Money Fund

Cash Reserve: BNRXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	33
	Key Facts About California Money Fund	38
	Key Facts About New York Money Fund	43

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	48
	Investment Risks	52

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	58
	Purchase of Shares	58
	Redemption of Shares	59
	Additional Purchase and Redemption Information	60
	Cash Reserve Shareholder Services Plan	61
	Dividends and Distributions	61
	Federal Taxes	62
	State and Local Taxes	63

Management of the Funds	Information About BlackRock
	BlackRock	65
	Conflicts of Interest	67
	Master/Feeder Structure	68

Financial Highlights	Financial Performance of the Funds	69

General Information	Certain Fund Policies	79

Glossary	Glossary of Investment Terms	80

For More Information	Funds and Service Providers	82

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$188	$328	$737

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between

4 - TempFund

July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Cash Reserve Shares	0.02%	0.02%	1.21%

	7-Day Yield As of December 31, 2015

TempFund—Cash Reserve Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.42%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.58%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$59	$220	$396	$903

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

8 - TempCash

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Because the Cash Reserve Shares of TempCash have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$194	$339	$761

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - FedFund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Cash Reserve Shares	0.02%	0.01%	1.11%

	7-Day Yield As of December 31, 2015

FedFund—Cash Reserve Shares	0.03%

14 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.60%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$192	$335	$750

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

17 - T-Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Reserve Shares of T-Fund do not have a full calendar year of operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

18 - T-Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	0.01%	1.05%

	7-Day Yield As of December 31, 2015

T-Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.47%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.73%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$220	$393	$894

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

21 - Federal Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Reserve Shares of Federal Trust Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

22 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.41%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$194	$339	$761

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

25 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Because the Cash Reserve Shares of Treasury Trust Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

26 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares		0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.33%

Distribution (12b-1) Fees	None

Other Expenses	0.43%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.76%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$227	$407	$927

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

28 - MuniFund

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

29 - MuniFund

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

30 - MuniFund

Performance Information

Because no Cash Reserve Shares of MuniFund were outstanding during the period January 1, 2006 through December 31, 2015, performance of the Fund’s Cash Reserve Shares for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares. Because no Cash Reserve Shares of the Fund were outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Cash Reserve Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.79% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Cash Reserve Shares	0.01%	0.01%	0.79%

	7-Day Yield As of December 31, 2015

MuniFund—Dollar Shares	0.02%

31 - MuniFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

32 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.54%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.89%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$255	$465	$1,069

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so

33 - MuniCash

that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

34 - MuniCash

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

35 - MuniCash

Performance Information

Cash Reserve Shares of MuniCash were not outstanding from January 1, 2006 through June 5, 2007, January 8, 2008 through July 26, 2010, November 4, 2010 through November 14, 2011 and October 30, 2012 through December 31, 2015, nor do they have a full calendar year of operations for the ten-year period. As a result, the performance and seven-day yield shown are those of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

36 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

37 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.49%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.87%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$251	$456	$1,048

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

38 - California Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

39 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

40 - California Money Fund

Performance Information

Because the Cash Reserve Shares of California Money Fund have not yet commenced operations, the performance shown for each of the past ten calendar years is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.01%	0.04%	0.79%

	7-Day Yield As of December 31, 2015

California Money Fund—Dollar Shares	0.01%

41 - California Money Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

42 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Reserve Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Cash Reserve Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.52%
Shareholder Servicing Fees	0.40%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.90%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 65, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Cash Reserve Shares	$61	$257	$469	$1,080

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and

43 - New York Money Fund

their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

44 - New York Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

45 - New York Money Fund

Performance Information

Because the Cash Reserve Shares of New York Money Fund have not yet commenced operations, the performance shown is that of the Fund’s Institutional Shares, which are offered by a separate prospectus. Institutional Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.02%	0.08%	0.94%

	7-Day Yield As of December 31, 2015

New York Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

46 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Cash Reserve Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

47 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 80-81.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 80-81.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund
Federal Trust Fund
Treasury Trust Fund

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 80-81.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 80-81.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

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Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing.  The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

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Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

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Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund. From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off

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debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the

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financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for Federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for Cash Reserve Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for Cash Reserve Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniFund, MuniCash, California Money Fund and New York Money Fund reserve the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

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b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Cash Reserve Shareholder Services Plan

Service Organizations may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Trust will enter into an agreement with each Service Organization that purchases Cash Reserve Shares of the Funds. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at

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100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

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A 30% withholding tax, redemption or other disposition is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Cash Reserve Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T-Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniFund	0.03%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that

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individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

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The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Cash Reserve Share of TempFund outstanding throughout each year presented.

	Cash Reserve
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.24%	0.30%	0.31%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$16,693	$19,977	$15,031	$13,130	$16,695

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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TempCash

Cash Reserve Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Cash Reserve Share of FedFund outstanding throughout each year presented.

	Cash Reserve
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.61%	0.61%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.12%	0.17%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$5,442	$4,561	$4,863	$208	$1,693

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for a Cash Reserve Share of T-Fund outstanding throughout the period presented.

Cash Reserve
Period September 24, 2015[5] to October 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [1]
Net realized gain	—

Net increase (decrease) from investment operations	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]

Net asset value, end of period	$1.00

Total Return[4]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.56%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[7]

Net investment income	0.01%[7]

Supplemental Data
Net assets, end of period (000)	$— [8]

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Commencement of operations.
[6]	Aggregate total return.
[7]	Annualized.
[8]	Net assets end of period are less than $1,000.

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Federal Trust Fund

Cash Reserve Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

Cash Reserve Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniFund

Cash Reserve Shares of MuniFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0002	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.60%	0.59%	0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$41,554	$49,420	$58,832	$64,251	$134,835

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniCash

Cash Reserve Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

Cash Reserve Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0001	$0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.69%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,182	$1,101	$4,800	$15,876	$7,631

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

77

New York Money Fund

Cash Reserve Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0038

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of year (000)	$92,999	$118,278	$94,547	$106,194	$125,869

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

78

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

79

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating the average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

80

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

81

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

82

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Cash Reserve Shares	Fund Code
TempFund	0H2
TempCash	0H5
FedFund	0U3
T-Fund	0N2
Federal Trust Fund	0U5
Treasury Trust Fund	0N5
MuniFund	0K2
MuniCash	0K5
California Money Fund	0R2
New York Money Fund	0R5

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-CR-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Dollar Shares

➢	TempFund

Dollar: TDOXX

➢	TempCash

Dollar: TCDXX

➢	FedFund

Dollar: TDDXX

➢	T-Fund

Dollar: TFEXX

➢	Federal Trust Fund

Dollar: TSDXX

➢	Treasury Trust Fund

Dollar: TTDXX

➢	MuniFund

Dollar: MFDXX

➢	MuniCash

Dollar: MCDXX

➢	California Money Fund

Dollar: MUDXX

➢	New York Money Fund

Dollar: BPDXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	32
	Key Facts About California Money Fund	36
	Key Facts About New York Money Fund	41

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	46
	Investment Risks	50

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	56
	Purchase of Shares	56
	Redemption of Shares	57
	Additional Purchase and Redemption Information	59
	Dollar Shareholder Services Plan	59
	Dividends and Distributions	59
	Federal Taxes	60
	State and Local Taxes	61

Management of the Funds	Information About BlackRock
	BlackRock	63
	Conflicts of Interest	65
	Master/Feeder Structure	66

Financial Highlights	Financial Performance of the Funds	67

General Information	Certain Fund Policies	77

Glossary	Glossary of Investment Terms	78

For More Information	Funds and Service Providers	80

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$140	$245	$554

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempFund—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.27%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$44	$173	$313	$723

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

8 - TempCash

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

10 - TempCash

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$147	$257	$578

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

12 - FedFund

U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Dollar Shares	0.02%	0.01%	1.16%

	7-Day Yield As of December 31, 2015

FedFund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$144	$252	$567

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the

16 - T-Fund

Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	0.01%	1.05%

	7-Day Yield As of December 31, 2015

T-Fund—Dollar Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.32%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.58%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$173	$311	$713

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may

20 - Federal Trust Fund

not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

21 - Federal Trust Fund

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

22 - Federal Trust Fund

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.26%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$147	$257	$578

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

24 - Treasury Trust Fund

U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.33%

Distribution (12b-1) Fees	None

Other Expenses	0.28%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$179	$324	$747

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in

28 - MuniFund

which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

29 - MuniFund

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

30 - MuniFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	0.03%	0.02%	0.85%

	7-Day Yield As of December 31, 2015

MuniFund—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

31 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.39%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$207	$383	$891

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest

32 - MuniCash

its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

33 - MuniCash

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

34 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

35 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Dollar Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.34%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.72%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$203	$374	$869

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

36 - California Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

37 - California Money Fund

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38 - California Money Fund

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.01%	0.04%	0.79%

	7-Day Yield As of December 31, 2015

California Money Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

39 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

40 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Dollar Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment

Dollar Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.37%
Shareholder Servicing Fees	0.25%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.75%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Dollar Shares	$46	$210	$387	$902

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will

41 - New York Money Fund

invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

42 - New York Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

43 - New York Money Fund

Performance Information

The information shows you how performance has varied year by year and provides some indication of the risks of investing in New York Money Fund. Because no Dollar Shares of New York Money Fund were outstanding during the period June 13, 2011 through December 31, 2015, performance of the Fund’s Dollar Shares for this period is based on the returns of Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Dollar Shares. Because there were no Dollar Shares of New York Money Fund outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Dollar Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio of securities and their performance should differ only to the extent that they bear different expenses. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Dollar Shares	0.02%	0.07%	0.83%

	7-Day Yield As of December 31, 2015

New York Money Fund—Institutional Shares	0.01%

44 - New York Money Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Dollar Shares
Minimum Initial Investment	$5,000 (however, financial intermediaries may set a higher minimum for their customers)
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

45 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 78-79.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of it total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 78-79.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than 1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund

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Fund	Investment Objective
MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 78-79.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 78-79.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than 1/2 of 1% of the Fund’s total assets.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic

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conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.   Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the

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secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund, and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts,

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as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of each of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BlackRock and The PNC Financial Services Group, Inc. (“PNC”) have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†	The deadline for purchase orders for Dollar Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. FedFund reserves the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for Dollar Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000 (however, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next

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succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†	The deadline for redemption orders for Dollar Shares of TempFund and FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for Dollar Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniFund, MuniCash, California Money Fund and New York Money Fund reserve the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Dollar Shareholder Services Plan

Service Organizations may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Dollar Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day

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before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with incomes exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

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The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax, redemption or other disposition is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

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If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Dollar Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniFund	0.03%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that

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individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.  On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

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The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0003	$0.0003	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.18%	0.25%	0.31%	0.30%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,511,529	$2,673,968	$2,300,509	$1,941,890	$1,787,059

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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TempCash

The table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Dollar Share of FedFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0002	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.46%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.13%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$917,631	$748,382	$593,574	$325,447	$494,151

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

69

T-Fund

The table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

70

Federal Trust Fund

The table below sets forth selected financial data for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

71

Treasury Trust Fund

The table below sets forth selected financial data for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

72

MuniFund

The table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0002	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.60%	0.59%	0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$41,554	$49,420	$58,832	$64,251	$134,835

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

73

MuniCash

The table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

74

California Money Fund

The table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0001	$0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.69%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,182	$1,101	$4,800	$15,876	$7,631

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

75

New York Money Fund

Dollar Shares of New York Money Fund do not have a financial history for the past five years; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0038

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of year (000)	$92,999	$118,278	$94,547	$106,194	$125,869

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

76

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

77

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

78

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

79

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

80

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Dollar Shares	Fund Code
TempFund	020
TempCash	023
FedFund	031
T-Fund	061
Federal Trust Fund	012
Treasury Trust Fund	063
MuniFund	059
MuniCash	054
California Money Fund	057
New York Money Fund	055

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-DS-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Institutional Shares

➢	TempFund

Institutional: TMPXX

➢	TempCash

Institutional: TMCXX

➢	FedFund

Institutional: TFDXX

➢	T-Fund

Institutional: TSTXX

➢	Federal Trust Fund

Institutional: TFFXX

➢	Treasury Trust Fund

Institutional: TTTXX

➢	MuniFund

Institutional: MFTXX

➢	MuniCash

Institutional: MCSXX

➢	California Money Fund

Institutional: MUCXX

➢	New York Money Fund

Institutional: MUNXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	32
	Key Facts About California Money Fund	36
	Key Facts About New York Money Fund	41

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	46
	Investment Risks	50

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	56
	Purchase of Shares	56
	Redemption of Shares	58
	Additional Purchase and Redemption Information	59
	Dividends and Distributions	59
	Federal Taxes	60
	State and Local Taxes	61

Management of the Funds	Information About BlackRock
	BlackRock	63
	Conflicts of Interest	65
	Master/Feeder Structure	66

Financial Highlights	Financial Performance of the Funds	67

General Information	Certain Fund Policies	77

Glossary	Glossary of Investment Terms	78

For More Information	Funds and Service Providers	80

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.18%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$60	$106	$242

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

4 - TempFund

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2014).

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Institutional Shares	0.10%	0.09%	1.42%

	7-Day Yield As of December 31, 2015

TempFund—Institutional Shares	0.29%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.32%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.34%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.18%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$18	$93	$175	$415

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

8 - TempCash

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended September 30, 2015).

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Institutional Shares	0.07%	0.10%	1.43%

	7-Day Yield As of December 31, 2015

TempCash—Institutional Shares	0.25%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.21%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$67	$117	$267

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is

12 - FedFund

a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

13 - FedFund

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Institutional Shares	0.03%	0.02%	1.26%

	7-Day Yield As of December 31, 2015

FedFund—Institutional Shares	0.16%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

14 - FedFund

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.19%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.20%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$64	$113	$255

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

16 - T-Fund

U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

17 - T-Fund

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Institutional Shares	0.02%	0.01%	1.13%

	7-Day Yield As of December 31, 2015

T-Fund—Institutional Shares	0.10%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

18 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.26%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$93	$172	$405

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the

20 - Federal Trust Fund

U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

21 - Federal Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

22 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Institutional Shares	0.01%	0.01%	1.24%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.20%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.21%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$67	$117	$267

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

24 - Treasury Trust Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

25 - Treasury Trust Fund

Performance Information

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Institutional Shares	0.01%	0.00%	1.05%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

26 - Treasury Trust Fund

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.33%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.36%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$99	$186	$440

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in

28 - MuniFund

securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

29 - MuniFund

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.90% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013).

30 - MuniFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Institutional Shares	0.03%	0.04%	0.97%

	7-Day Yield As of December 31, 2015

MuniFund—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

31 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.35%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$128	$245	$588

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the

32 - MuniCash

federal alternative minimum tax. The Fund invests in of securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

33 - MuniCash

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.91% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

34 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Institutional Shares	0.02%	0.05%	1.01%

	7-Day Yield As of December 31, 2015

MuniCash—Institutional Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

35 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.47%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$124	$236	$565

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California,

36 - California Money Fund

including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could

37 - California Money Fund

affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38 - California Money Fund

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Institutional Shares	0.01%	0.05%	0.91%

	7-Day Yield As of December 31, 2015

California Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

39 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

40 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares

Management Fee	0.38%

Distribution (12b-1) Fees	None

Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.50%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.20%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 63, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$20	$130	$250	$599

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York,

41 - New York Money Fund

including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

42 - New York Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

43 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.02%	0.08%	0.94%

	7-Day Yield As of December 31, 2015

New York Money Fund—Institutional Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

44 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Institutional Shares
Minimum Initial Investment	$3 million for institutions.
Minimum Additional Investment	No subsequent minimum.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

45 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 78-79.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 78-79.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund TempCash	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund
Federal Trust Fund
Treasury Trust Fund

46

Fund	Investment Objective
MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 78-79.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 78-79.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

47

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest

48

paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

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Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

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The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. A Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which a Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of a Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such

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delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

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Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund, New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

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New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for Federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, BlackRock and The PNC Financial Services Group, Inc. (“PNC”) have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ SAI.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

†	The deadline for purchase orders for Institutional Shares of FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. FedFund reserves the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for Institutional Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

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Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of PNC (a “Service Organization”), the Service Organization may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund*†	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*†	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

†	The deadline for redemption orders for Institutional Shares of TempFund and FedFund placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for Institutional Shares of TempFund, TempCash, FedFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniFund, MuniCash, California Money Fund and New York Money Fund reserve the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

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In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway,Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

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Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax, redemption or other disposition is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after

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December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain

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types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

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BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Institutional Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T–Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniFund	0.03%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings.  On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who

65

recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for an Institutional Share of TempFund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0003	0.0008	0.0013	0.0012
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0009	$0.0004	$0.0008	$0.0014	$0.0012

Distributions:[2]
From net investment income	(0.0008)	(0.0003)	(0.0008)	(0.0013)	(0.0012)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0009)	(0.0004)	(0.0008)	(0.0014)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.09%	0.04%	0.08%	0.14%	0.12%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.17%	0.18%	0.18%	0.18%

Net investment income	0.08%	0.03%	0.08%	0.14%	0.12%

Supplemental Data
Net assets, end of year (000)	$62,215,214	$46,327,088	$42,517,741	$43,032,035	$41,826,560

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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TempCash

The table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0008	$0.0006	$0.0010	$0.0016	$0.0014

Distributions:[2]
From net investment income	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of year (000)	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for an Institutional Share of FedFund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0002	$0.0001	$0.0001	$0.0001	$0.0003

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.09%	0.14%	0.17%	0.17%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$11,361,624	$10,689,737	$12,265,686	$11,698,677	$12,617,763

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for an Institutional Share of T-Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.20%	0.21%	0.21%	0.20%	0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.11%	0.12%	0.11%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$19,598,433	$18,501,009	$15,448,264	$17,649,086	$12,586,527

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

The table below sets forth selected financial data for an Institutional Share of Federal Trust Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.33%	0.33%	0.32%	0.33%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.15%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$331,549	$236,113	$235,349	$188,110	$207,357

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

The table below sets forth selected financial data for an Institutional Share of Treasury Trust Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions:	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.22%	0.23%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.07%	0.07%	0.09%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$13,517,000	$10,367,067	$7,021,176	$4,901,611	$4,836,239

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniFund

The table below sets forth selected financial data for an Institutional Share of MuniFund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0004	0.0009
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0003	$0.0004	$0.0009

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0009)
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0003)	(0.0004)	(0.0009)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.04%	0.09%

Ratios to Average Net Assets
Total expenses	0.36%	0.36%	0.35%	0.34%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.19%	0.19%

Net investment income	0.02%	0.02%	0.02%	0.04%	0.09%

Supplemental Data
Net assets, end of year (000)	$1,369,069	$1,219,566	$1,159,440	$1,212,494	$1,479,126

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniCash

The table below sets forth selected financial data for an Institutional Share of MuniCash outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0004	0.0009	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0004	$0.0009	$0.0012

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.04%	0.09%	0.12%

Ratios to Average Net Assets
Total expenses	0.49%	0.45%	0.42%	0.40%	0.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.16%	0.19%	0.20%	0.20%

Net investment income	0.01%	0.01%	0.04%	0.09%	0.13%

Supplemental Data
Net assets, end of year (000)	$145,329	$144,892	$189,271	$233,569	$324,027

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

The table below sets forth selected financial data for an Institutional Share of California Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0009
Net realized gain	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0002	$0.0022

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0009)
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0002)	(0.0022)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.01%	0.02%	0.01%	0.02%	0.22%

Ratios to Average Net Assets
Total expenses	0.47%	0.46%	0.45%	0.43%	0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.09%

Supplemental Data
Net assets, end of year (000)	$227,884	$122,721	$136,074	$162,188	$284,521

[1]	Amount is greater than $(0.00005) per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.

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New York Money Fund

The table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0038

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of year (000)	$92,999	$118,278	$94,547	$106,194	$125,869

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

76

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

78

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

79

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

80

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How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Institutional Shares	Fund Code
TempFund	024
TempCash	021
FedFund	030
T-Fund	060
Federal Trust Fund	011
Treasury Trust Fund	062
MuniFund	050
MuniCash	048
California Money Fund	052
New York Money Fund	053

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-IS-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Plus Shares

➢	TempFund

Plus Shares: —

➢	T-Fund

Plus Shares: —

➢	MuniFund

Plus Shares: —

➢	California Money Fund

Plus Shares: —

➢	New York Money Fund

Plus Shares: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, primary investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About T-Fund	8
	Key Facts About MuniFund	12
	Key Facts About California Money Fund	17
	Key Facts About New York Money Fund	22

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	27
	Investment Risks	31

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	36
	Purchase of Shares	36
	Redemption of Shares	37
	Additional Purchase and Redemption Information	38
	Plus Shares Distribution Plan	39
	Dividends and Distributions	39
	Federal Taxes	39
	State and Local Taxes	41

Management of the Funds	Information About BlackRock
	BlackRock	42
	Conflicts of Interest	44
	Master/Feeder Structure	44

Financial Highlights	Financial Performance of the Funds	45

General Information	Certain Fund Policies	50

Glossary	Glossary of Investment Terms	51

For More Information	Funds and Service Providers	53

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.43%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$44	$140	$245	$554

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies,

3 - TempFund

instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

Because the Plus Shares of TempFund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempFund—Dollar Shares		0.04%

6 - TempFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.45%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$46	$144	$252	$567

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

8 - T-Fund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - T-Fund

Performance Information

Because the Plus Shares of T-Fund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Dollar Shares	0.01%	0.01%	1.05%

	7-Day Yield As of December 31, 2015

T-Fund—Dollar Shares		0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

10 - T-Fund

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.33%

Distribution (12b-1) Fees	0.25%

Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.61%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.45%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$46	$179	$324	$747

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not

12 - MuniFund

currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

13 - MuniFund

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - MuniFund

Performance Information

Because the Plus Shares of MuniFund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Dollar Shares	0.03%	0.02%	0.85%

	7-Day Yield As of December 31, 2015

MuniFund—Dollar Shares		0.02%

15 - MuniFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.40%

Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.87%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$61	$251	$456	$1,048

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the

17 - California Money Fund

interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

18 - California Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

19 - California Money Fund

Performance Information

Because the Plus Shares of California Money Fund have not yet commenced operations, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.82% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Dollar Shares	0.01%	0.04%	0.79%

	7-Day Yield As of December 31, 2015

California Money Fund—Dollar Shares		0.01%

20 - California Money Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

21 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Plus Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Plus Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	0.40%

Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.90%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.60%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Plus Shares	$61	$257	$469	$1,080

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the

22 - New York Money Fund

interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

23 - New York Money Fund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

24 - New York Money Fund

Performance Information

Because the Plus Shares of New York Money Fund have not yet commenced operations, the performance shown is that of the Fund’s Institutional Shares, which are offered by a separate prospectus. Institutional Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Institutional Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.89% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Institutional Shares	0.02%	0.08%	0.94%

	7-Day Yield As of December 31, 2015

New York Money Fund—Institutional Shares		0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

25 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. To purchase or sell shares of the Fund, purchase orders and redemption orders must be transmitted to the Fund’s office in Wilmington, Delaware by telephone (800-441-7450; in Delaware 302-797-2350), through the Fund’s internet-based order entry program, or by such other electronic means as the Fund agrees to in its sole discretion. The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Plus Shares
Minimum Initial Investment	$5,000 for institutions (however, financial intermediaries may set a higher minimum for their customers).
Minimum Additional Investment	None

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

26 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 51-52.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, California Money Fund and New York Money Fund) will acquire any security other than daily a liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 51-52.

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Each of TempFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

T-Fund	The Fund seeks current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 51-52.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 51-52.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These

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supplemental investment strategies are described in the Statement of Additional Information (“SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to

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principal and interest by the U.S. Treasury. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

TempFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest

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primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.

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Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

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Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for Federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay Federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may

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cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund and New York Money Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program, or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Plus Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

T-Fund*	5:30 p.m.

MuniFund	2:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

California Money Fund	12:30 p.m.

New York Money Fund	12:30 p.m.

*	Purchase orders for Plus Shares of TempFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. The Funds also reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 441-7450 for specific information.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. If you purchased shares through a bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (a “Service Organization”), that entity may have its own earlier deadlines for the receipt of the redemption order. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information”.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

T-Fund*	5:30 p.m.

MuniFund**	12:30 p.m.

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Fund	Deadline (Eastern time)

California Money Fund**	1:00 p.m.

New York Money Fund**	12:30 p.m.

*	Redemption orders for Plus Shares of TempFund and T-Fund placed after 4:15 p.m. Eastern time may not be transmitted by the Funds’ internet-based order entry program. Shareholders placing orders through a Service Organization are responsible for making certain that their Service Organization communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	MuniFund, California Money Fund and New York Money Fund reserve the right to limit the amount of redemption orders that will be paid on the same day on redemption orders received after 12:00 p.m. Eastern time.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Funds—Service Organizations” in the SAI.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

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If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Plus Shares Distribution Plan

Service Organizations may purchase Plus Shares. Pursuant to a Distribution (12b-1 Plan) adopted by the Board, the Trust will enter into an agreement with each Service Organization that purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer within five Business Days after the end of the month or within five Business Days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to the Fund at 100 Bellevue Parkway, Wilmington, Delaware 19809 and will become effective after its receipt by the Fund with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by

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a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax, redemption or other disposition is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

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All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, MuniFund, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for T-Fund is equal to Calculation A plus Calculation B as follows:

T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of T-Fund and three other portfolios of the Trust not offered by this prospectus (FedFund, Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to of BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

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the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Plus Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
T-Fund	0.20%
MuniFund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
T-Fund	0.07%
MuniFund	0.03%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among

43

other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Plus Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

Plus Shares of TempFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of TempFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0003	$0.0003	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.18%	0.25%	0.31%	0.30%

Net investment income	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,511,529	$2,673,968	$2,300,509	$1,941,890	$1,787,059

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

Plus Shares of T-Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniFund

Plus Shares of MuniFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniFund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0002	$0.0000	$0.0000

Distributions:[2]
From net investment income.	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.60%	0.59%	0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$41,554	$49,420	$58,832	$64,251	$134,835

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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California Money Fund

Plus Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of California Money Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0001	$0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.72%	0.71%	0.69%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,182	$1,101	$4,800	$15,876	$7,631

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

48

New York Money Fund

Plus Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of New York Money Fund outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain.	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0038

Distributions:[2]
From net investment income.	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of year.	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses.	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of year (000)	$92,999	$118,278	$94,547	$106,194	$125,869

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

51

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

52

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

53

[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

By phone at (800) 441-7450 or visit our website at www.blackrock.com/cash.

Plus Shares	Fund Code
TempFund
T-Fund	32
MuniFund
California Money Fund	58
New York Money Fund	56

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, Delaware 19809

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling (800) 441-7450. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Choice Shares

➢	TempFund

Premier Choice: —

➢	TempCash

Premier Choice: —

➢	FedFund

Premier Choice: —

➢	T-Fund

Premier Choice: BCHXX

➢	Federal Trust Fund

Premier Choice: —

➢	Treasury Trust Fund

Premier Choice: —

➢	MuniFund

Premier Choice: —

➢	MuniCash

Premier Choice: —

➢	California Money Fund

Premier Choice: —

➢	New York Money Fund

Premier Choice: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About TempCash	7
	Key Facts About FedFund	12
	Key Facts About T-Fund	16
	Key Facts About Federal Trust Fund	20
	Key Facts About Treasury Trust Fund	24
	Key Facts About MuniFund	28
	Key Facts About MuniCash	32
	Key Facts About California Money Fund	36
	Key Facts About New York Money Fund	41

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	46
	Investment Risks	50

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	56
	Purchase of Shares	56
	Redemption of Shares	57
	Additional Purchase and Redemption Information	58
	Premier Choice Shares Shareholder Services Plan	59
	Dividends and Distributions	59
	Federal Taxes	59
	State and Local Taxes	61

Management of the Funds	Information About BlackRock
	BlackRock	62
	Conflicts of Interest	64
	Master/Feeder Structure	65

Financial Highlights	Financial Performance of the Funds	66

General Information	Certain Fund Policies	76

Glossary	Glossary of Investment Terms	77

For More Information	Funds and Service Providers	79

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.18%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.29%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$29	$92	$162	$367

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

3 - TempFund

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

4 - TempFund

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of TempFund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

5 - TempFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Administration Shares	0.03%	0.03%	1.34%

	7-Day Yield As of December 31, 2015

TempFund—Administration Shares	0.19%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

6 - TempFund

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	None

Other Expenses	0.12%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.28%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$29	$125	$230	$539

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

7 - TempCash

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

8 - TempCash

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

9 - TempCash

Performance Information

There are currently no Premier Choice Shares of TempCash outstanding. The performance shown is based on the performance of the Administration Shares of the Fund, which are offered by a separate prospectus. Because no Administration Shares of TempCash were outstanding during the periods January 1, 2006 through March 30, 2006, June 28, 2007 through August 20, 2007, September 24, 2007 through November 29, 2007, December 24, 2007 through April 16, 2008, July 22, 2011 through December 6, 2011, and January 18, 2012 through December 31, 2015, performance for the Fund’s Administration Shares for those periods is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares. Because no Administration Shares of the Fund were outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Administration Shares should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

10 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Administration Shares	0.02%	0.03%	1.35%

	7-Day Yield As of December 31, 2015

TempCash—Institutional Shares	0.25%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (PNC). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - TempCash

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$99	$173	$392

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - FedFund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - FedFund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of FedFund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

14 - FedFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Administration Shares	0.02%	0.01%	1.21%

	7-Day Yield As of December 31, 2015

FedFund—Administration Shares	0.06%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.30%
Fee Waivers and/or Expense Reimbursements[1]	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$97	$169	$381

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

16 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

17 - T-Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of T-Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

18 - T-Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

T-Fund—Administration Shares	0.01%	0.01%	1.10%

	7-Day Yield As of December 31, 2015

T-Fund—Administration Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - T-Fund

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	None

Other Expenses	0.17%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements[1]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$125	$228	$530

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

20 - Federal Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

21 - Federal Trust Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of Federal Trust Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. Since no Administration Shares of the Fund were outstanding during the period August 13, 2008 through April 23, 2009, performance of the Fund’s Administration Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Administration Shares. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

22 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 4, 2007)

Federal Trust Fund—Administration Shares	0.01%	0.01%	0.61%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

23 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	None

Other Expenses	0.11%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.31%
Fee Waivers and/or Expense Reimbursements[1]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$99	$173	$392

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

24 - Treasury Trust Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

25 - Treasury Trust Fund

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of Treasury Trust Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

26 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Administration Shares	0.01%	0.00%	1.01%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

27 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.33%

Distribution (12b-1) Fees	None

Other Expenses	0.13%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[1]	(0.16)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$131	$242	$564

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or

28 - MuniFund

less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax,

29 - MuniFund

or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of MuniFund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.87% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

30 - MuniFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Administration Shares	0.03%	0.02%	0.91%

	7-Day Yield As of December 31, 2015

MuniFund—Administration Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

31 - MuniFund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	None

Other Expenses	0.24%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.59%
Fee Waivers and/or Expense Reimbursements[1]	(0.29)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$160	$300	$710

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be

32 - MuniCash

subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or

33 - MuniCash

local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

There are currently no Premier Choice Shares of MuniCash outstanding. The performance and seven-day yield shown are based on the performance of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Premier Choice Shares of the Fund should have returns and seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses. The seven-day yield is based on that of Dollar Shares of the Fund.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

34 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

35 - MuniCash

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.19%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	0.57%
Fee Waivers and/or Expense Reimbursements[1]	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$155	$291	$688

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

36 - California Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

37 - California Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

38 - California Money Fund

Performance Information

There are currently no Premier Choice Shares of California Money Fund outstanding. The performance shown is based on the performance of the Administration Shares of the Fund, which are offered by a separate prospectus. The seven-day yield is based on that of the Fund’s Administration Shares since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Administration Shares	0.01%	0.04%	0.85%

	7-Day Yield As of December 31, 2015

California Money Fund—Administration Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

39 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

40 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Choice Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Choice Shares*

Management Fee	0.38%

Distribution (12b-1) Fees	None

Other Expenses	0.22%
Shareholder Servicing Fees	0.10%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	0.60%
Fee Waivers and/or Expense Reimbursements[1]	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.30%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 62, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Choice Shares	$31	$162	$305	$721

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal

41 - New York Money Fund

Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations, the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

42 - New York Money Fund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

43 - New York Money Fund

Performance Information

There are currently no Premier Choice Shares of New York Money Fund outstanding. The performance shown is based on the performance of the Fund’s Administration Shares, which are offered by a separate prospectus. The seven-day yield is based on that of the Administration Shares of the Fund since they have expenses substantially similar to those of the Premier Choice Shares.

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Administration Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.86% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Administration Shares	0.02%	0.07%	0.89%

	7-Day Yield As of December 31, 2015

New York Money Fund—Administration Shares	0.01%

44 - New York Money Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”). The initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Premier Choice Shares
Minimum Initial Investment	$50,000
Minimum Additional Investment	The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

45 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 77-78.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, MuniCash, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 77-78.

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Each Fund (other than California Money Fund and New York Money Fund) is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
TempCash
FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund
Federal Trust Fund
Treasury Trust Fund

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Fund	Investment Objective
MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
MuniCash
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund, TempCash and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 77-78.

Securities purchased by each of MuniCash, California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 77-78.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

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Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by TempCash and TempFund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that TempFund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund and TempCash.  Each Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). TempCash may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by BlackRock in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund or TempCash could not hold directly without the repurchase obligation.

TempFund, TempCash, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund and TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of TempCash’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, TempCash will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, TempCash will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, TempCash’s investments may lose value during such periods.

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Foreign Exposure Risk.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund and TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the

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market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of

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legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund and TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact

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of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections, and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons

Reverse Repurchase Agreements Risk.  TempFund, TempCash, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, TempCash, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Premier Choice Shares may be purchased through an account you maintain with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Choice Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Choice Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

TempCash	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniFund	12:00 Noon

MuniCash	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Premier Choice Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Choice Shares will be recorded by the Service Organization and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Choice Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the Redemption Proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information”.

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

TempCash	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniFund	12:00 Noon

MuniCash	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Choice Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

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f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund, Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Premier Choice Shares Shareholder Services Plan

Service Organizations may purchase Premier Choice Shares. Pursuant to a Shareholder Services Plan adopted by the Board, the Funds will enter into an agreement with each Service Organization that purchases Premier Choice Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Premier Choice Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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MuniCash, MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with incomes exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax, redemption or other disposition is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

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other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Choice Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
MuniCash	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

BlackRock and BlackRock Investments, LLC, the Funds’ distributor, have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and BlackRock Investments, LLC may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
TempCash	0.15%
FedFund	0.11%
T-Fund	0.07%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniFund	0.03%
MuniCash	0.01%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that

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individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, BlackRock Investments, LLC, the Funds’ distributor, and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

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The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Choice Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

Premier Choice Shares of TempFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of TempFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0004	0.0003
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0003	$0.0003	$0.0002	$0.0005	$0.0003

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0003)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0002)	(0.0005)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.02%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.18%	0.24%	0.27%	0.27%

Net investment income	0.02%	0.02%	0.01%	0.05%	0.03%

Supplemental Data
Net assets, end of year (000)	$2,843,390	$2,542,670	$2,740,631	$2,548,103	$1,953,551

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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TempCash

Premier Choice Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Institutional Share of TempCash outstanding throughout each year presented.

	Institutional
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0008	$0.0006	$0.0010	$0.0016	$0.0014

Distributions:[2]
From net investment income	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of year (000)	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

Premier Choice Shares of FedFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of FedFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$346,593	$233,421	$12,271	$18,664	$17,543

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

Premier Choice Shares of T-Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of T-Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%	0.00%	0.30%	0.30%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.00%	0.15%	0.12%	0.13%

Net investment income	0.01%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$5	$— [5]	$— [5]	$16,431	$32,718

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets end of period are less than $1,000.

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Federal Trust Fund

Premier Choice Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of Federal Trust Fund outstanding throughout each period presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.43%	0.43%	0.42%	0.43%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.10%	0.11%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$2,183	$2,289	$1,629	$858

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets end of period are less than $1,000.

70

Treasury Trust Fund

Premier Choice Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of Treasury Trust Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000 [1]	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.32%	0.33%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.05%	0.08%	0.07%	0.08%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$573,959	$335,524	$108,091	$128,154	$152,459

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

71

MuniFund

Premier Choice Shares of MuniFund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of MuniFund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0002	$0.0000	$0.0002

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0002)
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.02%

Total Return
Total expenses	0.46%	0.46%	0.45%	0.44%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.16%	0.22%	0.27%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$325,641	$315,869	$288,779	$306,763	$442,810

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

72

MuniCash

Premier Choice Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

73

California Money Fund

Premier Choice Shares of California Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of California Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0003
Net realized gain (loss)	(0.0000)[1]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0001	$0.0016

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.16%

Ratios to Average Net Assets
Total expenses	0.57%	0.56%	0.55%	0.53%	0.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.04%

Supplemental Data
Net assets, end of year (000)	$1,696	$1,253	$2,313	$1,191	$1,322

[1]	Amount is greater than $(0.00005) per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.

74

New York Money Fund

Premier Choice Shares of New York Money Fund do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for an Administration Share of New York Money Fund outstanding throughout each year presented.

	Administration
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.60%	0.58%	0.56%	0.55%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.14%	0.19%	0.24%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$7,396	$5,417	$7,233	$3,315	$11,153

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

75

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

76

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

77

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

78

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Choice Shares	Fund Code
TempFund	224
TempCash	124
FedFund
T-Fund
Federal Trust Fund	244
Treasury Trust Fund	254
MuniFund	264
MuniCash	144
California Money Fund
New York Money Fund

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

➢	TempFund

Select: BTBXX

➢	FedFund

Select: BFBXX

➢	T-Fund

Select: BSLXX

➢	Treasury Trust Fund

Select: TSLXX

➢	MuniFund

Select: BMBXX

➢	California Money Fund

Select: BCBXX

➢	New York Money Fund

Select: BIBXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About Treasury Trust Fund	16
	Key Facts About MuniFund	20
	Key Facts About California Money Fund	24
	Key Facts About New York Money Fund	29

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	34
	Investment Risks	38

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	44
	Purchase of Shares	44
	Redemption of Shares	45
	Additional Purchase and Redemption Information	46
	Select Shares Distribution Plan and Shareholder Services Plan	47
	Dividends and Distributions	47
	Federal Taxes	47
	State and Local Taxes	49

Management of the Funds	Information About BlackRock
	BlackRock	50
	Conflicts of Interest	52
	Master/Feeder Structure	53

Financial Highlights	Financial Performance of the Funds	54

General Information	Certain Fund Policies	61

Glossary	Glossary of Investment Terms	62

For More Information	Funds and Service Providers	64

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$327	$570	$1,267

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.12% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Select Shares	0.02%	0.01%	1.07%

	7-Day Yield As of December 31, 2015

TempFund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$331	$579	$1,289

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such

8 - FedFund

obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - FedFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.09% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

10 - FedFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Select Shares	0.02%	0.01%	0.98%

	7-Day Yield As of December 31, 2015

FedFund—Select Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.19%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.05)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$329	$575	$1,278

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

12 - T-Fund

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

13 - T-Fund

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.01% (quarter ended December 31, 2014) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 25, 2008)

T-Fund—Select Shares	0.01%	0.01%	0.09%

	7-Day Yield As of December 31, 2015

T-Fund—Select Shares	0.03%

14 - T-Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$331	$579	$1,289

16 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

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Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

17 - Treasury Trust Fund

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Select Shares of Treasury Trust Fund commenced operations on September 28, 2015. Prior to the inception of the Select Shares of the Fund, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

18 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Select Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - Treasury Trust Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.33%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	1.21%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.21)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$363	$645	$1,447

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”),

20 - MuniFund

the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between

21 - MuniFund

July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

22 - MuniFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Select Shares	0.03%	0.02%	0.66%

	7-Day Yield As of December 31, 2015

MuniFund—Select Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

23 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.59%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	1.32%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.32)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$387	$693	$1,562

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of

24 - California Money Fund

California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary

25 - California Money Fund

or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

26 - California Money Fund

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.68% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Select Shares	0.01%	0.04%	0.62%

	7-Day Yield As of December 31, 2015

California Money Fund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

27 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

28 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.62%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.35%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.35)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 50, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$393	$706	$1,593

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Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

30 - New York Money Fund

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to Federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

31 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.69% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Select Shares	0.02%	0.07%	0.66%

	7-Day Yield As of December 31, 2015

New York Money Fund—Select Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

32 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

33 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, FedFund, T-Fund, Treasury Trust Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 62-63.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniFund, California Money Fund and New York Money Fund) will acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 62-63.

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Each of TempFund, FedFund, T-Fund, Treasury Trust Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund T-Fund Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

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Fund	Investment Objective
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 62-63.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 62-63.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

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Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Funds do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not

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limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

TempFund, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities, that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a

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Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

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Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, MuniFund, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; possible changes in federal tax law relating to the taxation of interest on municipal bonds; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be

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determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Treasury Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

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All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund, and New York Money Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund, T-Fund and Treasury Trust Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Select Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

Treasury Trust Fund	2:30 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchase of Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment requirements for your Account. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

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Fund	Deadline (Eastern time)

Treasury Trust Fund	2:30 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE close early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund, FedFund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

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The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the NAV of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund, T-Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, MuniFund, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund, T-Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

FedFund, T-Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and Treasury Trust Fund and another portfolio of the Trust not offered by this prospectus (Federal Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

50

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.20%
T-Fund	0.20%
Treasury Trust Fund	0.20%
MuniFund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2017, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
FedFund	0.11%
T–Fund	0.07%
Treasury Trust Fund	0.04%
MuniFund	0.03%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock

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disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

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Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Select Share of TempFund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0003	$0.0001	$0.0000	$0.0001	$0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$295,371	$424,555	$514,918	$536,971	$586,363

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Select Share of FedFund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$205,658	$92,940	$111,589	$100,792	$107,781

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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T-Fund

The table below sets forth selected financial data for a Select Share of T-Fund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.05%	1.06%	1.06%	1.05%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$220,861	$196,531	$214,156	$103,189	$132,339

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

56

Treasury Trust Fund

The table sets forth selected financial information for a Select Share of Treasury Trust Fund outstanding throughout the period presented.

Select
Period September 28, 2015[1] to October 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [2]
Net realized gain	0.0000 [2]

Net increase (decrease) from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	1.09%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$8,058

[1]	Commencement of operations.
[2]	Amount is less than $0.00005 per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.00005) per share.
[5]	Where applicable, assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Annualized.

57

MuniFund

The table below sets forth selected financial data for a Select Share of MuniFund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0002	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.21%	1.21%	1.20%	1.19%	1.16%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$22,769	$17,580	$16,299	$15,107	$18,857

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

58

California Money Fund

The table below sets forth selected financial data for a Select Share of California Money Fund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0001	$0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.32%	1.32%	1.29%	1.28%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.28%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$7,313	$10,228	$6,385	$7,600	$16,535

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

59

New York Money Fund

The table below sets forth selected financial data for a Select Share of New York Money Fund outstanding throughout each year presented.

	Select
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.34%	1.33%	1.31%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.15%	0.20%	0.25%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,911	$7,493	$9,473	$11,812	$10,281

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

60

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

61

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

62

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

63

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

Treasury Trust Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

55 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

64

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares	Fund Code
TempFund	0H7
FedFund	0U7
T-Fund	0N7
Treasury Trust Fund	0T7
MuniFund	0K7
California Money Fund	0R7
New York Money Fund	0R8

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS6-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Select Shares

➢	TempCash

Select: —

➢	Federal Trust Fund

Select: —

➢	MuniCash

Select: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About MuniCash	12

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	17
	Investment Risks	20

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	25
	Purchase of Shares	25
	Redemption of Shares	26
	Additional Purchase and Redemption Information	27
	Select Shares Distribution Plan and Shareholder Services Plan	27
	Dividends and Distributions	28
	Federal Taxes	28
	State and Local Taxes	29

Management of the Funds	Information About BlackRock
	BlackRock	30
	Conflicts of Interest	32
	Master/Feeder Structure	32

Financial Highlights	Financial Performance of the Funds	33

General Information	Certain Fund Policies	36

Glossary	Glossary of Investment Terms	37

For More Information	Funds and Service Providers	39

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.19)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$359	$636	$1,426

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

4 - TempCash

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Select Shares of TempCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally redeem shares of TempCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$357	$632	$1,416

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

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Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether

9 - Federal Trust Fund

the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Select Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

10 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Select Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.34)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	1.00%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 30, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Select Shares do not exceed 1.00% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Select Shares	$102	$391	$702	$1,583

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and

12 - MuniCash

derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

13 - MuniCash

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

14 - MuniCash

Performance Information

Select Shares of MuniCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares	0.02%

15 - MuniCash

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirement for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

16 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, Federal Trust Fund and MuniCash (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 37-38.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. No Fund (other than MuniCash) will acquire any security other than a daily liquid assets unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 37-38.

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Each Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	The Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

17

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission ( the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 37-38.

Securities purchased by MuniCash (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 37-38.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

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Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

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When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements investment in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO

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tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the

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issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempCash and MuniCash is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund.  In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S.

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Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.   All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.   All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempCash and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund and MuniCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Select Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment requirements for your Account. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	5:30 p.m.

Federal Trust Fund	2:30 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject Federal Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in the Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

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Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash and Federal Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of the Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor

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will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund is equal to Calculation A plus Calculation B as follows:

Federal Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund and three other portfolios of the Trust not offered by this prospectus (FedFund, T-Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of

30

the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Select Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.20%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2017, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Select Shares do not exceed 1.00% of average daily net assets for each Fund after giving effect to the fee waivers and expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
Federal Trust Fund	0.02%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

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Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

Select Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

Select Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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MuniCash

Select Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

35

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

36

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

37

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

38

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

39

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Select Shares
TempCash
Federal Trust Fund
MuniCash

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-SS4-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Shares

➢	TempFund

Premier: BFPXX

➢	FedFund

Premier: BUPXX

➢	T-Fund

Premier: BEMXX

➢	MuniFund

Premier: BLSXX

➢	California Money Fund

Premier: BLBXX

➢	New York Money Fund

Premier: BNBXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About MuniFund	16
	Key Facts About California Money Fund	20
	Key Facts About New York Money Fund	25

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	30
	Investment Risks	34

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	40
	Purchase of Shares	40
	Redemption of Shares	41
	Additional Purchase and Redemption Information	42
	Premier Shares Distribution Plan and Shareholder Services Plan	42
	Dividends and Distributions	43
	Federal Taxes	43
	State and Local Taxes	44

Management of the Funds	Information About BlackRock
	BlackRock	46
	Conflicts of Interest	48
	Master/Feeder Structure	49

Financial Highlights	Financial Performance of the Funds	50

General Information	Certain Fund Policies	56

Glossary	Glossary of Investment Terms	57

For More Information	Funds and Service Providers	59

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.11)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$241	$428	$968

3 - TempFund

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

4 - TempFund

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Premier Shares	0.02%	0.01%	1.18%

	7-Day Yield As of December 31, 2015

TempFund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$246	$437	$990

8 - FedFund

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

9 - FedFund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Premier Shares	0.02%	0.01%	1.09%

	7-Day Yield As of December 31, 2015

FedFund—Premier Shares	0.03%

10 - FedFund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.19%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.80%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.12)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$243	$432	$979

12 - T-Fund

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

13 - T-Fund

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 9, 2007)

T-Fund—Premier Shares	0.01%	0.01%	0.26%

	7-Day Yield As of December 31, 2015

T-Fund—Premier Shares	0.03%

14 - T-Fund

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.33%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.96%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.28)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$278	$504	$1,152

16 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

17 - MuniFund

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010,
Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.78% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

18 - MuniFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Premier Shares	0.03%	0.02%	0.78%

	7-Day Yield As of December 31, 2015

MuniFund—Premier Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

19 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.59%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	1.07%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.39)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$302	$552	$1,271

20 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

21 - California Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

22 - California Money Fund

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Premier Shares	0.01%	0.04%	0.72%

	7-Day Yield As of December 31, 2015

California Money Fund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

23 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

24 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.62%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.42)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$308	$566	$1,302

25 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

26 - New York Money Fund

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

27 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 years

New York Money Fund—Premier Shares	0.01%	0.07%	0.76%

	7-Day Yield As of December 31, 2015

New York Money Fund—Premier Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

28 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

29 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 57-58.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempFund, FedFund and T-Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets please see the Glossary on pages 57-58.

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Each of TempFund, FedFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

30

Investment Objectives

Fund	Investment Objective

TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

FedFund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
T-Fund

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 57-58.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 57-58.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

31

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund.  TempFund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

TempFund, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

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TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending. TempFund, FedFund and T-Fund. Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

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Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.   Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example,

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“institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, MuniFund, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; possible changes in federal tax law relating to the taxation of interest on municipal bonds; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

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In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

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Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Premier Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment requirements for your Account. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject T-Fund and FedFund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization

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to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on going basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.
MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

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Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders not later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax

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should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, MuniFund, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess	of $7 billion.
of $8 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in

46

other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.20%
T-Fund	0.20%
MuniFund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2017, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
FedFund	0.11%
T–Fund	0.07%
MuniFund	0.03%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

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From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

48

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

49

Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Premier Share of TempFund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	$0.0003	$0.0001	$0.0000	$0.0001	$0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.19%	0.26%	0.31%	0.31%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$13,005	$11,127	$17,700	$18,072	$20,011

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

50

FedFund

The table below sets forth selected financial data for a Premier Share of FedFund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.81%	0.81%	0.81%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$143	$1,951	$479	$1,042	$953

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

51

T-Fund

The table below sets forth selected financial data for a Premier Share of T-Fund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0002	$0.0002	$0.0001	$0.0001	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.83%	0.80%	0.81%	0.80%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.09%	0.13%	0.07%

Net investment income	0.01%	0.00%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$1	$51,805	$13	$17

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets are under $1,000.

52

MuniFund

The table below sets forth selected financial data for a Premier Share of MuniFund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	$0.0003	$0.0004	$0.0002	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.95%	0.96%	0.95%	0.94%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.22%	0.28%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1	$822	$1,040	$687	$15,026

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

53

California Money Fund

The table below sets forth selected financial data for a Premier Share of California Money Fund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	$0.0001	$0.0002	$0.0001	$0.0001	$0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.06%	1.05%	1.05%	1.03%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.14%	0.19%	0.28%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	— [5]	$17	$17	$1,786	$1,786

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets end of period are less than $1,000.

54

New York Money Fund

The table below sets forth selected financial data for a Premier Share of New York Money Fund outstanding throughout each year presented.

	Premier
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0001	$0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.07%	1.08%	1.06%	1.05%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.09%	0.16%	0.20%	0.24%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$391	$232	$438	$264

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Net assets end of period are less than $1,000.

55

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations, and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

56

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

57

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

58

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

59

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempFund	226
FedFund	136
T-Fund	236
MuniFund	266
California Money Fund	156
New York Money Fund	166

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS6-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Premier Shares

➢	TempCash

Premier: —

➢	Federal Trust Fund

Premier: —

➢	Treasury Trust Fund

Premier: —

➢	MuniCash

Premier: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	21
	Investment Risks	24

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	29
	Purchase of Shares	29
	Redemption of Shares	30
	Additional Purchase and Redemption Information	31
	Premier Shares Distribution Plan and Shareholder Services Plan	31
	Dividends and Distributions	32
	Federal Taxes	32
	State and Local Taxes	33

Management of the Funds	Information About BlackRock
	BlackRock	34
	Conflicts of Interest	36
	Master/Feeder Structure	36

Financial Highlights	Financial Performance of the Funds	37

General Information	Certain Fund Policies	41

Glossary	Glossary of Investment Terms	42

For More Information	Funds and Service Providers	44

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	0.94%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.26)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$274	$495	$1,131

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4 - TempCash

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Since there were no Premier Shares of TempCash outstanding from December 14, 2005 through December 31, 2015, performance for that period is based on the return of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Shares. Since there were no Premier Shares of the Fund outstanding on December 31, 2015, the seven-day yield shown is that of the Fund’s Dollar Shares. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Premier Shares	0.00%	0.00%	1.18%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares	0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting its website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	0.93%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$271	$490	$1,120

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

9 - Federal Trust Fund

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Premier Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

10 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.13)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$246	$437	$990

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

13 - Treasury Trust Fund

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Premier Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

14 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Premier Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.41)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Premier Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Shares	$69	$306	$561	$1,292

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principle risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary

17 - MuniCash

or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - MuniCash

Performance Information

Since no Premier Shares of MuniCash were outstanding from December 14, 2005 through December 31, 2015, performance for that period is based on the returns of the Fund’s Dollar Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Premier Shares. Since there were no Premier Shares of the Fund outstanding on December 31, 2015, the seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially similar because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Premier Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.79% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

19 - MuniCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Premier Shares	0.00%	0.00%	0.78%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Share	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - MuniCash

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 42-43.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash, Federal Trust Fund and Treasury Trust Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 42-43.

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Each of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
Federal Trust Fund
Treasury Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

21

Investment Process

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 42-43.

Securities purchased by MuniCash (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 42-43.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempCash and MuniCash

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

22

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For the Fund, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

The Fund may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

23

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

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Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

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Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

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Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempCash and MuniCash is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for a Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in a Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in a Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent a Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempFund and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund and MuniCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Payment for shares may be made only in federal funds or other immediately available funds. Premier Shares may be purchased through an Account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23 and December 30, 2016. The NYSE will close early on November 25, 2016.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment requirements for your Account. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be accepted and processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will normally be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

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The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

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Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of this Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable

32

ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess
of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered by this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in

34

the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Premier Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Through February 28, 2017, the Distributor and Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Premier Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among

35

other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

There are no Premier Shares of TempCash outstanding as of October 31, 2015 and they have not operated continuously throughout the past five years; as a result, the table below sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0003	$0.0002	$0.0002	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Federal Trust Fund

Premier Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table set forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	$0.0001	$0.0001	$0.0001	$0.0002	$0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

38

Treasury Trust Fund

Premier Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table set forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0000	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

39

MuniCash

There are no Premier Shares of MuniCash outstanding as of October 31, 2015 and they have not operated continuously throughout the past five years; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	$0.0001	$0.0001	$0.0000	$0.0000	$0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

40

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

41

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

42

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

43

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

44

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[This page intentionally left blank]

How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Premier Shares	Fund Code
TempCash	126
Federal Trust Fund	246
Treasury Trust Fund	256
MuniCash	146

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PS4-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Private Client Shares

➢	TempFund

Private Client: BTVXX

➢	FedFund

Private Client: BRPXX

➢	T-Fund

Private Client: BPVXX

➢	MuniFund

Private Client: BMPXX

➢	California Money Fund

Private Client: BCAXX

➢	New York Money Fund

Private Client: BYPXX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempFund	3
	Key Facts About FedFund	8
	Key Facts About T-Fund	12
	Key Facts About MuniFund	16
	Key Facts About California Money Fund	21
	Key Facts About New York Money Fund	26

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	31
	Investment Risks	35

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	40
	Purchase of Shares	40
	Redemption of Shares	41
	Additional Purchase and Redemption Information	42
	Private Client Shares Distribution Plan and Shareholder Services Plan	43
	Dividends and Distributions	43
	Federal Taxes	43
	State and Local Taxes	45

Management of the Funds	Information About BlackRock
	BlackRock	46
	Conflicts of Interest	48
	Master/Feeder Structure	48

Financial Highlights	Financial Performance of the Funds	50

General Information	Certain Fund Policies	56

Glossary	Glossary of Investment Terms	57

For More Information	Funds and Service Providers	59

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempFund

Investment Objective

The investment objective of TempFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.18%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.36)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$295	$539	$1,238

Principal Investment Strategies of the Fund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

3 - TempFund

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

4 - TempFund

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempFund

Performance Information

The information shows you how TempFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempFund—Private Client Shares	0.02%	0.01%	1.18%

	7-Day Yield As of December 31, 2015

TempFund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

6 - TempFund

Investment Manager

TempFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempFund

Fund Overview

Key Facts About FedFund

Investment Objective

The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of FedFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.38)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$299	$548	$1,260

8 - FedFund

Principal Investment Strategies of the Fund

FedFund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in FedFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

9 - FedFund

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The information shows you how FedFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

FedFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

10 - FedFund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

FedFund—Private Client Shares	0.02%	0.01%	1.09%

	7-Day Yield As of December 31, 2015

FedFund—Private Client Shares	0.03%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

FedFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of FedFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by FedFund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of FedFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - FedFund

Fund Overview

Key Facts About T-Fund

Investment Objective

The investment objective of T-Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of T-Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.19%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.05%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.37)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$297	$543	$1,249

12 - T-Fund

Principal Investment Strategies of the Fund

T-Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in T-Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

13 - T-Fund

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of T-Fund closed on July 7, 2010. Since no Private Client Shares of the Fund were outstanding during the period July 8, 2010 through December 31, 2015, (a) performance of the Fund’s Private Client Shares for that period is based on the returns of the Fund’s Institutional Shares, which are offered by a separate prospectus, adjusted to reflect the different expenses borne by the Fund’s Private Client Shares and (b) the seven-day yield shown is that of the Fund’s Institutional Shares. Institutional Shares and Private Client Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

The information shows you how T-Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

T-Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 0.51% (quarter ended March 31, 2008) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

14 - T-Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 9, 2007)

T-Fund—Private Client Shares	0.01%	0.01%	0.26%

	7-Day Yield As of December 31, 2015

T-Fund—Institutional Shares	0.10%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

T-Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of T-Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by T-Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of T-Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - T-Fund

Fund Overview

Key Facts About MuniFund

Investment Objective

The investment objective of MuniFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniFund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.33%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.53%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.03%

Total Annual Fund Operating Expenses	1.21%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.53)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$332	$614	$1,419

16 - MuniFund

Principal Investment Strategies of the Fund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniFund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

17 - MuniFund

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

¡

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

18 - MuniFund

Performance Information

The information shows you how MuniFund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniFund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.78% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2013).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniFund—Private Client Shares	0.03%	0.02%	0.78%

	7-Day Yield As of December 31, 2015

MuniFund—Private Client Shares	0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

19 - MuniFund

Investment Manager

MuniFund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniFund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of MuniFund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, MuniFund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

MuniFund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniFund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

20 - MuniFund

Fund Overview

Key Facts About California Money Fund

Investment Objective

The investment objective of California Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of California Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.59%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.09%

Total Annual Fund Operating Expenses	1.32%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.64)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$355	$662	$1,534

21 - California Money Fund

Principal Investment Strategies of the Fund

California Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of California, including municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax (“California Municipal Obligations”). Dividends paid by the Fund that are derived from interest on California Municipal Obligations are exempt from regular federal and California State personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in California Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the

22 - California Money Fund

securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

¡

Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in California. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of California and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be composed of California Municipal Obligations. As a result, the Fund will be more susceptible to any economic, business and political risks or other developments which generally affect California and the issuers of California Municipal Obligations. With the approval by voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase, the State of California has significantly improved its general fiscal condition. However, many local jurisdictions within the State of California face continued fiscal stress. For more information on the risks associated with California Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—California Money Fund” below as well as Appendix B to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

23 - California Money Fund

Performance Information

The information shows you how California Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

California Money Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.76% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

California Money Fund—Private Client Shares	0.01%	0.04%	0.72%

	7-Day Yield As of December 31, 2015

California Money Fund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

24 - California Money Fund

Investment Manager

California Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of California Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of California Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, California Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

California Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of California Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

25 - California Money Fund

Fund Overview

Key Facts About New York Money Fund

Investment Objective

The investment objective of New York Money Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of New York Money Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares

Management Fee	0.38%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.62%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.12%

Total Annual Fund Operating Expenses	1.35%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.67)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 46, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$362	$675	$1,565

26 - New York Money Fund

Principal Investment Strategies of the Fund

New York Money Fund invests primarily in a broad range of short-term obligations and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”) issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in Municipal Obligations the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from taxation under the Constitution or statutes of New York, including municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers, such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax (“New York Municipal Obligations”). Dividends paid by the Fund that are derived from interest on New York Municipal Obligations are exempt from regular federal, New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in New York Money Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

27 - New York Money Fund

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Non-Diversification Risk — The Fund concentrates its investments in securities of issuers located in New York. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of New York and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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State Specific Risk — A substantial part of the portfolio of the Fund will, under normal circumstances, be comprised of New York Municipal Obligations. As a result, the Fund will be more susceptible to any general economic and business conditions and changes in political, social, economic and environmental conditions or other developments which generally affect New York and the issuers of New York Municipal Obligations. For more information on the risks associated with New York Municipal Obligations, see “Non-Diversification Risk” above and “Details about the Funds—Investment Risks—Principal Risks of Investing in the Funds—State Specific Risk—New York Money Fund” below as well as Appendix C to the Statement of Additional Information.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

28 - New York Money Fund

Performance Information

The information shows you how New York Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

New York Money Fund

Private Client Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.77% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

New York Money Fund—Private Client Shares	0.02%	0.07%	0.76%

	7-Day Yield As of December 31, 2015

New York Money Fund—Private Client Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

29 - New York Money Fund

Investment Manager

New York Money Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of New York Money Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

The Trust’s Board of Trustees has approved the designation of New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016. As a result, as of September 1, 2016, New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Tax Information

New York Money Fund anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of New York Money Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

30 - New York Money Fund

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 57-58.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempFund, FedFund and T-Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 57-58.

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Each of TempFund, FedFund, T-Fund and MuniFund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempFund	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
FedFund T-Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

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Except for MuniFund, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

Investment Process

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by each of TempFund and MuniFund (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities, please see the Glossary on pages 57-58.

Securities purchased by each of California Money Fund and New York Money Fund (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 57-58.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Pursuant to Rule 2a-7 under the 1940 Act, with respect to 75% of its total assets, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets or, in the event that such securities are not First Tier Securities, not more than  1/2 of 1% of the Fund’s total assets.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

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Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, except that the Fund may only invest up to 5% of its assets in such non-bank commercial paper issued by foreign issuers.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempFund.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempFund.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”).

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, the Funds do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by BlackRock in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For TempFund, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may include other types of securities that TempFund could not hold directly without the repurchase obligation.

TempFund, FedFund and T-Fund may transfer uninvested cash balances into a single joint account at the Funds’ custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

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Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire stand-by commitments with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempFund, MuniFund, California Money Fund and New York Money Fund.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the

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purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempFund.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Foreign Exposure Risk.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempFund.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s

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investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniFund, California Money Fund and New York Money Fund.  From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Non-Diversification Risk.  California Money Fund and New York Money Fund.  Each Fund concentrates its investments in securities of issuers located in a particular state. This raises special concerns because the Fund may be more exposed to the risks associated with, and developments affecting, an individual issuer than a fund that invests more widely. In particular, changes in the economic conditions and governmental policies of the particular state and its political subdivisions, including as a result of legislation or litigation changing the taxation of municipal securities or the rights of municipal security holders in the event of bankruptcy, could impact the value of the Fund’s shares.

Prepayment Risk.  TempFund.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempFund, MuniFund, California Money Fund and New York Money Fund is still evaluating its strategy to implement the new regulations.

Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  If the other party to a repurchase agreement defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

State Specific Risk.  California Money Fund and New York Money Fund.  Each of California Money Fund and New York Money Fund will invest primarily in California Municipal Obligations and New York Municipal Obligations, respectively. As a result each Fund is more exposed to risks affecting issuers of its designated state’s Municipal Obligations than is a municipal securities fund that invests more widely. Set forth below are certain risk factors specific to each Fund.

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California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result the Fund is more exposed to risks affecting issuers of California Municipal Obligations. Such risks include, but are not limited to, the strength and duration of the economic recovery; the strength of the housing market recovery and the growth in construction spending; Constitutional limitations affecting the ability of the State and municipalities to address financial downturns, including limitations on the ability of the State or municipalities to raise taxes, fees or charges without voter approval; the impact of federal deficit reduction measures; the performance of the national and State economies; the impact of international events on consumer confidence, oil supplies and oil prices; the impact of behavioral changes in reaction to income and sales tax increases; shifts in monetary policy affecting interest rates and the financial markets; the magnitude of pension and post retirement health care commitments, and the impact on the funding of such benefits of lower than expected returns; the impact of consumer spending on tax collections; increased demand in entitlement-based and claims-based programs such as Medicaid, public assistance and general public health; access to the capital markets in light of disruptions in the market; litigation against the State of California; the risk of earthquakes or other natural catastrophes upon the State or localities; actions taken by the federal government, including audits, disallowances, changes in aid levels, and changes to Medicaid rules; and any reduction in the creditworthiness of issuers of California municipal securities.

In addition, any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations. As of February 1, 2016, Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services and Fitch Ratings, Inc. rated the State’s general obligation bonds “Aa3,” “AA-” and “A+,” respectively.

For more information on the risks associated with California municipal instruments, see Appendix B to the SAI.

New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest on a timely basis. As a result, the Fund is more exposed to risks affecting issuers of New York Municipal Obligations. Such risks include, but are not limited to, the condition of New York State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of the following: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments, which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and New York State tax collections; and the outcome of litigation and other claims affecting New York State.

In addition, any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the net asset value of the Fund’s portfolio. As of February 1, 2016, general obligation bonds issued by New York City are rated “Aa2” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA” by Fitch Ratings, Inc. As of February 1, 2016, general obligation bonds issued by New York State are rated “Aa1” by Moody’s Investors Service, Inc., “AA+” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings, Inc.

For more information on the risks associated with New York Municipal Obligations, see Appendix C to the SAI.

Taxability Risk.  MuniFund, California Money Fund and New York Money Fund.  Each Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  All Funds.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price. A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempFund, FedFund and T-Fund.  Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk.  TempFund, FedFund and T-Fund.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of MuniFund, California Money Fund and New York Money Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Private Client Shares may be purchased through an account you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment requirements for your Account. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Service Organization. If the shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

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Fund	Deadline (Eastern time)

TempFund	5:00 p.m.

FedFund	5:00 p.m.

T-Fund	3:00 p.m.

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

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The Board has chosen not to subject T-Fund and FedFund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with

43

other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniFund, California Money Fund and New York Money Fund generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after a Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

So long as, at the close of each quarter of California Money Fund’s taxable year, at least 50% of the value of California Money Fund’s total assets consists of California Municipal Obligations, exempt-interest dividends (i) paid by California Money Fund in an amount not exceeding the interest received on such California Municipal Obligations during California Money Fund’s taxable year, and (ii) designated by California Money Fund as exempt-interest dividends (in a written notice mailed to California Money Fund’s shareholders no later than 60 days after the close of California Money Fund’s taxable year) will be treated as an item of interest excludable from the income of California resident individuals for purposes of the California personal income tax. Dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. On the other hand, dividends designated as attributable to California Municipal Obligations paid to a corporate shareholder subject to the California corporate income tax should not be taxable as ordinary income but should be treated in the same manner as such dividends are treated for purposes of the California personal income tax, described above. Distributions to shareholders attributable to interest on obligations issued by states other than California and their political subdivisions, as well as distributions attributable to market discount or short-term or long-term capital gains, are generally subject to California personal income tax, corporate income tax, and corporate franchise tax, even though all or a portion of such dividends may be exempt from federal income tax. Interest on indebtedness incurred or continued by a shareholder of California Money Fund to purchase or carry shares of California Money Fund generally will not be deductible for California personal or corporate income tax purposes. It should be noted that California law deviates from the provisions of Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), relating to regulated investment companies, in certain potentially material respects.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code, and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see “Federal Taxes” above.

If you hold shares of California Money Fund or New York Money Fund and do not reside in California or New York, respectively, dividends received from such Fund generally may be subject to income tax by your state of residence, and, where applicable, to local personal income tax.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, BNY Mellon will send the shareholders of California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempFund, MuniFund, California Money Fund and New York Money Fund pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempFund	MuniFund	California Money Fund and New York Money Fund
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess
	.195% of the next $1 billion	.195% of the next $1 billion	of $3 billion.
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess
	.170% of amounts in excess of $8 billion.	of $7 billion.

The management fee for FedFund and T-Fund is equal to Calculation A plus Calculation B as follows:

FedFund and T-Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund and two other portfolios of the Trust not offered by this prospectus (Federal Trust Fund and Treasury Trust Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the

46

Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
FedFund	0.20%
T-Fund	0.20%
MuniFund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Through February 28, 2017, the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fee rates, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempFund	0.16%
FedFund	0.11%
T–Fund	0.07%
MuniFund	0.03%
California Money Fund	0.00%
New York Money Fund	0.00%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

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Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. (“PNC”) and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders

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may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempFund

The table below sets forth selected financial data for a Private Client Share of TempFund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$9,855	$14,738	$16,524	$19,248	$12,658

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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FedFund

The table below sets forth selected financial data for a Private Client Share of FedFund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,777	$6,385	$7,729	$16,948	$24,454

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

51

T-Fund

Private Client Shares of T-Fund do not have a financial history during the past five years. As a result, the table below sets forth selected financial data for a Dollar Share of T-Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

52

MuniFund

The table below sets forth selected financial data for a Private Client Share of MuniFund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.21%	1.21%	1.20%	1.19%	1.16%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.08%	0.15%	0.23%	0.29%

Net investment income	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,649	$1,817	$1,787	$1,998	$2,130

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

53

California Money Fund

The table below sets forth selected financial data for a Private Client Share of California Money Fund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.32%	1.32%	1.30%	1.28%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.13%	0.19%	0.28%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$4,096	$4,280	$4,949	$4,601	$5,009

[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.

54

New York Money Fund

The table below sets forth selected financial data for a Private Client Share of New York Money Fund outstanding throughout each year presented.

	Private Client
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.34%	1.34%	1.31%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.08%	0.16%	0.20%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$692	$1,827	$266	$506	$2,499

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

55

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

56

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

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securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

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has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

57

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

58

For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

59

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempFund	233
FedFund	234
T-Fund	239
MuniFund	235
California Money Fund	237
New York Money Fund	236

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS6-0216

FEBRUARY 29, 2016

PROSPECTUS

BlackRock Liquidity Funds  |  Private Client Shares

➢	TempCash

Private Client: —

➢	Federal Trust Fund

Private Client: —

➢	Treasury Trust Fund

Private Client: —

➢	MuniCash

Private Client: —

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Fund Overview	Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information
	Key Facts About TempCash	3
	Key Facts About Federal Trust Fund	8
	Key Facts About Treasury Trust Fund	12
	Key Facts About MuniCash	16

Details About the Funds	Information about how each Fund invests, including investment objectives, investment processes, principal strategies and risk factors
	How Each Fund Invests	21
	Investment Risks	24

Account Information	Information about account services, shareholder transactions, and distribution and other payments
	Price of Fund Shares	30
	Purchase of Shares	30
	Redemption of Shares	31
	Additional Purchase and Redemption Information	32
	Private Client Shares Distribution Plan and Shareholder Services Plan	32
	Dividends and Distributions	33
	Federal Taxes	33
	State and Local Taxes	34

Management of the Funds	Information About BlackRock
	BlackRock	35
	Conflicts of Interest	37
	Master/Feeder Structure	37

Financial Highlights	Financial Performance of the Funds	38

General Information	Certain Fund Policies	42

Glossary	Glossary of Investment Terms	43

For More Information	Funds and Service Providers	45

How to Contact BlackRock Liquidity Funds	Inside Back Cover

Additional Information	Back Cover

Fund Overview

Key Facts About TempCash

Investment Objective

The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of TempCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.32%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.18% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$327	$605	$1,398

3 - TempCash

Principal Investment Strategies of the Fund

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements that under normal circumstances will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days or less.

In addition, the Fund may also invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts, variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in TempCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

¡

Financial Services Risk — A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

4 - TempCash

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

¡

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

5 - TempCash

Performance Information

Private Client Shares of TempCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

Prior to October 1, 2015, TempCash did not have a policy that it would invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. Furthermore, TempCash had the ability to maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Investors should note that the historical yield and performance information for the periods prior to October 1, 2015 shown below are based on the investment policies of TempCash prior to the implementation of these changes in the investment policy relating to maturity. The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

TempCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

6 - TempCash

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

TempCash—Dollar Shares	0.02%	0.02%	1.27%

	7-Day Yield As of December 31, 2015

TempCash—Dollar Shares		0.04%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

TempCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of TempCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by TempCash may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of TempCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

7 - TempCash

Fund Overview

Key Facts About Federal Trust Fund

Investment Objective

The investment objective of Federal Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Federal Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.26%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%

Total Annual Fund Operating Expenses	1.18%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.50)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$325	$601	$1,387

8 - Federal Trust Fund

Principal Investment Strategies of the Fund

Federal Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Federal Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether

9 - Federal Trust Fund

the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of Federal Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how Federal Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Federal Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.22% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2015).

10 - Federal Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Federal Trust Fund—Dollar Shares	0.01%	0.01%	1.15%

	7-Day Yield As of December 31, 2015

Federal Trust Fund—Dollar Shares	0.01%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Federal Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Federal Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Federal Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Federal Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

11 - Federal Trust Fund

Fund Overview

Key Facts About Treasury Trust Fund

Investment Objective

The investment objective of Treasury Trust Fund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of Treasury Trust Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%

Total Annual Fund Operating Expenses	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.38)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$299	$548	$1,260

12 - Treasury Trust Fund

Principal Investment Strategies of the Fund

Treasury Trust Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Treasury Trust Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

¡

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

¡

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

¡

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

¡

Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

¡

Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

13 - Treasury Trust Fund

¡

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

¡

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

Private Client Shares of Treasury Trust Fund have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how Treasury Trust Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

Treasury Trust Fund

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2015).

14 - Treasury Trust Fund

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

Treasury Trust Fund—Dollar Shares	0.01%	0.00%	0.97%

	7-Day Yield As of December 31, 2015

Treasury Trust Fund—Dollar Shares		0.02%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

Treasury Trust Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of Treasury Trust Fund each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

Dividends and distributions by Treasury Trust Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of Treasury Trust Fund through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

15 - Treasury Trust Fund

Fund Overview

Key Facts About MuniCash

Investment Objective

The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Private Client Shares of MuniCash.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Private Client Shares*

Management Fee	0.35%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.64%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.14%

Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.66)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.68%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.

[1]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.20% of average daily net assets through February 28, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 35, the Fund’s distributor and the service organization party to the waiver agreement have contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees so that the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Private Client Shares do not exceed 0.68% of average daily net assets through February 28, 2017. The agreement renews automatically for successive one year periods and may be terminated by any party upon written notice 75 days prior to the commencement of a successive one year period.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Private Client Shares	$69	$359	$671	$1,555

16 - MuniCash

Principal Investment Strategies of the Fund

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities, such as beneficial interests in municipal trust certificates and partnership trusts (“Municipal Obligations”), the interest on which, in the opinion of counsel to the issuer of the obligation, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax. Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in MuniCash, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.

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Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

¡	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

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Municipal Securities Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

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Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

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Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.

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Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

¡	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

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When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

Private Client Shares of MuniCash have not commenced operations as of the date of this prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio of securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses.

The information shows you how MuniCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441-7450.

MuniCash

Dollar Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.84% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2015).

As of 12/31/15

Average Annual Total Returns

	1 Year	5 Years	10 Years

MuniCash—Dollar Shares	0.02%	0.01%	0.87%

	7-Day Yield As of December 31, 2015

MuniCash—Dollar Shares		0.02%

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Current Yield: You may obtain the Fund’s current 7-day yield by calling (800) 441-7450 or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Manager

MuniCash’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Purchase and Sale of Fund Shares

You may generally purchase or redeem shares of MuniCash each day on which the New York Stock Exchange is open for business. Purchase orders and redemption orders must be transmitted through a brokerage account (an “Account”) with your bank, savings and loan association or other financial institution, including affiliates of The PNC Financial Services Group, Inc. (“PNC”) (collectively, “Service Organizations”). The Service Organization may impose minimum investment requirements for your Account. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Tax Information

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of MuniCash through a financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, PNC and their respective affiliates) (each, a “Financial Intermediary”), the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively the “Funds”), each a series of BlackRock Liquidity Funds (the “Trust”), and your rights as a shareholder.

How Each Fund Invests

Each Fund is a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

¡	Each Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

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Each Fund (other than TempCash) will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. TempCash will not exceed a dollar-weighted average maturity and a dollar-weighted average life of 5 business days (as defined in Rule 2a-7) or less pursuant to its investment strategy. For a discussion of dollar-weighted average maturity and dollar-weighted average life, please see the Glossary on pages 43-44.

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Pursuant to Rule 2a-7, each Fund is subject to a “general liquidity requirement” that requires that each Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, BlackRock must consider factors that could affect the Fund’s liquidity needs, including characteristics of the Fund’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

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No Fund will acquire any illiquid security (i.e., securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund) if, immediately following such purchase, more than 5% of the Fund’s total assets are invested in illiquid securities. Each of TempCash, Federal Trust Fund and Treasury Trust Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets, and no Fund will acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. Due to its investment strategy, TempCash seeks to invest, under normal market circumstances, 100% of its total assets in weekly liquid assets. For a discussion of daily liquid assets and weekly liquid assets, please see the Glossary on pages 43-44.

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Each of TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) or, in the event that such securities are not First Tier Securities (as defined in Rule 2a-7), not more than  1/2 of 1% of the Fund’s total assets. In addition, Rule 2a-7 requires that not more than 3% of each Fund’s total assets be invested in Second Tier Securities (as defined in Rule 2a-7) and that Second Tier Securities may only be purchased if they have a remaining maturity of 45 days or less at the time of acquisition.

Investment Objectives

Fund	Investment Objective
TempCash	The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

Federal Trust Fund	Each Fund seeks current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment objective of each Fund may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

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Investment Process

All Funds

Each Fund, other than TempCash, invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. TempCash will invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act, and other rules of the Securities and Exchange Commission (the “SEC”). Each Fund will only purchase securities that present minimal credit risk as determined by BlackRock pursuant to guidelines approved by the Board.

Securities purchased by TempCash (or the issuers of such securities) will be First Tier Securities as defined in Rule 2a-7 under the 1940 Act. For a discussion of First Tier Securities please see the Glossary on pages 43-44.

Securities purchased by MuniCash (or the issuers of such securities) will be Eligible Securities. For a discussion of Eligible Securities, please see the Glossary on pages 43-44.

Principal Investment Strategies

Each Fund’s principal investment strategies are described under the heading “Principal Investment Strategies of the Fund” in each Fund’s “Key Facts” section included in “Fund Overview.” The following is additional information concerning the investment strategies of the Funds.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest in the securities of more than one issuer in accordance with the foregoing exception at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of BlackRock, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Principal Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information (the “SAI”). The SAI also describes the Funds’ policies and procedures concerning the disclosure of portfolio holdings.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, bank commercial paper, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where BlackRock deems the instrument to present minimal credit risk.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements, which are short-term securities with maturities of 1 to 397 days, issued by banks, corporations and others. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

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Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Loan Participations.  TempCash.  The Fund may invest in loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member.

Master Demand or Term Notes.  TempCash.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not hold directly.

Mortgage- and Asset-Backed Obligations.  TempCash.  The Fund may invest in debt securities that are backed by a pool of assets, usually loans such as mortgages, installment sale contracts, credit card receivables or other assets (“asset-backed securities”). The Fund may also invest in certain mortgage-related securities, such as bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections (“collateralized mortgage obligations” or “CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Municipal Obligations.  MuniCash.  The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  The Fund may, when deemed appropriate by BlackRock in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. However, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Additionally, collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

TempCash may transfer uninvested cash balances into a single joint account at the Fund’s custodian bank, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Stand-by Commitments.  MuniCash.  The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

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Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

Other Investments

In addition to the principal investments described above, each Fund (except as noted below) may also invest or engage in the following investments/strategies:

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when BlackRock believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings may be secured or unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Illiquid/Restricted Securities.  All Funds.  No Fund will invest more than 5% of the value of its respective total assets in illiquid securities that it cannot sell in the ordinary course within seven days at approximately current value, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

TempCash and MuniCash.  The Funds may invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end or closed-end investment companies, including affiliated investment companies, as permitted by the 1940 Act. A pro rata portion of the other investment companies’ expenses may be borne by the Fund’s shareholders. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax.

Reverse Repurchase Agreements.  TempCash.  The Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions (described below) will be aggregated for the purposes of this investment limitation.

Securities Lending.  TempCash.  The Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements (described above) and securities lending transactions will be aggregated for purposes of this investment limitation.

Investment Risks

Risk is inherent in all investing. The value of your investment in a Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time. The following is a description of certain risks of investing in the Funds.

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Principal Risks of Investing in the Funds

Credit Risk.  All Funds.  Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk.  TempCash.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Risk.  TempCash.  A substantial part of the Fund’s portfolio, 25% or more, will, under normal circumstances, be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Because of its concentration in the financial services industry, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

Foreign Exposure Risk.  TempCash and MuniCash.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Income Risk.  All Funds.  Each Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk.  All Funds.  Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Market Risk and Selection Risk.  All Funds.  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mortgage- and Asset-Backed Securities Risks.  TempCash.  Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s

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investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after other floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real-estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset- backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Municipal Securities Concentration Risk.  MuniCash.  From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by BlackRock. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

Municipal Securities Risks.  TempCash and MuniCash.  Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

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Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, a Fund and BlackRock will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor BlackRock will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

Prepayment Risk.  TempCash.  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Regulatory Risk.  All Funds.  On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The effect of these amendments on an individual money market fund will depend on the type of investors (e.g., retail or institutional) and the principal investments of the fund. For example, “institutional” money market funds will be required to sell and redeem fund shares using a floating net asset value and may, at the discretion of the fund’s board of trustees, impose fees on shareholder redemptions and temporarily suspend redemptions if the fund’s weekly liquid assets fall below a certain threshold. “Retail” money market funds may impose fees and suspend redemptions, but may continue to sell and redeem shares at a constant net asset value, whereas “Government” money market funds are exempt from these structural changes. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect a Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. Each of TempCash and MuniCash is still evaluating its strategy to implement the new regulations.
Repurchase Agreements Risk.  TempCash.  If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Taxability Risk.  MuniCash.  The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer of the obligation that the interest paid on those securities will be excludable from gross income for federal income tax purposes and taxable income for state and local tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the IRS may demand that the Fund pay federal income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by the Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

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Trading Risk.  Federal Trust Fund and Treasury Trust Fund.  In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income tax should determine through consultation with their own tax advisors whether a Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income tax.

U.S. Government Obligations Risk.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Instrument Risk.  All Funds.  The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed Settlement Transactions Risk.  All Funds.  When-issued and delayed delivery securities involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Other Risks of Investing in the Funds

Each Fund (except as noted below) may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk.  All Funds.  Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Expense Risk.  All Funds.  Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Investment in Other Investment Companies Risk.  All Funds.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Liquidity Risk.  TempCash and MuniCash.  Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions at an acceptable price.

All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Reverse Repurchase Agreements Risk.  TempCash.  Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

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Securities Lending Risk.  TempCash.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

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Account Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Share Class) – (Liabilities of the Share Class)
Number of Outstanding Shares of the Share Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the SAI under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of Federal Trust Fund, Treasury Trust Fund and MuniCash is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash normally is determined on each Business Day as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by The Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early1, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call (800) 441-7450.

Purchase of Shares

Private Client Shares may be purchased through a brokerage account (an “Account”) you maintain with your Service Organization. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. Generally, a purchase order will be executed by BNY Mellon on the Business Day that it is received only if the federal funds wire service is open on that day, the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

[1]

SIFMA currently recommends an early close for the bond markets on the following dates: March 24, May 27, July 1, November 25, December 23, and December 30, 2016. The NYSE will close early on November 25, 2016.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

Purchases of Shares of each Fund may be effected through an Account at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment requirements for your Account. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through your Service Organization. If shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below, but if the Federal Reserve Bank of Philadelphia is not open on that Business Day, the redemption order will be processed the next succeeding Business Day when the Federal Reserve Bank of Philadelphia is open. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed by one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information.”

Fund	Deadline (Eastern time)

TempCash	5:00 p.m.

Federal Trust Fund	2:00 p.m.

Treasury Trust Fund	2:00 p.m.

MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 441-7450 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a

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shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the SAI under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in this prospectus, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the Business Day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

b.	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

The Board has chosen not to subject Federal Trust Fund and Treasury Trust Fund to discretionary or default liquidity fees or temporary suspensions of redemptions (“gates”) due to declines in a Fund’s weekly liquid assets.

The Board has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally the Funds’ shares are used by investors for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Under certain circumstances, if no activity occurs in an Account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Board, BlackRock Investments, LLC (the “Distributor”) will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the SAI under “Management of the Funds—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Trust will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its

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customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority, Inc. Such services are described more fully in the SAI under “Management of the Funds—Service Organizations.” As described in the “Management of the Funds” section of this prospectus, there is a waiver agreement in place pursuant to which the Distributor and the Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly generally by wire transfer.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an individual retirement account (“IRA”) (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by this Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

MuniCash generally will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., “tax-exempt”). There is a possibility that events occurring after the date of issuance of a security, or after the Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal or state income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because this Fund’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of this Fund will normally not be suitable investments for those kinds of investors.

Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to federal income taxes and will generally be subject to state and local income taxes. If you redeem shares of a Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain investors may be subject to federal alternative minimum tax on dividends attributable to a Fund’s investments in private activity bonds.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any non-corporate shareholder who (1) has failed to provide a correct tax

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identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. Nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions identified by the Fund as attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

* * *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. BNY Mellon, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement reporting the amount, if any, of dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the SAI.

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Management of the Funds

BlackRock

BlackRock, each Fund’s investment manager, manages the Fund’s investments and its business operations subject to the oversight of the Board. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock and its affiliates had approximately $4.645 trillion in investment company and other portfolio assets under management as of December 31, 2015.

The Trust has entered into a management agreement (the “Management Agreement”) with BlackRock under which BlackRock provides certain investment advisory, administrative and accounting services to the Funds. Each of TempCash and MuniCash pays BlackRock a management fee, computed daily and payable monthly, which is based on such Fund’s average daily net assets and calculated as follows:

Fund	TempCash and MuniCash
Management Fee	.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion.

The management fee for Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows.

Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of Federal Trust Fund, Treasury Trust Fund, and two other portfolios of the Trust not offered in this prospectus (FedFund and T-Fund).
**	Based on the average net assets of the Fund whose management fee is being calculated.

Under the Management Agreement, BlackRock is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BlackRock has engaged BNY Mellon to provide certain administrative services with respect to the Trust. Any fees payable to BNY Mellon do not affect the fees payable by the Funds to BlackRock.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in

35

the “Fund Overview” section of this prospectus. To achieve these expense caps, BlackRock has agreed to waive or reimburse fees or expenses for Private Client Shares if these expenses exceed a certain limit as indicated in the table below.

Fund	Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempCash	0.18%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
MuniCash	0.20%

[1]

The contractual caps are in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets

Through February 28, 2017, the Distributor and Service Organization party to the waiver agreement have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and/or the Shareholder Services Plan, as applicable, so that after such waivers, the maximum net ordinary operating expenses for Private Client Shares do not exceed 0.68% of average daily net assets for each Fund after giving effect to the fee waivers and/or expense reimbursements made by BlackRock pursuant to the contractual agreement described above.

BlackRock and the Distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. BlackRock and the Distributor may discontinue this waiver and/or reimbursement at any time without notice.

For the fiscal year ended October 31, 2015, the aggregate management fees, net of any applicable waivers, paid by the Funds to BlackRock, as a percentage of each Fund’s average daily net assets, were as follows:

Fund	Management Fee Rates (Net of Applicable Waivers)
TempCash	0.15%
Federal Trust Fund	0.02%
Treasury Trust Fund	0.04%
MuniCash	0.01%

The services provided by BlackRock are described further in the SAI under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust’s annual report to shareholders for the fiscal year ended October 31, 2015.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BlackRock, the Distributor and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year

36

prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Master/Feeder Structure

None of the Funds are currently organized in a master feeder structure but may in the future determine to convert to or reorganize as a feeder fund. A fund that invests all of its assets in a corresponding “master” fund may be known as a feeder fund. Investors in a feeder fund will acquire an indirect interest in the corresponding master fund. A master fund may accept investments from multiple feeder funds, and all the feeder funds of a given master fund bear the master fund’s expenses in proportion to their assets. This structure may enable the feeder funds to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a master fund from different feeders may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund- specific expenses, and other conditions. This means that one feeder fund could offer access to the same master fund on more attractive terms, or could experience better performance, than another feeder fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund. Whenever a master fund holds a vote of its feeder funds, a fund that is a feeder fund investing in that master fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a smaller feeder fund over the operations of its master fund.

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Financial Highlights

Financial Performance of the Funds

The Financial Highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the indicated Fund (assuming reinvestment of all dividends and/or distributions). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Trust’s Annual Report, which is available upon request.

TempCash

Private Client Shares of TempCash do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial data for a Dollar Share of TempCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

38

Federal Trust Fund

Private Client Shares of Federal Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Federal Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

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Treasury Trust Fund

Private Client Shares of Treasury Trust Fund do not have a financial history as of the date of this prospectus; as a result, the table sets forth selected financial information for a Dollar Share of Treasury Trust Fund outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

40

MuniCash

Private Client Shares of MuniCash do not have a financial history as of the date of this prospectus; as a result, the table below sets forth selected financial data for a Dollar Share of MuniCash outstanding throughout each year presented.

	Dollar
	Year Ended October 31,
	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

41

General Information

Certain Fund Policies

Anti-Money Laundering Requirements

The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Service Organizations. Such information may be verified using third-party sources. This information will be used only for compliance with the requirements of the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or economic sanctions.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow a Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Service Organization, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

42

Glossary

Glossary of Investment Terms

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Daily Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one Business Day.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial professionals and other financial intermediaries, advertising and promotion.

Dollar-Weighted Average Life — the dollar-weighted average maturity of a Fund’s portfolio calculated without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

Dollar-Weighted Average Maturity — the average maturity of a Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. “Dollar-weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity.

Eligible Securities — Applicable Eligible Securities include:

¡

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in one of the two highest short-term rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	securities that are issued or guaranteed by a person with such ratings;

¡	securities without such ratings that have been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

¡	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

First Tier Securities — First Tier Securities include any Eligible Security as defined in Rule 2a-7 under the 1940 Act that:

¡

has ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

¡	is a security that is issued or guaranteed by a person with such ratings;

¡	is a security without such short-term ratings that has been determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board;

43

¡	is a security issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

¡	is a security issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

Management Fee — a fee paid to BlackRock for managing a Fund.

Other Expenses — include accounting, administration, transfer agency, custody, professional and registration fees.

Shareholder Servicing Fees — fees used to compensate securities dealers and other financial intermediaries for certain shareholder servicing activities.

Weekly Liquid Assets — include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

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For More Information

Funds and Service Providers

FUNDS

BlackRock Liquidity Funds

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7450

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

SUB-ADMINISTRATOR AND TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DISTRIBUTOR

BlackRock Investments, LLC

40 East 52nd Street

New York, New York 10022

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019-6018

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How to Contact BlackRock Liquidity Funds

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

Private Client Shares	Fund Code
TempCash	225
Federal Trust Fund	255
Treasury Trust Fund	245
MuniCash	265

For other information call: (800) 441-7450 or visit our website at www.blackrock.com/cash.

Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their Service Organization. The above named documents and other information are available on the Funds’ website at www.blackrock.com/prospectus/cash.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about obtaining documents on the SEC’s website without charge can be obtained by calling the SEC at (800) SEC-0330.

BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

PRO-LIQ-PCS4-0216

STATEMENT OF ADDITIONAL INFORMATION

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway, Wilmington, Delaware 19809 • Phone No. (800) 441-7450

This Statement of Additional Information of BlackRock Liquidity Funds (the “Trust”) is not a prospectus and should be read in conjunction with each of the current prospectuses of the Trust dated February 29, 2016, as they may from time to time be supplemented or revised, for: (i) the Administration, Cash Management, Cash Reserve, Dollar, Institutional, Premier Choice, Private Client, Select and Premier Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (collectively, the “Funds”); (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund. No investment in shares should be made without reading the appropriate prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each prospectus. Copies of the prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing to the Trust, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at (800) 441-7450. The audited financial statements of each of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ 2015 Annual Report.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

BLACKROCK ADVISORS, LLC — MANAGER

BLACKROCK INVESTMENTS, LLC — DISTRIBUTOR

The date of this Statement of Additional Information is February 29, 2016

Fund and Share Class	Ticker Symbol

TEMPFUND

Administration Shares	BTMXX

Cash Management Shares	BRTXX

Cash Reserve Shares	BRRXX

Dollar Shares	TDOXX

Institutional Shares	TMPXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BTVXX

Select Shares	BTBXX

Premier Shares	BFPXX

FEDFUND

Administration Shares	BLFXX

Cash Management Shares	BFFXX

Cash Plus Shares	—

Cash Reserve Shares	BFRXX

Dollar Shares	TDDXX

Institutional Shares	TFDXX

Premier Choice Shares	—

Private Client Shares	BRPXX

Select Shares	BFBXX

Premier Shares	BUPXX

Fund and Share Class	Ticker Symbol

TEMPCASH

Administration Shares	BLAXX

Cash Management Shares	BLMXX

Cash Plus Shares	—

Cash Reserve Shares	BLRXX

Dollar Shares	TCDXX

Institutional Shares	TMCXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

T-FUND

Administration Shares	BTAXX

Cash Management Shares	BPTXX

Cash Reserve Shares	BTRXX

Dollar Shares	TFEXX

Institutional Shares	TSTXX

Plus Shares	—

Premier Choice Shares	BCHXX

Private Client Shares	BPVXX

Select Shares	BSLXX

Premier Shares	BEMXX

FEDERAL TRUST FUND

Administration Shares	BFTXX

Cash Management Shares	BFMXX

Cash Reserve Shares	BFDXX

Dollar Shares	TSDXX

Institutional Shares	TFFXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

MUNIFUND

Administration Shares	BIAXX

Cash Management Shares	BCMXX

Cash Reserve Shares	BMFXX

Dollar Shares	MFDXX

Institutional Shares	MFTXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BMPXX

Select Shares	BMBXX

Premier Shares	BLSXX

CALIFORNIA MONEY FUND

Administration Shares	BLCXX

Cash Management Shares	BCCXX

Cash Plus Shares	—

Cash Reserve Shares	BCFXX

Dollar Shares	MUDXX

Institutional Shares	MUCXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BCAXX

Select Shares	BCBXX

Premier Shares	BLBXX

TREASURY TRUST FUND

Administration Shares	BITXX

Cash Management Shares	BTCXX

Cash Reserve Shares	BTFXX

Dollar Shares	TTDXX

Institutional Shares	TTTXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	TSLXX

Premier Shares	—

MUNICASH

Administration Shares	BMAXX

Cash Management Shares	BRCXX

Cash Plus Shares	—

Cash Reserve Shares	BMRXX

Dollar Shares	MCDXX

Institutional Shares	MCSXX

Premier Choice Shares	—

Private Client Shares	—

Select Shares	—

Premier Shares	—

NEW YORK MONEY FUND

Administration Shares	BLNXX

Cash Management Shares	BLYXX

Cash Plus Shares	—

Cash Reserve Shares	BNRXX

Dollar Shares	BPDXX

Institutional Shares	MUNXX

Plus Shares	—

Premier Choice Shares	—

Private Client Shares	BYPXX

Select Shares	BIBXX

Premier Shares	BNBXX

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund — October 1973; TempCash — February 1984; FedFund — October 1975; T-Fund — March 1980; Federal Trust Fund — December 1990; Treasury Trust Fund — May 1989; MuniFund — February 1980; MuniCash — February 1984; California Money Fund — February 1983; and New York Money Fund — March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund has elected to be classified as “diversified” under the 1940 Act, with the exception of California Money Fund and New York Money Fund. California Money Fund and New York Money Fund must satisfy the diversification requirements set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act. Each of the Funds offers a class of shares to institutional investors (“Institutional Shares”). In addition, each of the Funds offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations that provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund offer Plus Shares to broker-dealers who provide assistance in the sale of shares and institutional services to their customers. Each of the Funds also offers Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.” On February 21, 2008, the Funds changed the names of certain share classes as follows: “Bear Stearns Shares” were renamed “Select Shares”; “Bear Stearns Private Client Shares” were renamed “Private Client Shares”; “Bear Stearns Premier Shares” were renamed “Premier Shares”; and “Bear Stearns Premier Choice Shares” were renamed “Premier Choice Shares.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Trust’s Board of Trustees (“Board” or “Trustees”), BlackRock Advisors, LLC (“BlackRock” or the “Manager”), the Trust’s investment manager, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BlackRock purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BlackRock seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BlackRock may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BlackRock or its affiliates. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BlackRock believes to be equitable to each Fund and its customers who also are

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acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BlackRock may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BlackRock, The PNC Financial Services Group, Inc. (“PNC”), BlackRock Investments, LLC (“BRIL”) or any of their respective affiliated persons (as such term is defined in the 1940 Act), except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares.

Federal Trust Fund and Treasury Trust Fund may engage in short-term trading for liquidity purposes. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Strategies and Policies

The following supplements information contained in the prospectuses concerning the Funds’ investment strategies and/or policies. To the extent an investment policy is discussed in this Statement of Additional Information but not in the prospectuses, such policy is not a principal policy of the Funds. Except as indicated, the information below relates only to those Funds that are authorized to invest in the instruments or securities described below.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer), such as Standard & Poor’s Ratings Services (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper purchasable by TempFund and TempCash includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Cyber Security Issues. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing

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denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by a Fund’s adviser, sub-adviser(s) and other service providers (including, but not limited to, Fund accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Funds invest, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds have established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by service providers to the Funds and issuers in which the Funds invest. The Funds and their shareholders could be negatively impacted as a result.

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempFund’s and TempCash’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a periodic basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase funding agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Manager under guidelines approved by the Board. Generally, funding agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some funding agreements does not currently exist.

Inflation Risk. Like all mutual funds, the Funds are subject to inflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Interest Rate Risk. The value of fixed income securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.

Investment Company Securities. The Funds may invest in securities issued by other open-end or closed-end investment companies as permitted by the 1940 Act. Investments in other investment companies may cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. These investments may include, as consistent with a Fund’s investment objectives and policies, certain variable rate demand securities issued by closed-end funds, which invest primarily in portfolios of taxable or tax-exempt securities. It is anticipated that the payments made on the variable rate demand securities issued by closed-end municipal bond funds will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a security purchase is made: (a) not more than 5% of the value of the Fund’s total assets will be invested in the

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securities of any one investment company; (b) not more than 10% of the Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations,” also may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund. Each Fund, pursuant to the 1940 Act and subject to certain conditions, may invest without limitation in affiliated registered and affiliated unregistered money market funds. (Alternatively, each Fund may rely on an exemptive order received from the SEC permitting it to invest in affiliated registered money market funds and in an affiliated private investment company, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time.) As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable rate Mortgage Pass-Through Certificates, which provide the holder with a share of the interest and principal payments on a pool of mortgages, ordinarily backed by residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“Ginnie Mae”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae, whose guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury Department to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by Fannie Mae. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of Fannie Mae to borrow from the U.S. Treasury Department. Fannie Mae was established as a federal agency in 1938 and in 1968 was chartered by Congress as a private shareholder-owned company. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a stockholder-owned corporation chartered by Congress in 1970. Freddie Macs are not guaranteed by the United States or

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by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While Freddie Mac generally does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. On September 6, 2008, Director James Lockhart of the Federal Housing Finance Agency (“FHFA”) appointed FHFA as conservator of both Fannie Mae and Freddie Mac.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents a direct ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including Ginnie Mae, Fannie Mae and Freddie Mac, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and significantly more volatile than “regular interests.” The residual in a CMO structure generally represents the interest in any excess cash flow or tax liability remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

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PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches (often called “supports” or companion tranches) tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses

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and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, the Tax Reform Act of 1986 required that interest on certain private activity bonds be included in an investor’s alternative minimum taxable income, and that corporate investors include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. However, most bonds issued in 2009 and 2010 have been excluded from these rules by the American Recovery and Reinvestment Act of 2009. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on Municipal Obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on Municipal Obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such Municipal Obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the U.S. Treasury Department or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and ratings may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Manager will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors generally, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

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Among other types of Municipal Obligations that the Funds may purchase are short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold derivatives that, in the opinion of counsel to the issuer of the derivative, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Manager will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Manager is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Manager will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund, and T-Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases securities from financial institutions, such as banks and broker-dealers, which must be deemed creditworthy by the Manager, subject to the seller’s agreement to repurchase them at an agreed upon time and price. In accordance with guidance issued by the Staff of the SEC, TempFund, TempCash, FedFund, and T-Fund may also transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The Board has established and periodically reviews procedures applicable to transactions involving such joint accounts.

The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest and any accrued premium). Collateral for T-Fund repurchase agreements may include cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. Collateral for FedFund repurchase agreements may include cash and obligations issued by the U.S. Government or its agencies or instrumentalities. Collateral for TempFund and TempCash repurchase agreements may include cash, obligations issued by the U.S. Government or its agencies or instrumentalities, and obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BlackRock pursuant to guidelines approved by the Board. For

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TempFund and TempCash, however, collateral is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs or include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates. Collateral for a repurchase agreement may also include securities that TempFund or TempCash could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. Appendix A to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

Irrespective of the type of collateral underlying the repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

The repurchase price under the repurchase agreements described in the Funds’ prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Manager believes follow customary securities industry practice with respect to repurchase agreements, and the Manager analyzes the creditworthiness of the obligor, in this case the seller of the securities. However, because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities and would retain the status of an unsecured creditor of the seller (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt of the defaulting seller) with respect to the amount of the shortfall. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

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Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

The Trust, the Manager and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable Fund, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable Fund in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable Fund in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable Funds under the applicable prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analogous provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Manager obtains and documents competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Manager, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each Fund’s net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a Fund’s net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board concerning such program; and (viii) the Trust’s Board establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. Each Fund may invest up to 5% of such Fund’s total assets in illiquid securities that it cannot sell within seven days at approximately current value. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may each invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to “qualified institutional buyers.” The Manager will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board. In reaching liquidity decisions, the Manager will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading

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markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account liquid securities at least equal to its purchase obligations under these agreements. The Manager will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Manager to be creditworthy.

Short-Term Trading. The Funds may engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. The Manager will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Special Risks with Respect to California Money Fund. For a discussion of economic and other conditions in the State of California, see Appendix B — “Economic and Financial Conditions in California” to this Statement of Additional Information.

Special Risks with Respect to New York Money Fund. For a discussion of economic and other conditions in the State of New York, see Appendix C — “Economic and Financial Conditions in New York” to this Statement of Additional Information.

Stand-By Commitments. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments for Municipal Obligations may be exercisable by a Fund at any time before the

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maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Manager believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, The Co-operative Central Bank, Federal Home Loan Banks, Freddie Mac, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of Ginnie Mae, Fannie Mae and Freddie Mac.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or U.S. Government sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or U.S. Government sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the prospectuses. A Fund invests in variable or floating rate notes only when the Manager deems the investment to involve minimal credit risk. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the U.S. Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. In addition, a variable or floating

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rate instrument issued or guaranteed by the U.S. Government or its agencies and/or instrumentalities will be deemed by a Fund to have a maturity equal to the period remaining until its next interest rate adjustment (in the case of a variable rate instrument) or one day (in the case of a floating rate instrument). Variable and floating rate notes are frequently rated by credit rating agencies, and their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

* * * *

Regulation Regarding Derivatives. The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust and the Board of Directors of BlackRock have each approved Portfolio Information Distribution Guidelines (the “Guidelines”) regarding the disclosure of the Funds’ portfolio securities, as applicable, and other portfolio information. The purpose of the Guidelines is to ensure that (i) shareholders and prospective shareholders of the Fund have equal access to portfolio holdings and characteristics and (ii) third parties (such as consultants, intermediaries and third-party data providers) have access to such information no more frequently than shareholders and prospective shareholders.

Pursuant to the Guidelines, the Trust and the Manager may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s portfolio characteristics and portfolio holdings. The Board of Trustees has approved the adoption by the Trust of the Guidelines, and employees of BlackRock are responsible for adherence to the Guidelines. The Trust’s Board of Trustees provides ongoing oversight of the Trust’s and Manager’s compliance with the Guidelines.

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Disclosure of material non-public information (“Confidential Information”) about a Fund’s portfolio is prohibited, except as provided in the Guidelines. Information that is non-material or that may be obtained from public sources (i.e., information that has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet website, or information derived or calculated from such public sources) shall not be deemed Confidential Information.

Confidential Information relating to a Fund may not be distributed to persons not employed by BlackRock unless the Fund has a legitimate business purpose for doing so.

Portfolio Characteristics and Holdings Disclosure Schedule. Portfolio characteristics and portfolio holdings may be disclosed in accordance with the below schedule.

•

Portfolio Characteristics: Portfolio characteristics include, but are not limited to, sector allocation, credit quality breakdown, maturity distribution, duration and convexity measures, average credit quality, average maturity, average coupon, top 10 holdings with percent of the fund held, average market capitalization, capitalization range, ROE, P/E, P/B, P/CF, P/S, and EPS.

•

Portfolio Holdings: Portfolio holdings include, but are not limited to, issuer name, CUSIP, ticker symbol, total shares and market value for equity portfolios and issuer name, CUSIP, ticker symbol, coupon, maturity current face value and market value for fixed income portfolios. Other information that will be treated as portfolio holdings for purposes of the Guidelines includes but is not limited to quantity, SEDOL, market price, yield, WAL, duration and convexity as of a specific date. For derivatives, indicative data may also be provided, including but not limited to, pay leg, receive leg, notional amount, reset frequency, and trade counterparty. Risk related information (e.g., value at risk, standard deviation) will be treated as portfolio holdings.

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Open-End Mutual Funds (Excluding Money Market Funds)

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5-20 Calendar Days After Month-End	20 Calendar Days After Month-End To Date of Public Filing
Portfolio Holdings	Cannot disclose without non-disclosure or confidentiality agreement and Chief Compliance Officer (“CCO”) approval.		May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg), except with respect to Global Allocation funds* (whose holdings may be disclosed 40 calendar days after quarter-end based on the applicable fund’s fiscal year end). If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics	Cannot disclose without non-disclosure or confidentiality agreement and CCO approval*, **	May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers (e.g., Lipper, Morningstar and Bloomberg). If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

* Global Allocation: For purposes of portfolio holdings, Global Allocation funds include BlackRock Global Allocation Fund, Inc., BlackRock Global Allocation Portfolio of BlackRock Series Fund, Inc. and BlackRock Global Allocation V.I. Fund of BlackRock Variable Series Funds, Inc. Information on certain portfolio characteristics of BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund are available, upon request, to insurance companies that use these funds as underlying investments (and to advisers and sub-advisers of funds invested in BlackRock Global Allocation Portfolio and BlackRock Global Allocation V.I. Fund) in their variable annuity contracts and variable life insurance policies on a weekly basis (or such other period as may be determined to be appropriate). Disclosure of such characteristics of these two funds constitutes a disclosure of Confidential Information and is being made for reasons deemed appropriate by BlackRock and in accordance with the requirements set forth in the Guidelines.

** Strategic Income Opportunities: Information on certain portfolio characteristics of the Strategic Income Opportunities Portfolio may be made available to shareholders, prospective shareholders, intermediaries, consultants and third party data providers, upon request on a more frequent basis as may be deemed appropriate by BlackRock from time-to-time.

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Money Market Funds

Time Periods (Calendar Days)
	Prior to 5 Calendar Days After Month-End	5 Calendar Days After Month-End to Date of Public Filing
Portfolio Holdings

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following portfolio holdings information for BlackRock Liquidity Funds, BlackRock Cash Funds, Funds For Institutions and certain BlackRock retail Funds (and any other Funds approved by portfolio management and the CCO) may be released as follows:

•     Weekly portfolio holdings information released on the website at least one business day after week-end.

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio holdings are disclosed to one party, they must also be disclosed to all other parties requesting the same information.
Portfolio Characteristics

Cannot disclose without non-disclosure or confidentiality agreement and CCO approval except the following information may be released on the Fund’s website daily (although generally will be released T+1):

•     Mark-to-market net asset value (“NAV”)

•     Yields, SEC yields, WAM, current assets

•     Other information as may be required by Rule 2a-7

May disclose to shareholders, prospective shareholders, intermediaries, consultants and third-party data providers. If portfolio characteristics are disclosed to one party, they must also be disclosed to all other parties requesting the same information.

Guidelines for Confidential and Non-Material Information. Confidential Information may be disclosed to the Trust’s Board of Trustees and its counsel, outside counsel for the Fund, the Fund’s auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure or confidentiality agreement is in place with such service providers. With respect to Confidential Information, the Fund’s CCO or his or her designee may authorize the following subject in the case of (ii) and (iii) to a confidentiality or non-disclosure arrangement:

(i)	the preparation and posting of the Fund’s portfolio holdings and/or portfolio characteristics to its website on a more frequent basis than authorized above;

(ii)	the disclosure of the Fund’s portfolio holdings to third-party service providers not noted above; and

(iii)	the disclosure of the Fund’s portfolio holdings and/or portfolio characteristics to other parties for legitimate business purposes.

Fact Sheets and Reports

•

Fund Fact Sheets are available to shareholders, prospective shareholders, intermediaries and consultants on a monthly or quarterly basis no earlier than the fifth calendar day after the end of a month or quarter.

•

Money Market Performance Reports are available to shareholders, prospective shareholders, intermediaries and consultants by the tenth calendar day of the month (and on a one day lag for certain institutional funds). They contain monthly money market Fund performance, rolling 12-month average and benchmark performance.

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Other Information. The Guidelines shall also apply to other Confidential Information of a Fund such as performance attribution analyses or security-specific information (e.g., information about Fund holdings where an issuer has been downgraded, been acquired or declared bankruptcy).

Data on NAVs, asset levels (by total Fund and share class), accruals, yields, capital gains, dividends and fund returns (net of fees by share class) are generally available to shareholders, prospective shareholders, consultants, and third-party data providers upon request, as soon as such data is available.

Contact Information. For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors should call the number set out on the back cover of the Prospectus.

Compensation. Neither a Fund, a service provider nor any of their affiliated persons (as that term is defined in the Investment Company Act) shall receive compensation in any form in connection with the disclosure of information about such Fund’s portfolio securities.

Ongoing Arrangements. The Manager has entered into ongoing agreements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

1.	Trust’s Board of Trustees and, if necessary, Independent Trustees’ counsel and Fund counsel

2.	Trust’s transfer agent

3.	Trust’s Custodian

4.	Trust’s Administrator, if applicable

5.	Trust’s independent registered public accounting firm

6.	Trust’s accounting services provider

7.	Independent rating agencies — Morningstar, Inc., Lipper Inc., S&P, Moody’s, Fitch

8.	Information aggregators — Markit on Demand, Thomson Financial and Bloomberg, eVestments Alliance, Informa/PSN Investment Solutions, Crane Data, and iMoneyNet

9.	Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc.

10.	Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC, Mercer Investment Consulting, Callan Associates, Brockhouse & Cooper, Cambridge Associates, Morningstar/Investorforce, Russell Investments (Mellon Analytical Solutions) and Wilshire Associates

11.	Pricing Vendors — Reuters Pricing Service, Bloomberg, FT Interactive Data (FT IDC), ITG, Telekurs Financial, FactSet Research Systems Inc., JP Morgan Pricing Direct (formerly Bear Stearns Pricing Service), Standard and Poor’s Security Evaluations Service, Lehman Index Pricing, Bank of America High Yield Index, Loan Pricing Corporation (LPC), LoanX, Super Derivatives, iBOXX Index, Barclays Euro Gov’t Inflation-Linked Bond Index, JPMorgan Emerging & Developed Market Index, Reuters/WM Company, Nomura BPI Index, Japan Securities Dealers Association, Valuation Research Corporation and Murray, Devine & Co., Inc.

12.	Portfolio Compliance Consultants — Oracle/i-Flex Solutions, Inc.

13.	Third-party feeder funds — Hewitt Money Market Fund, Hewitt Series Fund, Hewitt Financial Services LLC, Homestead, Inc., Transamerica, State Farm Mutual Fund and Sterling Capital Funds, and their respective boards, sponsors, administrators and other service providers

14.	Affiliated feeder funds — BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd., and their respective boards, sponsors, administrators and other service providers

15.	Other — Investment Company Institute, Mizuho Asset Management Co., Ltd. and Nationwide Fund Advisors.

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With respect to each such arrangement, the Trust has a legitimate business purpose for the release of information. The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided. The Trust, BlackRock and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

The Trust and BlackRock monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and BlackRock’s Code of Ethics — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — BlackRock’s compliance personnel under the supervision of the Trust’s CCO, monitor BlackRock’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, BlackRock maintains an internal restricted list to prevent trading by the personnel of BlackRock or its affiliates in securities — including securities held by a Fund — about which BlackRock has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous — Shareholder Vote”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the 1933 Act.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: The Funds may not purchase the securities of any issuer if as a result more than 5% of the value of such Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of such Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services

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industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: (a) Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

(b) Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or tax-exempt obligations issued or guaranteed by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

12. T-Fund and FedFund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and repurchase agreements secured by such obligations.

13. Federal Trust Fund and Treasury Trust Fund: The Funds may not purchase any securities which would cause 25% or more of the value of such Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Funds may not invest more than 5% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

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5. Federal Trust Fund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income on which, under current federal law, generally may not be subject to state income tax. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

6. Treasury Trust Fund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

7. T-Fund: The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements secured by such obligations or cash. This policy is a non-fundamental policy of the Fund and the Fund will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.

* * *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, governments or political subdivisions of governments, or their agencies or instrumentalities that issue tax-exempt securities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

General

Information on how to purchase and redeem each Fund’s shares is included in the applicable prospectuses. The issuance of shares is recorded on a Fund’s books. Share certificates are not issued for any shares.

On November 19, 2015, the Board approved the designation of each of MuniFund, California Money Fund and New York Money Fund as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act, effective as of September 1, 2016 (the “Effective Date”). As a result, as of the Effective Date, each of MuniFund, California Money Fund and New York Money Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Consequently, the Funds generally do not accept investments from non-U.S. residents.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Upon receipt of a proper redemption request submitted in a timely manner and otherwise in accordance with the redemption procedures set forth in the Funds’ prospectuses and this Statement of Additional Information, the Funds will redeem the requested shares and make a payment to you in satisfaction thereof no later than the business day following the redemption request. A Fund may postpone and/or suspend redemption and payment beyond one business day only as follows:

a.	For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

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b.	For any period (1) during which the New York Stock Exchange (“NYSE”) is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c.	For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the NAV of shares of the Fund;

d.	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e.	For any period that the SEC may by order permit for your protection; or

f.	For any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws (as discussed below).

If the Board, including a majority of the non-interested Trustees, determines that the deviation between a Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may in the case of a Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payment of redemption proceeds in order to facilitate the permanent liquidation of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. Although Fund shares normally will be redeemed for cash upon receipt of a request in proper form, the Trust retains the right to redeem some or all of the Fund’s shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders or to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, by delivery of securities selected from the Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with BNY Mellon for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

A Fund may authorize one or more Service Organizations to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own earlier deadlines for the receipt of the purchase or redemption order than those stated in the prospectus. A Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.

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Fund shares normally begin accruing dividends on the business day on which the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. However, if you buy shares through a Service Organization that has contracted with a Fund to trade through certain electronic platforms where same day cash settlement is impracticable, you will begin accruing dividends on the business day following the day the purchase order for the shares is effected and continue to accrue dividends through (and including) the business day on which such shares are redeemed. Additionally, if the Federal Reserve Bank of Philadelphia is closed on the day redemption proceeds would otherwise be wired, causing the wiring of such proceeds to be delayed by one business day, dividends will be accrued through (and including) the day prior to the business day on which such proceeds are wired.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and Select Shares, as applicable.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund’s dollar-weighted average maturity will be 60 days or less and the dollar-weighted average life of all its investments will be 120 days or less. No Fund will purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

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MANAGEMENT OF THE FUNDS

Information on Trustees and Officers

The Board consists of twelve individuals (each, a “Trustee”), ten of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”). The registered investment companies advised by the Manager or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds (the “Closed-End Complex”), two complexes of open-end funds (the “Equity-Liquidity Complex” and the “Equity-Bond Complex”) and one complex of exchange-traded funds (each, a “BlackRock Fund Complex”). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex.

The Board of Trustees has the overall responsibility for the oversight of the Trust and the Funds. The Chair of the Board is an Independent Trustee, and the Chair of each Board committee (each, a “Committee”) is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The role of the Chair of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged the Manager to manage the Funds on a day-to-day basis. The Board is responsible for overseeing the Manager, other service providers, the operations of the Funds and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust’s charter, and the Funds’ investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds’ performance, operations, and investment strategies and techniques. The Board also conducts reviews of the Manager and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of the Manager or of sub-advisers or other service providers (depending on the nature of the risk), subject to the supervision of the Manager. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Manager and the sub-advisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, sub-advisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

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The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Mark Stalnecker and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve, and recommend to the full Board for approval, the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “Independent Registered Public Accounting Firm”) and to oversee the Independent Registered Public Accounting Firm’s work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the Independent Registered Public Accounting Firm; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund’s annual financial statements; (4) review any issues raised by the Independent Registered Public Accounting Firm or Fund management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund’s Independent Registered Public Accounting Firm; (6) review and discuss with management and each Fund’s Independent Registered Public Accounting Firm the performance and findings of the Fund’s internal auditors; (7) discuss with Fund management its policies regarding risk assessment and risk management as such matters relate to the Fund’s financial reporting and controls; (8) resolve any disagreements between Fund management and the Independent Registered Public Accounting Firm regarding financial reporting; and (9) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Audit Committee. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended October 31, 2015, the Audit Committee met four times.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Dr. Matina S. Horner (Chair), Collette Chilton, Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; (5) monitor corporate governance matters and develop appropriate recommendations to the Board; (6) act as the administrative committee with respect to Board policies and procedures, committee policies and procedures (other than the Audit Committee) and codes of ethics as they relate to Independent Trustees; and (7) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Governance Committee. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended October 31, 2015, the Governance Committee met four times.

The members of the Compliance Committee (the “Compliance Committee”) are Joseph P. Platt (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and any sub-adviser and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; (3) review reports from, oversee the annual performance review of, and make certain recommendations and determinations regarding the Trust’s Chief Compliance Officer (the “CCO”), including determining the amount and structure of the CCO’s compensation and recommending such amount and structure to the full Board for approval and ratification; and (4) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Compliance Committee. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended October 31, 2015, the Compliance Committee met four times.

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The members of the Performance Oversight and Contract Committee (the “Performance Oversight Committee”) are David O. Beim (Chair), Collette Chilton, Mark Stalnecker and Frederick W. Winter, all of whom are Independent Trustees. The Performance Oversight Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee each Fund’s investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee’s responsibilities include, without limitation, to (1) review information on, and make recommendations to the full Board in respect of, each Fund’s investment objectives, policies and practices; (2) review information on each Fund’s investment performance; (3) review information on appropriate benchmarks and competitive universes and unusual or exceptional investment matters; (4) review personnel and other resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (5) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (6) request and review information on the nature, extent and quality of services provided to the shareholders; (7) make recommendations to the Board concerning the approval or renewal of investment advisory agreements; and (8) undertake such other duties and responsibilities as may from time to time be delegated by the Board to the Performance Oversight Committee. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended October 31, 2015, the Performance Oversight Committee met four times.

The members of the Executive Committee (the “Executive Committee”) are Rodney D. Johnson (Chair) and Dr. Matina S. Horner, both of whom are Independent Trustees, and Barbara G. Novick, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended October 31, 2015, the Executive Committee held one formal meeting. The Executive Committee met informally numerous times throughout the fiscal year.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the “Statement of Policy”). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Independent Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Independent Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Independent Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Funds’ investment adviser, sub-advisers, other service providers, counsel and the Independent Registered Public Accounting Firm, and to exercise effective business judgment in the performance of their duties as Trustees.

Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Funds and the other funds in the BlackRock Fund Complexes (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment to and participation in Board and Committee meetings, as well as his or her leadership of standing and ad hoc committees throughout the years; or other relevant life experiences.

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The table below discusses some of the experiences, qualifications and skills of each of the Trustees that support the conclusion that each Trustee should serve (or continue to serve) on the Board.

Trustees	Experience, Qualifications and Skills

Independent Trustees

David O. Beim	David O. Beim has served for over 16 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy Merrill Lynch Investment Managers, L.P. (“MLIM”) funds. Mr. Beim has served as a professor of finance and economics at the Columbia University Graduate School of Business since 1991 and has taught courses on corporate finance, international banking and emerging financial markets. The Board benefits from the perspective and background gained by his almost 20 years of academic experience. He has published numerous articles and books on a range of topics, including, among others, banking and finance. In addition, Mr. Beim spent 25 years in investment banking, including starting and running the investment banking business at Bankers Trust Company.

Collette Chilton	Collette Chilton recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Ms. Chilton has over 20 years of experience in investment management. She has held the position of Chief Investment Officer of Williams College since October 2006. Prior to that she was President and Chief Investment Officer of Lucent Asset Management Corporation, where she oversaw approximately $40 billion in pension and retirement savings assets for the company. These positions have provided her with insight and perspective on the markets and the economy. The Board benefits from this knowledge and experience.

Dr. Matina S. Horner	Dr. Matina S. Horner has served for over ten years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from her prior service as Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund, which provided Dr. Horner with management and corporate governance experience. In addition, Dr. Horner served as a professor in the Department of Psychology at Harvard University and served as President of Radcliffe College for 17 years. Dr. Horner also served on various public, private and non-profit boards.

Rodney D. Johnson	Rodney D. Johnson has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 25 years of experience as a financial advisor covering a range of engagements, which has broadened his knowledge of and experience with the investment management business. Prior to founding Fairmount Capital Advisors, Inc., Mr. Johnson served as Chief Financial Officer of Temple University for four years. He served as Director of Finance and Managing Director, in addition to a variety of other roles, for the City of Philadelphia, and has extensive experience in municipal finance. Mr. Johnson was also a tenured associate professor of finance at Temple University and a research economist with the Federal Reserve Bank of Philadelphia.

Cynthia A. Montgomery	Cynthia A. Montgomery has served for over 20 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy MLIM funds. The Board benefits from Ms. Montgomery’s more than 20 years of academic experience as a professor at Harvard Business School where she taught courses on corporate strategy and corporate governance. Ms. Montgomery also has business management and corporate governance experience through her service on the corporate boards of a variety of public companies. She has also authored numerous articles and books on these topics.

Joseph P. Platt	Joseph P. Platt has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Platt currently serves as general partner at Thorn Partners, LP, a private investment company. Prior to his joining Thorn Partners, LP, he was an owner, director and executive vice president with Johnson and Higgins, an insurance broker and employee benefits consultant. He has over 25 years of experience in the areas of insurance, compensation and benefits. Mr. Platt also serves on the boards of public, private and non-profit companies.

Robert C. Robb, Jr.	Robert C. Robb, Jr. has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. Mr. Robb has over 30 years of experience in management consulting and has worked with many companies and business associations located throughout the United States, including being a former director of PNC Bank Board and a former director of Brinks, Inc. Mr. Robb brings to the Board a wealth of practical business experience across a range of industries.

Mark Stalnecker	Mark Stalnecker recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Mr. Stalnecker has gained a wealth of experience in investing and asset management from his over 13 years of service as the Chief Investment Officer of the University of Delaware as well as from his various positions with First Union Corporation, including Senior Vice President and State Investment Director of First Investment Advisors. The Board benefits from his experience and perspective as the Chief Investment Officer of a university endowment and from the oversight experience he gained from service on various private and non-profit boards.

Kenneth L. Urish	Kenneth L. Urish has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. He has over 30 years of experience in public accounting. Mr. Urish has served as a managing member of an accounting and consulting firm. Mr. Urish has been determined by the Audit Committee to be an audit committee financial expert, as such term is defined in the applicable SEC rules.

28

Trustees	Experience, Qualifications and Skills

Frederick W. Winter	Frederick W. Winter has served for over 15 years on the boards of registered investment companies, most recently as a member of the boards of the funds in the Equity-Liquidity Complex and its predecessor funds, including the legacy BlackRock funds. The Board benefits from Mr. Winter’s years of academic experience, having served as a professor and dean emeritus of the Joseph M. Katz Graduate School of Business at the University of Pittsburgh since 2005, and dean thereof from 1997 to 2005. He is widely regarded as a specialist in marketing strategy, marketing management, business-to-business marketing and services marketing. He has also served as a consultant to more than 50 different firms.

Interested Trustees

Barbara G. Novick	Barbara G. Novick recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Ms. Novick has extensive experience in the financial services industry, including more than 26 years with BlackRock. Ms. Novick currently is a member of BlackRock’s Global Executive, Global Operating and Corporate Risk Management Committees and chairs BlackRock’s Government Relations Steering Committee. For the first twenty years at BlackRock, Ms. Novick oversaw global business development, marketing and client service across equity, fixed income, liquidity, alternative investment and real estate products, and in her current role, heads BlackRock’s efforts globally on government relations and public policy. Prior to joining BlackRock, Ms. Novick was Vice President of the Mortgage Products Group at the First Boston Corporation and prior to that, was with Morgan Stanley. The Board benefits from Ms. Novick’s wealth of experience and long history with BlackRock and BlackRock’s management practices, investment strategies and products, which stretches back to BlackRock’s founding in 1988.

John M. Perlowski

John M. Perlowski recently joined as a member of the boards of the funds in the Equity-Liquidity Complex. Mr. Perlowski’s experience as Managing Director of BlackRock, Inc. since 2009, as the Head of BlackRock Global Fund Services since 2009, and as President and Chief Executive Officer of the BlackRock-advised Funds provides him with a strong understanding of the BlackRock-advised Funds, their operations, and the business and regulatory issues facing the BlackRock-advised Funds. Mr. Perlowski’s prior position as Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, and his former service as Treasurer and Senior Vice President of the Goldman Sachs Mutual Funds and as Director of the Goldman Sachs Offshore

Funds provides the Board with the benefit of his experience with the management practices of other financial companies.

Biographical Information

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years

Independent Trustees[1]

David O. Beim[3] 55 East 52nd Street New York, NY 10055 1940	Trustee	2007 to present	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None

Collette Chilton 55 East 52nd Street New York, NY 10055 1958	Trustee	2015 to present	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs Consisting of 156 Portfolios	None

Dr. Matina S. Horner[4] 55 East 52nd Street New York, NY 10055 1939	Trustee	2004 to present	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)

29

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years

Rodney D. Johnson[5] 55 East 52nd Street New York, NY 10055 1941	Trustee	2007 to present	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 156 Portfolios	None

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	2007 to present	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt[6] 55 East 52nd Street New York, NY 10055 1947	Trustee	2007 to present	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 156 Portfolios	None

Mark Stalnecker 55 East 52nd Street New York, NY 10055 1951	Trustee	2015 to present	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs Consisting of 156 Portfolios	None

Kenneth L. Urish[7] 55 East 52nd Street New York, NY 10055 1951	Trustee	2007 to present	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee	2007 to present	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 156 Portfolios	None

30

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years

Interested Trustees[8]

Barbara G. Novick 55 East 52nd Street New York, NY 10055 1960	Trustee	2015 to present	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	108 RICs Consisting of 231 Portfolios	None

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 329 Portfolios	None

[1]

Independent Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Funds.

[2]

Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Trust’s Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[3]	Chair of the Performance Oversight Committee.
[4]	Chair of the Governance Committee.
[5]	Chair of the Board.
[6]	Chair of the Compliance Committee.
[7]	Chair of the Audit Committee.
[8]	Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates.

Certain biographical and other information relating to the officers of the Trust is set forth below, including address and year of birth, principal occupations for at least the last five years, length of time served, total number of registered investment companies and investment portfolios overseen in the BlackRock-advised Funds and any currently held public company and investment company directorships:

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	2009 to present	Managing Director of BlackRock, Inc. since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.	24 RICs consisting of 136 Portfolios	None

31

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships

Jennifer McGovern 55 East 52nd Street New York, NY 10055 1977	Vice President	2014 to present	Managing Director of BlackRock since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.	61 RICs consisting of 254 Portfolios	None

Neal J. Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	2007 to present	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.	136 RICs consisting of 329 Portfolios	None

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	2007 to present	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	136 RICs consisting of 329 Portfolios	None

Charles Park 55 East 52nd Street New York, NY 10055 1967	Chief Compliance Officer	2014 to present	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.	141 RICs consisting of 653 Portfolios	None

Fernanda Piedra 55 East 52nd Street New York, NY 10055 1969	Anti-Money Laundering Compliance Officer	2015 to present	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.	141 RICs consisting of 653 Portfolios	None

Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	2012 to present	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.	61 RICs consisting of 254 Portfolios	None

[1]	Officers of the Trust serve at the pleasure of the Board.

32

Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised Funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2015 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds

Interested Trustee:
Barbara G. Novick	None	Over $100,000
John M. Perlowski	None	Over $100,000

Independent Trustees:
David O. Beim	None	Over $100,000
Collette Chilton	None	Over $100,000
Dr. Matina S. Horner	None	Over $100,000
Rodney D. Johnson	None	Over $100,000
Cynthia A. Montgomery	None	Over $100,000
Joseph P. Platt	None	Over $100,000
Robert C. Robb, Jr.	None	Over $100,000
Mark Stalnecker	None	Over $100,000
Kenneth L. Urish	None	Over $100,000
Frederick W. Winter	None	Over $100,000

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers except that Trustees of the Trust are eligible to purchase Institutional Shares of the Funds without regard to any minimum investment amount that would otherwise apply.

As of February 1, 2016, the Trustees and officers of the Trust as a group owned less than 1% of any class of the outstanding shares of each Fund. As of December 31, 2015, none of the Independent Trustees of the Trust or their immediate family members owned beneficially or of record any securities of affiliates of the Funds’ investment adviser, principal underwriter, or any person directly or indirectly controlling, controlled by, or under common control with such entities.

Compensation of Trustees

Each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $275,000 per year for his or her services as a board member of the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust, and a $15,000 board meeting fee to be paid for each in-person board meeting attended (and may receive a $5,000 board meeting fee for telephonic attendance at board meetings), for up to five board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Each Independent Trustee receives $10,000 per year for each standing Committee on which he or she serves for up to two standing Committee assignments but is not paid this amount for serving on a Committee which he or she chairs. The Chair of the Boards is paid an additional annual retainer of $120,000. The Chair of the Audit Committees is paid an additional annual retainer of $40,000 and the Chairs of the Compliance Committees, Governance Committees and Performance Oversight Committees are each paid an additional annual retainer of $30,000.

33

The following table sets forth the compensation the Trust paid to the Trustees on behalf of the Funds for the fiscal year ended October 31, 2015 and the aggregate compensation paid to them by all BlackRock-advised Funds for the calendar year ended December 31, 2015.

Name	TempFund	TempCash	FedFund	T-Fund	Federal Trust Fund	Treasury Trust Fund	MuniFund	MuniCash	California Money Fund	New York Money Fund	Estimated Annual Benefits Upon Retirement	Aggregate Compensation from the Trust and other BlackRock- Advised Funds[1]

Independent Trustees:

David O. Beim[2]	$47,645	$1,928	$11,249	$18,345	$665	$10,239	$1,700	$537	$539	$531	None	$355,000

Collette Chilton[3]	$38,762	$1,609	$9,066	$14,695	$578	$8,311	$1,371	$466	$469	$460	None	$345,000

Frank J. Fabozzi[4]	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$1,658	$533	$535	$528	None	$668,438

Ronald W. Forbes[5]	$8,570	$308	$2,130	$3,574	$84	$1,870	$328	$71	$69	$71	None	None

Dr. Matina S. Horner[6]	$47,645	$1,928	$11,249	$18,345	$665	$10,239	$1,700	$537	$539	$531	None	$355,000

Rodney D. Johnson[7]	$61,645	$2,377	$14,436	$23,608	$738	$13,140	$2,070	$570	$573	$563	None	$455,000

Herbert I. London[8]	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$1,658	$533	$535	$528	None	$345,000

Ian A. MacKinnon[9]	$42,088	$1,781	$10,334	$16,810	$548	$8,454	$1,469	$431	$429	$435	None	$251,250

Cynthia A. Montgomery	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$1,658	$533	$535	$528	None	$345,000

Joseph P. Platt[10]	$47,645	$1,928	$11,249	$18,345	$665	$10,239	$1,700	$537	$539	$531	None	$355,000

Robert C. Robb, Jr.	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$1,658	$533	$535	$528	None	$345,000

Toby Rosenblatt[8]	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$1,658	$533	$535	$528	None	$345,000

Mark Stalnecker[3]	$38,762	$1,609	$9,066	$14,695	$578	$8,311	$1,371	$466	$469	$460	None	$345,000

Kenneth L. Urish[11]	$49,098	$1,883	$11,509	$18,837	$11,509	$10,465	$1,647	$445	$447	$440	None	$355,000

Frederick W. Winter	$46,097	$1,879	$10,894	$17,757	$657	$9,917	$1,658	$533	$535	$528	None	$345,000

Interested Trustees:

Paul Audet[5]	None	None	None	None	None	None	None	None	None	None	None	None

Henry Gabbay[5]	$5,398	$208	$1,393	$2,183	$64	$1,065	$170	$47	$49	$50	None	$465,000

Barbara G. Novick[3]	None	None	None	None	None	None	None	None	None	None	None	None

John M. Perlowski[12]	None	None	None	None	None	None	None	None	None	None		None

[1]	For the number of BlackRock-advised Funds from which each Trustee receives compensation, see the Biographical Information chart beginning on page 29.
[2]	Chair of the Performance Oversight Committee
[3]	Each of Ms. Chilton, Mr. Stalnecker and Ms. Novick was appointed to serve as Trustees of the Trust effective January 1, 2015.
[4]

Mr. Fabozzi resigned as a Trustee of the Trust effective February 5, 2016. It is anticipated that after his resignation, Mr. Fabozzi will serve as a consultant to the Boards through the first quarter of 2016, and will receive a fee for such services. Mr. Fabozzi will continue as a board member of the funds in the Closed-End Complex.

[5]

Messrs. Audet and Gabbay resigned as Trustees of the Trust and Mr. Forbes resigned as a Trustee and Co-Chair of the Board effective December 31, 2014. Messrs. Audet and Forbes also resigned as a director or trustee of all other BlackRock-advised Funds effective December 31, 2014.

[6]	Chair of the Governance Committee
[7]	Chair of the Board.
[8]

Messrs. London and Rosenblatt retired as Trustees of the Trust effective December 31, 2015. Messrs. London and Rosenblatt also retired as a director or trustee of all other BlackRock-advised Funds effective December 31, 2015.

[9]	Mr. MacKinnon resigned as a Trustee of the Trust effective May 18, 2015. Mr. MacKinnon also resigned as a director or trustee of all other BlackRock-advised Funds effective May 18, 2015.
[10]	Chair of the Compliance Committee
[11]	Chair of the Audit Committee
[12]	Mr. Perlowski was appointed to serve as a Trustee of the Trust effective September 25, 2015.

Management Services

BlackRock provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BlackRock under the Management Agreement are described under the “Investment Strategies, Risks and Policies — Portfolio Transactions” section above and in the Funds’ prospectuses.

34

The administrative services provided by BlackRock under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for Fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BlackRock to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator” below, BlackRock has engaged BNY Mellon, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BlackRock is entitled to receive the following annual management fees computed daily and payable monthly based upon each Fund’s average daily net assets and calculated as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund

Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The management fee of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund is equal to Calculation A plus Calculation B as follows:

Calculation A	Calculation B

.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of the Fund whose management fee is being calculated.

BlackRock has agreed to cap each Fund’s combined management fees plus miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any), at the levels shown below and in a Fund’s fees and expenses table in each Fund’s “Fund Overview” section of the prospectuses. To achieve these expense caps, BlackRock has agreed to waive

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or reimburse fees or expenses for each Fund if these expenses exceed a certain limit as indicated in the table below.

Contractual Caps[1] on Combined Management Fees and Miscellaneous/Other Expenses[2] (excluding certain Fund expenses)
TempFund	0.18%
TempCash	0.18%
MuniFund	0.20%
MuniCash	0.20%
FedFund	0.20%
T-Fund	0.20%
Federal Trust Fund	0.20%
Treasury Trust Fund	0.20%
California Money Fund	0.20%
New York Money Fund	0.20%

[1]

The contractual caps are is in effect through February 28, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets.

Set forth below are the management fees paid by each Fund to the Manager and the management fees waived by the Manager, for the periods indicated.

	Fiscal Year Ended October 31, 2015		Fiscal Year Ended October 31, 2014		Fiscal Year Ended October 31, 2013
Fund	Fees Paid to the Manager	Waivers	Fees Paid to the Manager	Waivers	Fees Paid to the Manager	Waivers

TempFund	$108,979,398	$13,970,931	$90,719,426	$9,106,148	$90,617,859	$4,711,930

TempCash	$6,386,911	$3,334,069	$7,832,435	$3,717,344	9,654,627	4,193,289

FedFund	$27,112,940	$11,879,414	$26,495,630	$15,656,437	26,576,781	9,734,586

T-Fund	$40,889,355	$26,408,276	$34,529,715	$26,044,050	34,440,671	17,504,274

Federal Trust Fund	$834,871	$783,998	$649,727	$630,870	689,899	566,743

Treasury Trust Fund	$23,658,428	$19,302,308	$18,494,995	$15,197,506	14,468,817	10,056,116

MuniFund	$5,450,475	$4,949,517	$5,328,469	$4,409,473	5,400,375	3,406,610

MuniCash	$518,286	$501,914	$667,668	$538,477	879,763	578,043

California Money Fund	$666,557	$666,535	$594,334	$588,203	740,087	619,478

New York Money Fund	$491,560	$487,464	$532,357	$528,068	536,384	452,948

A discussion regarding the Trustees’ basis for approving the Management Agreement is available in the Trust’s Annual Report for the year ended October 31, 2015.

Potential Conflicts of Interest

PNC has a significant economic interest in BlackRock, Inc., the parent of BlackRock, the Funds’ investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock, BlackRock, Inc. and their affiliates (referred to in this section collectively as “BlackRock”) and PNC and its affiliates (collectively, “PNC” and together with BlackRock, “Affiliates”), with respect to the Funds and/or other accounts managed by BlackRock or PNC, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world’s largest asset management firms. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, PNC and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed-income, cash management and alternative investments, and have interests other than that of managing the Funds. These are

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considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.

When BlackRock and its Affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or its Affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock and its Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock or its Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BlackRock and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or Affiliate-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment

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opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates, or, to the extent permitted by the SEC, BlackRock or another Affiliate, serves as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates. One or more Affiliates may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arms-length basis.

One or more Affiliates may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts.

When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund’s

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own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock’s view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks (“ECNs”) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/ markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in

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connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or its Affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its Affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of an Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund. As indicated below, BlackRock or its Affiliates may engage in transactions with companies in which BlackRock-advised funds or other clients have an investment.

BlackRock and Chubb Limited (“Chubb”), a public company whose securities are held by BlackRock-advised funds and other accounts, partially funded the creation of a re-insurance company (“Re Co”) pursuant to which each has approximately a 9.9% ownership interest and each has representation on the board of directors. Certain employees and executives of BlackRock have a less than 1/2 of 1% ownership interest in Re Co. BlackRock manages the investment portfolio of Re Co, which is be held in a wholly-owned subsidiary. Re Co participates as a reinsurer with reinsurance contracts underwritten by subsidiaries of Chubb. An independent director of certain BlackRock-advised funds also serves as an independent director of Chubb and has no interest or involvement in the Re Co transaction.

BlackRock and its Affiliates, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

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BlackRock and its Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients’ accounts may differ from the valuations for the same securities or investments assigned by a Fund’s pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund’s pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund’s pricing vendors and/or fund accountants, there may be instances where the Fund’s pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, BRIL and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about obtaining documents on the SEC’s website may be obtained by calling the SEC at (800) SEC-0330. Each Code of Ethics is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making, advisory or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. In addition, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of a Fund, particularly where such services result in BlackRock obtaining

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material non-public information about the company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Funds may purchase securities or instruments that are issued by such companies, are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock or its Affiliates are directors or officers of the issuer.

In certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, there may be limits on the aggregate amount invested by Affiliates (including BlackRock) for their proprietary accounts and for client accounts (including the Funds) that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. As a result, BlackRock on behalf of its clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds. In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Funds), taking into consideration benchmark weight and investment strategy. When ownership in certain securities nears an applicable threshold, BlackRock may limit purchases in such securities to the issuer’s weighting in the applicable benchmark used by BlackRock to manage the Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.

In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.

BlackRock and its Affiliates may maintain securities indices as part of their product offerings. Index based funds seek to track the performance of securities indices and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates, may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates will not be obligated to license their indices to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates may not serve as Authorized Participants in the creation and redemption of iShares exchange-traded funds, but may serve as authorized participants of third-party ETFs.

The custody arrangement with the custodian described below in “Management of the Funds — Custodian” may lead to potential conflicts of interest with BlackRock where BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to cap expenses of the Funds. This is because the custody arrangements with the Funds’ custodian may have the effect of reducing custody fees when the Funds leave cash balances uninvested. When a Fund’s actual operating expense ratio exceeds a stated cap, a reduction in custody fees reduces the amount of waivers and/or reimbursements BlackRock would be required to make to the Fund. This could be viewed as having the potential to provide BlackRock an incentive to keep high positive cash balances for Funds with expense caps in order to offset fund custody fees that BlackRock might otherwise reimburse. However, BlackRock’s portfolio managers do not intentionally keep uninvested balances high, but rather make investment decisions that they anticipate will be beneficial to fund performance.

BlackRock or its Affiliates own or have an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by a Fund service provider in connection with the provision of services to accounts managed by BlackRock and

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funds managed and sponsored by BlackRock, including the Funds, that engage the service provider (typically the custodian). A Fund’s service provider remunerates BlackRock or its Affiliates for the use of the systems. A Fund service provider’s payments to BlackRock or its Affiliates for the use of these systems may enhance the profitability of BlackRock and its Affiliates. BlackRock’s or its Affiliates’ receipt of fees from a service provider in connection with the use of systems provided by BlackRock or its Affiliates may create an incentive for BlackRock to recommend that a Fund enter into or renew an arrangement with the service provider.

Present and future activities of BlackRock and its Affiliates, including BlackRock, in addition to those described in this section, may give rise to additional conflicts of interest.

Sub-Administrator

BNY Mellon Investment Servicing (US) Inc. (previously defined as “BNY Mellon”) serves as the Trust’s sub-administrator. BNY Mellon has its principal offices at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. As the Trust’s sub-administrator, BNY Mellon has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, BNY Mellon is entitled to receive from BlackRock compensation as set forth below:

Asset Based Fee:

An annual fee of 0.00065% of the Funds’ aggregate average net assets paid monthly; the aggregate asset based fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Base Fee:

An annual base fee of $38,250 per Fund.

Annual Late Day Processing Fee:

$15,000 per Fund for each Fund that requires late day processing.

Multiple Class/Feeder Fee:

An annual multiple class/feeder fee of 0.0050% of each class/feeder’s average net assets (not to exceed $24,000 annually per class/feeder) per class/feeder per Fund for each class and payable monthly.

In addition, BlackRock also pays BNY Mellon for certain annual tax services, compliance support services, regulatory filing services and reimburses BNY Mellon for certain out-of-pocket expenses.

Distributor

BRIL serves as the distributor of each Fund’s shares. BRIL, an indirect wholly-owned subsidiary of BlackRock, Inc., is a Delaware limited liability corporation and has its principal offices at 40 East 52nd Street, New York, New York 10022. BlackRock is an affiliate of BRIL. Each Fund’s shares are sold on a continuous

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basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof.

Custodian

The Bank of New York Mellon, which has its principal offices at One Wall Street, New York, NY 10286, serves as the custodian for each Fund (the “Custodian”). On a monthly basis, the Custodian nets each Fund’s daily positive and negative cash balances and calculates a credit (“custody credit”) or a charge based on that net amount. The custodian fees, including the amount of any overdraft charges, may be reduced by the amount of such custody credits, and any unused credits at the end of a given month may be carried forward to a subsequent month. Any such credits unused by the end of a Fund’s fiscal year will not expire. Net debits at the end of a given month are added to the applicable Fund’s custody bill and paid by such Fund.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., which has its principal offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer agent and dividend disbursing agent for each Fund.

Service Organizations

The Funds may enter into agreements with institutional investors (previously defined as “Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Premier Choice Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; the “Distribution and Services Plan” for the Plus Shares; and a “Shareholders Services Plan” and “Distribution Plan” for each of the Premier, Private Client and Select Shares), which have been adopted by the Trust’s Board pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Fund or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Fund’s shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law,

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forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan and Premier Choice Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares or Premier Choice Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep and/or allocation services (“Sweep/Allocation Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s demand deposit account (“DDA”) and/or employee benefits system to an account management system; (ii) providing software that aggregates the shareholder’s orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and overhead and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service

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Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (or 0.40% in the case of the New York Money and California Money Funds) (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of Cash Plus Shares will be paid to a financial institution for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) marketing and activities, including direct mail promotions that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

Pursuant to the Select Shares, Private Client Shares and Premier Shares Distribution (12b-1) Plans, each Fund will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35% and 0.10%, respectively, of the average daily net asset value of such shares

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held by Service Organizations for the benefit of their customers. Sales and distribution services provided by Service Organizations under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for Customers.

Select Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annualized basis) of the average daily net asset value of a particular Fund’s Select Shares, Private Client Shares or Premier Shares held by Service Organizations for the benefit of their customers. An initial 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sections (iii) through (xi) above. Another 0.05% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep/Allocation Services provided for Cash Reserve Shares as described above. Another 0.10% (on an annualized basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep/Allocation Services, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep/Allocation Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep/Allocation Services.

With respect to the Select Shares, Premier Shares and Private Client Shares, through February 28, 2017, BRIL has contractually agreed to waive all or a portion of the fees to which it is entitled under the Distribution Plan and Service Organizations have contractually agreed to waive all or a portion of the fees to which they are entitled under the Distribution Plan and the Shareholder Services Plan and related Agreement so that after such waivers, the maximum net annual fund ordinary operating expense ratios do not exceed (i) 1.00% of the average daily net assets of each Fund for Select Shares; (ii) 0.68% of the average daily net assets of each Fund for Private Client Shares; and (iii) 0.68% of the average daily net assets of each Fund for Premier Shares.

The Board has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plan (12b-1 Plan) of the Cash Plus Shares, Plus Shares, Select Shares, Private Client Shares or Premier Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Independent Trustees.

The Manager, BRIL, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous — Other Information” below.

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The following chart provides information with respect to the fees paid to, and waived by, Service Organizations during the fiscal year ended October 31, 2015. A portion of the fees collected by Service Organizations were paid to affiliates for providing shareholder servicing activities to the Funds’ share classes.

Fund/Share Class*	Total Shareholder Servicing Fees	Total Distribution (12b-1) Fees	Shareholder Servicing Fees Waived	Distribution (12b-1) Fees Waived
TempFund/Dollar	$4,839,951	—	$3,771,026	—
TempFund/Cash Reserve	72,359	—	4,822	—
TempFund/Cash Management	1,572,791	—	1,370,809	—
TempFund/Administration	3,079,339	—	3,248	—
TempFund/Select	1,827,184	$1,279,029	1,610,428	$1,279,023
TempFund/Private Client	66,366	46,456	58,210	46,456
TempFund/Premier	43,927	8,785	37,809	8,785
TempCash/Dollar	396,743	—	310,915	—
TempCash/Administration	0	—	0	—
FedFund/Dollar	2,380,789	—	2,380,789	—
FedFund/Cash Reserve	20,744	—	20,744	—
FedFund/Cash Management	109,887	—	109,887	—
FedFund/Administration	339,562	—	339,562	—
FedFund/Select	972,964	681,075	972,964	681,075
FedFund/Private Client	24,417	17,092	24,417	17,092
FedFund/Premier	6,892	1,379	6,892	1,379
T-Fund/Dollar	2,293,662	—	2,293,662	—
T-Fund/Cash Management	3,017,500	—	3,017,500	—
T-Fund/Administration	3,248	—	3,248	—
T-Fund/Select	1,140,368	798,258	1,140,368	798,258
T-Fund/Premier	7	1	7	1
Federal Trust Fund/Dollar	9,551	—	9,551	—
Federal Trust Fund/Cash Management	0	—	0	—
Federal Trust Fund/Administration	354	—	354	—
Treasury Trust Fund/Dollar	1,013,435	—	1,013,435	—
Treasury Trust Fund/Cash Management	57,456	—	57,456	—
Treasury Trust Fund/Administration	165,866	—	165,866	—
MuniFund/Dollar	108,577	—	108,577	—
MuniFund/Cash Management	35,521	—	35,521	—
MuniFund/Administration	340,309	—	340,309	—
MuniFund/Select	86,958	60,870	86,958	60,870
MuniFund/Private Client	8,519	5,963	8,519	5,963
MuniFund/Premier	1,780	356	1,780	356
MuniCash/Dollar	5,526	—	5,526	—
California Money Fund/Dollar	6,106	—	6,106	—
California Money Fund/Cash Management	0	—	0	—
California Money Fund/Administration	1,535	—	1,535	—
California Money Fund/Select	42,424	29,697	42,424	29,697
California Money Fund/Private Client	20,907	14,635	20,907	14,635
California Money Fund/Premier	80	17	80	17
New York Money Fund/Cash Management	94,403	—	94,403	—
New York Money Fund/Administration	5,594	—	5,594	—
New York Money Fund/Select	20,808	14,566	20,808	14,566
New York Money Fund/Private Client	5,753	4,027	5,753	4,027
New York Money Fund/Premier	862	172	862	172

*	Share classes that had no shares outstanding as of October 31, 2015 and thus paid no fees to Service Organizations have been excluded from the chart.

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Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must generally meet three annual tests.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were to fail to qualify as a regulated investment company notwithstanding the availability of certain relief provisions, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income (excess of net long-term capital gains over net short-term capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income

49

equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located, in which it is otherwise deemed to be conducting business or from which it is deriving income or otherwise has established a taxable nexus, a Fund may be subject to the tax laws of such states or localities.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has owned Fund shares. Distributions paid by a Fund that are reported as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends are included, however, in determining the portion of a shareholder’s social security benefits and railroad retirement benefits that are subject to federal income taxes. Moreover, interest on certain otherwise tax-exempt securities is subject to a federal alternative minimum tax. Funds that invest in tax-exempt securities may at times buy such securities at a discount to their original issue price or, for securities issued with original issue discount, their revised issue price. For federal income tax purposes and for purposes of New York State, New York City, Yonkers, California personal income taxes and certain other state and local personal income taxes, all or a portion of such discount may be treated as “market discount,” which is taxable as ordinary income (without regard to the exempt nature of the security) either when the security is disposed of at a gain or, if the particular Fund so elects, over the remaining term of the security. Market discount income is characterized as ordinary taxable income when distributed as a dividend to shareholders. Certain dividend income and long term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. Under these rules, the portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gains, such distributions will not constitute “qualified dividend income.” Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rate.

In general, any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt interest dividends received with respect to the shares; to the extent not disallowed, such loss will be treated as long-term capital loss to the extent of any capital gain dividends received with respect to the shares. Such loss will be allowed, however, in the case of shares in a Fund that declares exempt interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends at least monthly. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in the shareholder’s shares and any amount in excess of such basis will constitute capital gains to such shareholder (assuming the shares are held as a capital asset). Long-term capital gains (that is, gains from a sale or exchange of capital assets held for more than one year) are generally taxed at preferential rates to non-corporate taxpayers. Each Fund will furnish its shareholders with a written statement reporting the amounts of its dividends paid during the year that qualify as capital gain dividends or exempt-interest dividends, as applicable, as well as the portion of an exempt-interest dividend that constitutes an item of tax preference, as discussed below.

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Ordinary income and capital gain dividends are taxable to shareholders even if they are reinvested in additional shares of a Fund. Distributions by a Fund, whether from ordinary income or capital gains, generally will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

If the value of assets held by a Fund declines, the Board may authorize a reduction in the number of outstanding shares of the Fund in order to preserve a net asset value of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining shares of the Fund; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

A loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends and capital gain dividends (“backup withholding”). Backup withholding could be required on distributions paid by MuniFund, MuniCash, California Money Fund and New York Money Fund if such Fund does not reasonably estimate that at least 95% of its distributions during the taxable year are comprised of exempt-interest dividends. Generally, shareholders subject to backup withholding will be non-corporate shareholders that do not have certified taxpayer identification numbers on file with a Fund or that, to a Fund’s knowledge, have furnished incorrect numbers. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided that the required information is timely provided to the IRS.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater amount in a combination of taxable years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. That a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates. Net investment income does not include exempt-interest dividends received from a Fund.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax. Dividends derived by a RIC from short-term capital gains and qualified net interest income (including income from original issue discount and market discount) and paid to stockholders who are nonresident aliens and foreign entities, if and to the extent properly reported as “interest-related dividends” or “short-term capital gain dividends,” generally will not be subject to U.S. withholding tax under a temporary exemption. Where possible, each Fund intends to report distributions in this manner. However, depending on

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its circumstances, a Fund may report all, some or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder must comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN (in the case of individuals), W-8BEN-E (in the case of entities) or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or short-term capital gain dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts. It is not possible to predict what portion, if any, of a Fund’s distributions will be reported as consisting of qualified short-term gain or qualified net interest income exempt from withholding in the hands of nonresident and foreign shareholders.

A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items, and will be imposed on proceeds from the sale, redemption or other disposition of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders that fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Ordinary income and capital gain dividends paid by the Funds may also be subject to state and local taxes. However, certain states and localities exempt from income taxation dividends paid by RICs that are derived from interest on United States Treasury obligations. State and local law varies as to whether dividend income attributable to United States Treasury obligations is exempt from income tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and taxable income for state and local tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and reported by the Fund as exempt-interest dividends in a written statement furnished to its

52

shareholders may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as exempt-interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislation, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Plus Shares, Premier Shares, Premier Choice Shares, Private Client Shares and/or Select Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board has full power and authority, in its sole discretion, and without

53

obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders of a Fund owning at least 25% of the Fund’s shares, the Trust will call for a meeting of shareholders of such Fund to consider the removal of one or more Trustees and certain other matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund of the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar, Plus, Premier, Premier Choice, Private Client and Select Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by Fund except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any Trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, Pennsylvania 19103, has been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2016.

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FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2015 (the “2015 Annual Report”) are incorporated in this Statement of Additional Information by reference. No other parts of the 2015 Annual Report are incorporated by reference herein. The financial statements included in the 2015 Annual Report have been audited by Deloitte & Touche LLP. The report of Deloitte & Touche LLP is incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such report given upon Deloitte & Touche LLP’s authority as experts in accounting and auditing. Additional copies of the 2015 Annual Report may be obtained at no charge by telephoning the Trust at the telephone number appearing on the front page of this Statement of Additional Information.

MISCELLANEOUS

Proxy Voting Policies and Procedures

The Trust has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Trust’s Board. The Trust expects BlackRock and its affiliates to vote proxies related to the Funds’ portfolio securities for which a Fund has voting authority consistent with the Fund’s best interests. BlackRock has adopted its own proxy voting guidelines and procedures (the “BlackRock Proxy Voting Guidelines”) to be used in voting the Funds’ proxies. The BlackRock Proxy Voting Guidelines is attached as Appendix D.

Information about how the Funds voted proxies, if any, relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the SEC’s web site at http://www.sec.gov.

Other Information

The Manager, BRIL and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, Service Organizations and intermediaries in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Manager, BRIL and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Manager, BRIL and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. Furthermore, the Manager, BRIL and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Manager, BRIL and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Service Organizations and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following dealers, Service Organizations and intermediaries are receiving such payments: Merrill Lynch,

55

Pierce, Fenner & Smith Incorporated and SunGard Brokerage & Securities Services LLC and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations with respect to the Funds in any year will vary, may be limited to specific Funds or share classes, or may exclude the Funds entirely. In addition, from time to time BRIL, the Manager or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2015, the value of a Fund’s aggregate holdings, if any, of the securities of each of its regular brokers or dealers or their parents is set forth below:

TempFund Regular Broker Dealer	Security	Value ($000)

Skandinaviska Enskilda Banken AB	D	2,955,000

Swedbank International	D	2,950,000

Credit Agricole, S.A.	D	1,926,000

J.P. Morgan Securities LLC	D	1,732,823

Nordea Bank Finland PLC	D	1,460,340

TempCash Regular Broker Dealer	Security	Value ($000)

Credit Agricole, S.A.	D	55,000

J.P. Morgan Securities LLC	D	55,000

Nordea Bank Finland PLC	D	50,000

Skandinaviska Enskilda Banken AB	D	50,000

Swedbank International	D	50,000

FedFund Regular Broker Dealer	Security	Value ($000)

J.P. Morgan Securities LLC	D	810,000

T-Fund Regular Broker Dealer	Security	Value ($000)

J.P. Morgan Securities LLC	D	752,000

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Certain Record Holders

To the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of each Fund’s shares as of February 1, 2016:

Name	Address	Percent
California Money Fund

Institutional Shares

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	48.78%

First American Trust Company	5 First American Way Santa Ana, CA 92707	13.04%

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	12.66%

Citizens Business Bank	701 N Haven Avenue, Suite 350 Ontario, CA 91764	10.60%

US Bank	1555 N Rivercenter Drive Milwaukee, WI 53212	5.39%

Marshall & Ilsley Trust Co.	11270 West Park Place Milwaukee, WI 53224	5.12%

Administration Shares

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	99.98%

Dollar Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

Private Client Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	99.98%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	98.75%

Federal Trust Fund

Institutional Shares

SEI Trust Company	One Freedom Valley Drive Oaks, PA 19456	58.18%

Banc of America Securities	200 North College Street 3rd Charlotte, NC 28255-0001	22.02%

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	12.32%
Administration Shares

ING	One Orange Way Windsor, CT 06066	98.36%

57

Name	Address	Percent

Dollar Shares

JPMorganChase	4 New York Plaza, 21st Floor New York, NY 10004	98.87%

FedFund

Institutional Shares

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	16.45%

State Street Global	1776 Heritage Drive Quincy, MA 02170	7.25%

Northern Trust Co.	801 S Canal Street C5S Chicago, IL 60607	6.17%

FDIC National Receivership	3501 Fairfax Drive, Room E50 Arlington, VA 22226-3500	5.78%

US Bank	1555 N Rivercenter Drive Milwaukee, WI 53212	5.39%

Administration Shares

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890-0001	86.81%

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	12.64%

Cash Management Shares

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	43.60%

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	42.51%

Jefferies & Company, Inc.	Harborside Financial Center, Plaza III, Suite 705 Jersey City, NJ 07311	5.58%

Cash Reserve Shares

NCB, FSB	12601 Mulholland Drive Beverly Hills, CA 90210	46.98%

NCB, FSB	12601 Mulholland Drive Beverly Hills, CA 90210	27.70%

NCB, FSB	12601 Mulholland Drive Beverly Hills, CA 90210	10.61%

NCB, FSB	12601 Mulholland Drive Beverly Hills, CA 90210	10.37%
Dollar Shares

PNC Bank	Two PNC Plaza, 620 Liberty Avenue Pittsburgh, PA 15265	62.17%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890-0001	22.47%

58

Name	Address	Percent

Zions First National Bank	One South Main Street Salt Lake City, UT 84133-1109	6.48%

Premier Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Private Client Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.64%

MuniCash

Institutional Shares

BPIF NSCC Omnibus Account	760 Moore Road King of Prussia, PA 19406	29.00%

BlackRock National Municipal Fund	100 Bellevue Parkway Wilmington, DE 19809	25.44%

BlackRock Strategic Municipal Opportunities Fund	100 Bellevue Parkway Wilmington, DE 19809	8.97%

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	6.57%

BlackRock Municipal Target Term Trust	100 Bellevue Parkway Wilmington, DE 19809	6.37%

Administration Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

Dollar Shares

Citizens National Bank	PO Box 911 Meridian, MS 39302-0911	91.17%

PNC Advisors/Serv Agent	PO Box 215 Zelienople, PA 16063	8.71%

MuniFund

Institutional Shares

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	38.73%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	9.44%

County of San Diego	1600 Pacific Highway, Room 1 San Diego, CA 92101	7.93%

State Street Bank & Trust	400 Howard Street San Francisco, CA 94105	7.14%

59

Name	Address	Percent

Cintas Corp.	PO Box 625737, 6800 Cintas Boulevard Cincinnati, OH 45262-5737	6.95%
Administration Shares

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	93.30%

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	6.14%

Cash Management Shares

Assetmark Trust Company	3200 N Central Avenue 7th Phoenix, AZ 85012	97.43%

Dollar Shares

Metavante	1800 NW Loop 281 Longview, TX 75604	95.30%

Premier Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	99.99%

Private Client Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	99.99%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.99%

New York Money Fund

Institutional Shares

Bank of America	1201 Main Street, 9th Floor Dallas, TX 75202	44.05%

SEI Trust Company	One Freedom Valley Drive Oaks, PA 19456	15.11%

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	13.90%

SEI Private Trust Company	One Freedom Valley Drive Oaks, PA 19456	12.23%

Administration Shares

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	92.19%

State Street Bank & Trust	1200 Crown Colony Drive Quincy, MA 02169	7.76%
Cash Management Shares

City National Bank	400 North Roxbury Drive Beverly Hills, CA 90210	99.96%

60

Name	Address	Percent

Dollar Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

Private Client Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	99.96%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.87%

TempCash

Institutional Shares

JPMorganChase	10410 Highland Manor Drive, Floor 3 Tampa, FL 33610-9128	19.08%

First Hawaiian	One Freedom Valley Drive Oaks, PA 19456	18.23%

State Street Global	1776 Heritage Drive Quincy, MA 02171	9.91%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	9.58%

First Hawaiian	One Freedom Valley Drive Oaks, PA 19456	9.38%

Morgan Stanley & Co., Inc.	1300 Thames Street, 6th Floor Baltimore, MD 21231-3495	5.35%

Administration Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

Dollar Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	46.34%

Liberty Mutual	1191 Second Avenue, Suite 30 Seattle, WA 98101	15.79%

Liberty Mutual	1191 Second Avenue, Suite 30 Seattle, WA 98101	12.66%

Liberty Mutual	1191 Second Avenue, Suite 30 Seattle, WA 98101	8.46%

Liberty Mutual	1191 Second Avenue, Suite 30 Seattle, WA 98101	7.66%
TempFund

Institutional Shares

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	10.70%

61

Name	Address	Percent

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	6.54%

Administration Shares

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	76.74%

Cash Management Shares

CSC Trust Company of Delaware	2711 Centerville Road Wilmington, DE 19808	85.52%

Cash Reserve Shares

NCB, FSB	12601 Mulholland Drive Beverly Hills, CA 90210	51.80%

Exchange Bank	440 Aviation Boulevard Santa Rosa, CA 95403	21.54%

Citizens National Bank	PO Box 911 Meridian, MS 39302-0911	19.76%

Exchange Bank	440 Aviation Boulevard Santa Rosa, CA 95403	5.58%

Dollar Shares

Assetmark Trust Company	3200 N Central Avenue 7th Phoenix, AZ 85012	53.13%

Union Bank	530 B Street, Suite 203 San Diego, CA 92101-0000	21.02%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	13.11%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890-0001	9.23%

Premier Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Private Client Shares

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	100.00%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	90.83%

JPMorganChase	4 Chase Metrotech Center Brooklyn, NY 11245	9.17%
T-Fund

Institutional Shares

State Street Global	1776 Heritage Drive Quincy, MA 02170	14.99%

62

Name	Address	Percent

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	13.11%

Wells Fargo Bank	733 Marquette Avenue Minneapolis, MN 55479	8.19%

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	6.39%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	5.85%

Administration Shares

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890-0001	99.98%

Cash Management Shares

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	42.57%

CSC Trust Company of Delaware	2711 Centerville Road Wilmington, DE 19808	8.03%

Cash Reserve Shares

First Republic Bank	111 Pine Street San Francisco, CA 94111	100.00%

Dollar Shares

Union Bank	530 B Street, Suite 203 San Diego, CA 92101	71.67%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890	17.43%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	99.92%
Treasury Trust Fund

Institutional Shares

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	21.28%

Bank of America	1201 Main Street, 9th Floor Dallas, TX 75202	18.82%

Bank of New York	111 Sanders Creek Parkway East Syracuse, NY 13057	10.40%

Banc of America Securities	200 North College Street 3rd Charlotte, NC 28255-0001	6.25%

Administration Shares

PNC Bank	PO Box 7780-1888 Philadelphia, PA 19182	16.50%

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	12.14%

63

Name	Address	Percent

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	10.25%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	7.70%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	7.50%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	5.76%

Deutsche Bank	5022 Gate Parkway, Suite 2 Jacksonville, FL 32256	5.36%

Cash Management Shares

Bank of America	135 S Lasalle Street Chicago, IL 60603	42.84%

US Bank	1555 N Rivercenter Drive Milwaukee, WI 53212	38.55%

Gibraltar Bank	One Freedom Valley Drive Oaks, PA 19456	18.61%

Cash Reserve Shares

First Republic Bank	111 Pine Street San Francisco, CA 94111	100.00%

Dollar Shares

PNC Bank	620 Liberty Avenue Pittsburgh, PA 15265	51.82%

State Street Bank & Trust	1200 Crown Colony Drive Quincy, MA 02169	19.78%

Wilmington Trust Company	1100 N Market Street, Rodney Square North Wilmington, DE 19890-0001	8.91%

UBS Securities LLC	677 Washington Boulevard Stamford, CT 06901	8.82%

Select Shares

Pershing LLC	One Pershing Plaza Jersey City, NJ 07399	100.00%

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APPENDIX A

DESCRIPTION OF BOND RATINGS

A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody’s US Municipal Short-Term Obligation Ratings

The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Standard & Poor’s, a Division of McGraw-Hill Financial (“Standard & Poor’s”), Issue Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation and the promise we impute;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long-Term Issue Credit Ratings*

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB B CCC CC C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Description of Standard & Poor’s Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Standard & Poor’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

A designation of Not Rated or NR is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales

Fitch long-term obligations rating scales are as follows:

AAA	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Notes: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Description of Fitch’s Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.

Fitch short-term ratings are as follows:

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

Following is a brief summary of some of the factors that may affect the financial condition of the State of California (referred to herein as the “State” or “California”) and its political subdivisions. The summary is neither a complete nor a comprehensive description of these factors or an analysis of financial conditions and may not be indicative of the financial condition of issuers of obligations or any particular projects financed with the proceeds of such obligations. Many factors not included in the summary, such as the national economy, social and environmental policies and conditions, developments in municipal bankruptcies and the national and international markets for products produced in California, could have an adverse impact on the financial condition of California and its political subdivisions. It is not possible to predict whether and to what extent those factors may affect the financial condition of California and its political subdivisions.

The following summary is based upon the most recent publicly available budget documents and offering statements relating to public debt offerings of the State. This summary has not been updated nor will it be updated during the year. Neither the Fund nor its legal counsel has independently verified this information.

Overview

The State labor market conditions have improved significantly since the depths of the recession. As of December 2015, the State’s unemployment rate was 5.8 percent, approximately 0.8 percent higher than the national average of 5.0 percent, and less than the State’s 6.1 percent unemployment rate before the recession at the beginning of 2008.

The California economy also continues to recover from the 2008 recession. Although the State has faced serious budgetary problems in the past resulting from structural imbalances, the State significantly improved its general fiscal condition with the approval by the voters in November 2012 of a seven-year personal income tax increase and a four-year sales tax increase (collectively known as “Proposition 30”). As a result of the passage of Proposition 30 and other measures taken by the administration, the State’s Legislative Analyst’s Office (the “LAO”) reported in November 2013 that the State no longer had a structural imbalance in its budget. See “The State Budget — Constraints on the State Budget — Proposition 30” below.

The adopted State budget for fiscal year 2015-16 (the “2015-16 Budget Act”), which began with a surplus of approximately $2.4 billion at June 30, 2015, was projected to leave a fiscal year-end reserve in the Special Fund for Economic Uncertainties (the “SFEU”) of approximately $1.1 billion at June 30, 2016. The Governor revised the projected June 30, 2016 SFEU balance upward in his proposed 2016-17 State budget to be approximately $4.5 billion, resulting from an all-time high in capital gains revenue in calendar year 2015. The projected budget results demonstrate continued improvement in the State’s fiscal condition. If the results are realized, the 2015-16 Budget will represent the fourth consecutive balanced budget, in stark contrast to the multi-billion dollar deficits preceding this period of balanced budgets.

Many local government agencies, however, continue to face budget constraints due to limited taxing powers and a weakened, albeit improving, economy, among other factors. Unfunded pension and other post-retirement liabilities also weigh heavily upon the State as well as many local jurisdictions, and have been the principal cause of several well-publicized municipal bankruptcy filings.

Economic Factors

California is by far the most populous state in the nation, almost 50 percent larger than Texas, the second-ranked state, according to the 2010 United States Census. The July 2015 estimate of the State’s population is 38.9 million, which represents approximately 12 percent of the total United States population.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

California’s unemployment rate increased from 6.1 percent at the start of 2008 to a high of 12.5 percent in the last four months of 2010. The rate has improved thereafter with the State’s unemployment falling to 5.8 percent in December 2015, compared with the United States unemployment rate, which was 5.0 percent in December 2015.

State personal income declined by 3.7 percent in 2009 from the previous year due to the large toll of lost jobs during the recession. This was the State’s first decline in personal income on a year-over-year basis since 1938. However, the State has made substantial gains since 2009. Between 2009 and 2013, State personal income rose approximately 5.1 percent annually. In 2011, State personal income surpassed pre-recession, 2008 levels. The Department of Finance estimated that personal income increased approximately 4.7 percent in 2014. As of November 2015, the State had projected personal income to grow by 4.8 percent in 2015 and 5.2 percent in 2016.

In 2009, taxable sales were down nearly 15 percent from the prior year and down nearly 20 percent from the peak reached in 2007. However, substantial gains in taxable sales have occurred since 2009. Taxable sales increased from the previous year by approximately 4.3 percent and 9.1 percent in 2010 and 2011, respectively. Taxable sales during 2012 and 2013 further increased approximately 7.2 percent and 5.8 percent from the previous year, respectively, recovering to approximately the same level as taxable sales in 2008. The Department of Finance estimated that taxable sales increased approximately 5.4 percent in 2014. As of November 2015, the State had projected taxable sales to grow by 4.3 percent in 2015 and 5.3 percent in 2016.

The Statewide median price for existing single-family homes decreased more than 6 percent from 2010 to 2011, bringing the average median price to approximately $300,000. In October 2015, this number had increased to $475,990, which was an increase of 5.7 percent from a year earlier. Still, the Department of Finance reported in December 2015 that this median price is lower than the pre-recession peak median price of $594,530.

Residential building permitting, which suffered a long, steady decline from calendar years 2006 through 2009, increased steadily over the past several years, from 44,762 in 2010 to 85,846 in 2014, representing an average annual increase of approximately 22.9 percent. In October 2015, 83,000 annualized residential permits were issued in California, and the year-to-date average of the total residential permits was 99,000, up approximately 15.3 percent from the same period in 2014.

Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues

Over the years, a number of constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes or restricted the use of State Treasury General Fund (the “General Fund”) revenues. Some of the more significant of these approved constitutional amendments are described below. Because of the complex nature of these initiatives and the ambiguities and possible inconsistencies in their terms, it is not possible to predict with certainty the impact on California debt obligations or on the ability of the State or local governments to pay debt service on such California debt obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Limitation on Property Taxes. Certain California debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution (“Article XIIIA”), enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1 percent of full cash value of real property and generally restricts the reassessment of property to 2 percent per year, except upon new construction or change of ownership (subject to a number of exemptions).

Taxing entities, however, may raise ad valorem taxes above the 1 percent limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1 percent ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1 percent limit; it also requires voters of any governmental units to give two-thirds approval to levy certain taxes. For further discussion on Proposition 13, see “Local Governments — Constitutional and Statutory Limitations on Local Government” below. For further discussion on voter approval requirements under Article XIIIA, see “— Voter Requirements for Taxes and Fees” below.

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Article XIIIC (“Article XIIIC”) and Article XIIID (“Article XIIID”) to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Proposition 26, discussed below under the caption entitled “— Voter Requirements for Taxes and Fees,” amended Article XIIIC by adding an expansive definition of “taxes” to include many regulatory fees currently imposed by the State and its municipalities. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service. All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges that generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. Article XIIID imposes notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters, by future initiative, could repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

Limitations on the State’s Ability to Transfer Funds from Local Agencies. On November 2, 2010, voters in the State approved Proposition 22. Proposition 22, known as the “Local Taxpayer, Public Safety, and Transportation Protection Act of 2010,” eliminated or reduced the State’s authority to (i) temporarily shift property taxes from cities, counties and special districts to schools, (ii) use vehicle license fee revenues to reimburse local governments for state-mandated costs (the State will have to use other revenues to reimburse local governments), (iii) redirect property tax increment from redevelopment agencies to any other local government, (iv) use State fuel tax revenues to pay debt service on State transportation bonds, or (v) borrow or change the distribution of State fuel tax revenues.

Voter Requirements for Taxes and Fees. Proposition 26, known as the “Supermajority Vote to Pass New Taxes and Fees Act” was approved by State voters on November 2, 2010. Proposition 26 amended provisions of Article XIIIA and Article XIIIC governing the imposition of taxes. Proposition 26 requires a two-thirds supermajority vote in the State Legislature prior to the imposition of any change in State statute which results in any taxpayer paying a higher tax. This requirement eliminated the prior practice that allowed, via majority vote, one tax to be increased if another tax is lowered by an equivalent amount. Furthermore, any increase in a fee beyond the amount needed to provide the specific service or benefit is deemed a “tax,” and thus would require two-thirds vote of any governmental units for passage. Finally, Proposition 26 applies retroactively to any measures passed on or after January 1, 2010. Thus, any tax or fee that was adopted after January 1, 2010 with a majority vote that would have required a two-thirds vote were Proposition 26 in place, was repealed on November 2, 2011, unless readopted by the necessary two-thirds vote.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution (“Article XIIIB”), enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50 percent of any excess, with the other 50 percent paid to schools and community colleges.

With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990s because of a recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. The Department of Finance estimated in November 2015 that the State was $18.4 billion under the limit in fiscal year 2013-14 and projected the State would be approximately $11.2 billion and $9.8 billion under its limit in fiscal years 2014-15 and 2015-16, respectively.

Dedication of General Fund Revenues to Schools. The single largest portion of the State budget is support for K-12 public schools and community college districts. Proposition 98, an initiative measure adopted originally in 1988, mandates that a set percentage of General Fund revenues be spent for K-14 schools, with the balance of school funding provided by a share of local property taxes. Proposition 98 is extremely complex, and results in significant fiscal problems when General Fund revenues fall short of the projections on which the original appropriations to schools were made. For further discussion regarding Proposition 98, see “Proposition 98 and K-14 Funding” below.

Obligations of the State

The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-revenue obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary.

Capital Facilities Financing. The State builds and acquires capital facilities primarily through the use of general obligation bonds and lease-purchase borrowing. Under the State Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Since 2006, the voters and/or the State Legislature have authorized a significant amount of new general obligation bonds, lease revenue bonds and other General Fund-supported debt. From July 1, 2006 to July 1, 2015, the State aggregate principal amount of outstanding obligations primarily supported by the General Fund rose from $44.8 billion to approximately $87.0 billion. This outstanding debt consists of approximately $76.0 billion of general obligation bonds and approximately $11.0 billion of lease-revenue bonds. Moreover, as of July 1, 2015, the State had approximately $33.5 billion of authorized and unissued General Fund-supported general obligation bonds ($29.5 billion) and lease revenue bonds ($4.0 billion).

Based upon estimates included in the State’s most recent general obligation bond disclosure, debt service on General Fund-supported general obligation bonds and lease-revenue debt is estimated to equal approximately 5.4 percent of General Fund revenues in fiscal year 2016-16 and 5.2 percent of General Fund revenues in fiscal year 2016-17. This debt service cost is net of reimbursement from various special funds and subsidy payments from the federal government for taxable “Build America Bonds.”

Future Bond Issuance Plans. As the State had approximately $33.5 billion of authorized but unissued General Fund-supported debt as of July 1, 2015, the amount of General Fund-supported debt, primarily general obligation bonds, is likely to increase in coming years. Based upon estimates from the Department of Finance, approximately $3.7 billion of such obligations will be issued in fiscal year 2015-16 (consisting of approximately $3.3 billion of general obligation bonds and approximately $420 million of lease revenue bonds). However, the exact amount that may be issued will depend on market conditions, budget priorities, the ratings of State bonds and other factors. See “Bond Ratings” below.

Cash Management. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. External borrowing is typically done with revenue anticipation notes that are payable later in the fiscal year in which they are issued. The State issued $5.5 billion of revenue anticipation notes for fiscal year 2013-14 and $2.8 billion of revenue anticipation notes for fiscal year 2014-15, all of which have been repaid. For the first time since 2000-2001, the State is not expected to issue revenue anticipation notes in 2015-2016.

The State is also authorized under certain circumstances to issue revenue anticipation warrants that are payable in the succeeding fiscal year, as well as registered refunding warrants issued to refund revenue anticipation warrants. The State has issued revenue anticipation warrants to bridge short-term cash flow shortages in five years since 1992. From time to time, the State Legislature defers various payments due under State statute, in order to more closely align the State’s revenues with its expenditures. This technique has been used in past budgets, in order to reduce the State’s need for external borrowing to bridge any cash flow deficit. Further, State law gives the State Controller some flexibility to delay payments to various payees, including State vendors, when the State Controller foresees a relatively short-term cash flow shortage. In addition, the State issued IOUs in lieu of cash payments in July and August 2009, the second such issuance since the 1930s. For information regarding the State’s recent cash management programs, see “Recent Financial Results” below.

Obligations of State Agencies

A number of State agencies and authorities issue obligations secured or payable from specified revenue streams. These obligations are not payable from the General Fund and carry different ratings than the State’s general obligation bonds. As of June 30, 2015, the State Department of Water Resources had approximately $7.6 billion of outstanding revenue bonds secured by power and water users, and the California Housing Finance Agency had approximately $3.4 billion of outstanding revenue bonds secured by mortgage loans made for single family and multi-family housing units. The Regents of the University of California has been one of the largest issuers of revenue bonds in recent years, with almost $16.0 billion of outstanding revenue bonds secured by certain revenues of the University of California, as of June 30, 2015. None of these revenue bonds are backed by the State’s faith and credit or taxing power.

Recent Financial Results

Historically, the principal sources of General Fund revenues are personal income tax, sales and use tax and corporation tax. Based on the most recent figures provided in the Governor’s proposed 2016-17 State budget, these sources are expected to contribute approximately 67.6 percent, 21.0 percent and 8.6 percent, respectively, of total General Fund revenues and transfers in fiscal year 2015-2016. The State’s personal income tax structure is highly progressive, with the top 1 percent of taxpayers paying approximately 45.5 percent of the total personal income tax in tax year 2013. The personal income tax was made even more progressive with the passage of Proposition 30, which imposed additional taxes on earnings over $250,000 (retroactive to calendar year 2012), resulting in an income tax of 12.3 percent on earnings over $1 million. A large portion of personal income tax receipts is derived from capital gains realizations and stock option income. These revenue sources can be particularly volatile.

Along with personal income taxes, sales and use taxes and corporation taxes are subject to economic fluctuations as well, and have also been adversely affected during the State’s recovery from the recent recession. Total personal income taxes, sales and use taxes and corporation taxes went from approximately $92.6 billion in fiscal year 2007-08 to approximately $76.7 billion in fiscal year 2008-09, recovering to approximately $98.4 billion in fiscal year 2013-14. Moreover, compared to the rest of the nation, California relies less on a relatively stable revenue source, the property tax, because of Proposition 13.

The State is required to maintain the SFEU, derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. As of June 30, 2011 and 2012, recurring cash flow shortfalls resulted in SFEU deficits of approximately $3.9 billion and $3.6 billion, respectively. SFEU balances have improved with higher than expected capital gains revenue in recent years. Estimated SFEU balances as of June 30, 2013, 2014 and 2015 were $254 million, $2.9 billion and $2.4 billion, respectively. The 2015-2016 Budget Act projected an SFEU balance of approximately $1.1 billion as of June 30, 2016, although, again due to larger-than-expected capital gains revenue, the Governor’s proposed 2016-17 State budget revised each projection to be approximately $4.2 billion, cautiously noting that capital gains revenue is very volatile and that the seven-year economic expansion was already two years beyond the average expansion. See “2015-16 Budget Act — General Fund Budget Summary” below.

The last five budget acts were each enacted timely. Further, with the approval by the voters of Proposition 30 in November 2012, the State significantly improved its general fiscal condition. As a result of the passage of Proposition 30 and other measures taken by the administration, the LAO reported in November 2013 that there is no longer a structural imbalance in the State’s budget. See “The State Budget — Constraints on the State Budget — Proposition 30” below.

Proposition 98 and K-14 Funding

Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly. Such spending included increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State assistance program is to local public school districts. In 1988, the voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute, which (subject to suspension by a two-thirds vote of the State Legislature and the Governor) guarantees local school districts and community college districts a minimum share of General Fund revenues (the “Proposition 98 Guarantee”). The Proposition 98 Guarantee is calculated each fiscal year using one of three “tests” that apply under varying fiscal and economic conditions. The 2015-16 Budget Act provides approximately 42.8 percent of General Fund revenues in fiscal year 2015-16 for K-14 programs covered by the Proposition 98 Guarantee. For fiscal year 2015-16, the Proposition 98 Guarantee is $68.4 billion, of which $49.4 billion is payable from the General Fund, although the Governor’s proposed 2016-17 State budget revises such estimates to be approximately $69.2 billion and $50.0 billion, respectively. The 2015-16 Budget Act Proposition 98 Guarantee level is an increase of $7.6 billion over the 2014-15 Budget Act level. This Proposition 98 Guarantee level reflects an increase of more than $4.7 billion in General Fund revenues in fiscal year 2014-15 from the prior fiscal year, and the adjustment of the Proposition 98 Guarantee for revenue and program shifts. The Proposition 98 guarantee includes a portion of revenue from the tax increases reflected in Proposition 30 and Proposition 39. In prior years, the State Legislature has approved deferrals of the Proposition 98 Guarantee to satisfy budget shortfalls. The 2015-16 Budget Act repays approximately $897 million of such deferred Proposition 98 payments to schools and community colleges. For further information on the limitations on General Fund revenues imposed by Proposition 98, see “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Dedication of General Fund Revenues to Schools” above.

State and Local Pension and Post-Retirement Liabilities

State. The financial condition of the State and its localities is also subject to pension and other post-retirement benefit risks. The pension funds managed by the State’s retirement systems, the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”), sustained significant investment losses during the economic downturn and currently have substantial unfunded liabilities which will require increased contributions from the General Fund in future years. Fiscal year 2015-16 General Fund contributions to CalPERS and CalSTRS (as of November 2015) are estimated to be approximately $2.9 billion and $1.9 billion, respectively. The combined contributions represent approximately 4.2 percent of all General Fund expenditures for fiscal year 2015-16. The State also provides other post-employment health care and dental benefits to state to its employees and certain of their spouses and dependants (hereinafter referred to as “OPEB”), which utilize a “pay-as-you-go” funding policy. In November 2015, fiscal year 2015-16 General Fund contributions to OPEB (as of November 2015) were estimated to be approximately $1.87 billion or 1.6 percent of the total General Fund expenditures shown in the 2015-16 Budget Act.

The most recent actuarial valuation released by the CalPERS Board showed, as of June 30, 2014, an accrued unfunded liability allocable to state employees (excluding judges and elected officials) of $43.3 billion on a market value of assets (“MVA”) basis. CalPERS no longer measures on an actuarial value of assets (“AVA”) basis. CalSTRS reported the unfunded accrued actuarial liability of its Defined Benefit Plan as of June 30, 2014 at $72.7 billion on an AVA basis, and $61.8 billion on an MVA basis. The State’s most recent OPEB actuarial accrued liability report estimated an approximately $71.8 billion unfunded actuarial accrued liability as of June 30, 2014 (compared to $64.6 billion estimated as of June 30, 2013).

Government Accounting Standards Board (“GASB”) Statements 74 and 75, each of which affects OPEB financial reporting, were issued in June 2015. As a result, there is an increased focus on OPEB liability as GASB Statement No. 74 becomes effective for fiscal years beginning after June 15, 2016 and GASB Statement No. 75 becomes effective for fiscal years beginning after June 15, 2017. In January 2016, the State Controller noted that, if OPEB funding is left unchanged, the OPEB actuarial accrued liability could rise to more than $100 billion by fiscal year 2020-21 and to more than $300 billion by fiscal year 2047-48. The Governor has proposed prefunding the entire unfunded liability by fiscal year 2044-45.

The recent economic recession has called into question the reliability of assumed rates of return used to determine actuarial unfunded pension liabilities. Prior to 2012, CalPERS and CalSTRS had used an assumed 7.75 percent rate of return to calculate their respective unfunded liabilities. However, at meetings in February 2012 and March 2012, the CalSTRS Board and the CalPERS Board, respectively, voted to lower the investment earnings assumption to 7.50 percent (a reduction of 0.25 percent) commencing for actuarial valuations dated June 30, 2011. These assumption changes resulted in significant increases in unfunded liability. The assumption changes also increased retirement contributions for many local agencies which contract with CalPERS to manage their pension programs.

As of June 30, 2014, CalPERS had 5-year and 10-year time weighted average returns of 12.5 and 7.2 percent, respectively, and CalSTRS had 5-year and 10-year time weighted average returns of 13.7 and 7.6 percent, respectively. The most recent CalPERS and CalSTRS investment returns have been below the assumed rate of return. On July 13, 2015, CalPERS reported a 2.4 percent return on investments for the twelve months ended June 30, 2015, and on July 17, 2015 CalSTRS reported a 4.8 percent return on investments for the same period compared with 18.4 and 18.7 percent in fiscal year 2013-14, respectively.

In April 2013, CalPERS approved new actuarial policies that are aimed at returning the CalPERS system to fully-funded status within 30 years. These new policies include a rate-smoothing method with a 30-year fixed amortization period for gains and losses (rather than the current 30-year rolling amortization method). CalPERS delayed the implementation of the new policy until fiscal year 2015-16 for the State, schools and all public agencies. These new policies are projected to increase required State and local contributions. It is possible that, in the future, the State will be forced to significantly increase its pension fund and post-retirement benefit contributions, reducing discretionary funds available for other State programs. In February 2014, the CalPERS Board approved new demographic assumptions that take into account increased life expectancies (2.1 years for men; 1.6 years for women) and to fully phase in the resulting increased costs to the State (of approximately $1.2 billion per year) within 3 years. In April 2014, CalPERS adopted a new annual state contribution rate of $4.3 billion, an increase of more than $450 million. Further, the State’s credit ratings may be affected if the State does not reduce or manage these unfunded liabilities. See “Bond Ratings” below.

In June 2014, the Governor signed Chapter 47, Statutes of 2014 (“AB 1469”), which increased statutorily required contributions to CalSTRS from the state, school districts, and teachers beginning July 1, 2014. The AB 1469 funding plan includes additional increases in contribution rates for the state, school districts, and teachers over the next several years in order to eliminate the current CalSTRS unfunded liability by 2045-46. The 2014-15 Budget Act also included a plan to fully fund CalSTRS in approximately 30 years.

Local. Many local governments in the State, many of which are current members of CalPERS, face similar and, in many cases, more severe issues relating to unfunded pension and post-retirement benefit liabilities. The credit ratings, and even solvency of these local governments may be at risk in the future if these liabilities are not appropriately addressed through wage concessions and restructuring of benefits. Cities are particularly at risk because one of their primary missions is safety, and safety personnel labor and retirement benefit costs are significantly greater than labor and retirement costs of general municipal employees. Three cities, Vallejo, Stockton and San Bernardino, entered bankruptcy under Chapter 9 of the Federal bankruptcy code, largely as a result of escalating labor cost and unfunded pension and post-retirement liabilities. All three of these cities have agreements with CalPERS to administer their pension obligation, and their respective obligations to CalPERS have proven to be a pivotal reason for their insolvency. Other cities (including other cities that contract with CalPERS) and counties have expressed public concerns about their ability to meet their unfunded pension and other post-retirement liabilities, and a willingness to entertain bankruptcy as an option to resolve their fiscal problems. Recently, a federal bankruptcy court has suggested that CalPERS contracts may be subject to adjustment in bankruptcy. Any definitive ruling might encourage other financially-stressed municipalities to explore a Chapter 9 bankruptcy. There can be no assurance that the fiscal stress and cash pressures currently facing certain of the State’s localities will not continue or become more difficult, particularly if the economic recovery falters.

Pension Reform. Both constitutional initiatives and State legislation have been circulated or proposed attempting to reform the State’s pension systems on the State and local basis. In September 2012, the Governor signed into law a comprehensive pension reform package affecting State and local government known as California Public Employees’ Pension Reform Act of 2013 (“PEPRA”), which became effective January 1, 2013. PEPRA implements lower defined-benefit formulas with higher retirement ages for new State employees hired on or after January 1, 2013, and includes provisions to increase employee contributions. Provisions in the reform legislation affecting the CalSTRS system do not change the State’s statutory contribution rate and did not have a material effect on State contributions in the short term, although a Senate Concurrent Resolution approved by both houses in August 2012 declared legislative intent to adopt measures during the 2013-14 legislative session to address the long-term funding needs of CalSTRS. Accordingly, the legislature passed and the Governor signed AB 1469 in June 2014. See “— Local” above.

The Legislative Analyst’s Office (LAO)’s analysis of PEPRA concluded that the legislation would have little or no immediate effect on State finances. However, in a preliminary actuarial analysis of PEPRA, CalPERS projected total savings to the State of between $10.3 billion and $12.6 billion over the next 30 years due primarily to increased employee contributions and, as the workforce turns over, lower benefit formulas that will gradually reduce normal costs. Total savings to the State and local governments combined have been reported at between $40 billion and $60 billion over the next 30 years. Costs for OPEB are not addressed in PEPRA.

There are many other bills (which could impact the General Fund) passed by the State Legislature in the recent legislative session which remain under consideration by the Governor. However, California courts have been largely supportive of the vested or earned pension rights of State and local employees. Thus reform efforts have been focused largely on limitations on future benefits for new employees, bringing limited, if any, immediate financial relief.

The State Budget

Overview. The State’s fiscal year begins on July 1 and ends on June 30 of the following year. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is generally the basis for final negotiations between the Governor and the State Legislature to reach agreement on appropriations and other legislation to fund State government for the upcoming fiscal year (the “Budget Act”). The budget must be balanced, as required by Proposition 58 (discussed below) and pursuant to Proposition 25, enacted on November 2, 2010, must be approved by a majority (instead of two-thirds, under prior law) of each house of the State Legislature. State law requires the Governor to sign the budget by the start of the fiscal year on July 1, a requirement that, prior to Proposition 25’s enactment, had only been met 12 times in the preceding three decades. Following enactment of Proposition 25, the Legislature has approved and Governor Brown has signed five consecutive Budget Acts before the start of each such fiscal year.

Constraints on the Budget Process. Recent State Constitutional amendments approved by State voters have affected the budget process. Several such amendments are described below.

Balanced Budget Amendment. On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which requires the State to enact a balanced budget and establish a special reserve and restricts future borrowing to cover fiscal year-end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Proposition 58 requires the State Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

Under Proposition 58, if the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. The Governor would then be required to propose legislation to address the emergency and call the State Legislature into special session for that purpose. If the State Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the State Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

Proposition 58 also established the Budget Stabilization Account (the “BSA”), a special reserve account funded by annual transfers of specified amounts from the General Fund, unless suspended or reduced by the Governor or until a specified maximum amount has been deposited. Until the 2014-15 Budget Act, the Governor had suspended the annual transfer of money from the General Fund to the BSA every year since 2007. The 2014-15 Budget Act and the 2015-16 Budget Act each allocated transfers to the BSA. Funding for the BSA is estimated by the 2015-16 Budget Act to be approximately $1.6 billion as of June 30, 2015 and approximately $3.5 billion as of June 30, 2016 although, due to higher than expected capital gains revenue, the Governor’s proposed 2016-17 State budget revised such projections to be approximately $4.5 billion and $8.0 billion, respectively. In November 2014, voters approved a constitutional amendment (“Proposition 2”) intended to strengthen the BSA by, among other things, basing deposits on when capital gains revenues rise above 8 percent, creating a Proposition 98 reserve and doubling the maximum size of the BSA from 5 percent to 10 percent of revenues. Certain provisions of Proposition 58 relating to the BSA were replaced by the provisions of Proposition 2. See “Revisions to Balanced Budget Amendment” below.

Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

Revisions to Balanced Budget Amendment. Proposition 2 was approved by voters in November 2014. Certain provisions of Proposition 58 relating to the BSA were replaced by the provisions of Proposition 2. Beginning with the 2015-16 fiscal year, Proposition 2 requires that, among other things: deposits be made into the BSA whenever capital gains revenues rise to more than

8 percent of General Fund tax revenues; 1.5 percent of annual General Fund revenues be set aside each year; half of each year’s deposit through fiscal year 2030-31 be used for supplemental payments to pay down long-term liabilities, after which at least half of each year’s deposit must be saved, with the remainder used for supplemental debt payments or savings; that the maximum size of the BSA be increased 10 percent of General Fund revenues; withdrawal of funds be only for a disaster or if spending remains at or below the highest level of spending from the prior three years; the maximum amount that could be withdrawn in the first year of a recession be limited to half of the BSA’s balance; the state provide a multiyear budget forecast to help better manage the state’s longer term finances; and a Proposition 98 reserve be created, whereby spikes in funding are to be saved for future years to smooth school spending and minimize future cuts.

State-Local Fiscal Relations. The enactment of Proposition 1A in November 2004 (“Proposition 1A of 2004”) and Proposition 22, or the “Local Taxpayer, Public Safety, and Transportation Protection Act of 2010” (“Proposition 22”), in November 2010, significantly changed the fiscal relationship between the State and local governments by severely limiting the State’s access to local funding sources.

Specifically, Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the State’s access to property tax, sales tax and vehicle license fee revenues raised by local governments. Proposition 1A of 2004 also prohibits the State from mandating activities on cities, counties or special districts without providing funding to comply with the mandates. If the State does not provide funding for the activity that has been mandated, the requirement to abide by the mandate is suspended.

In addition, Proposition 22 prohibits the State Legislature, among other things, from taking or reallocating money raised by local governments for local purposes, from making changes in the allocation of property taxes among local governments designed to aid State finances, from using State fuel tax revenues to pay debt service on State transportation bonds, from borrowing or changing the distribution of State fuel tax revenues, and from using vehicle licensing fee revenues to reimburse local governments for State-mandated costs. The inability of the State to borrow or redirect funds from these sources, as it has in recent fiscal years, will reduce the State’s flexibility in reaching budget solutions in the future.

Proposition 30. On November 6, 2012, voters approved “The Schools and Local Public Safety Protection Act of 2012” (also known as “Proposition 30”), which provided temporary increases in personal income tax rates for high-income taxpayers and a temporary increase in the State’s sales tax rate. A portion of the tax increases will be used to pay for the State’s Proposition 98 school funding obligations. See “Proposition 98 and K-14 Funding” herein.

Proposition 30 also constitutionally guarantees that 1.0625 percent of the sales tax rate is dedicated to the cost of the realignment of certain defined public safety services programs from the State to the counties and excludes this amount for purposes of calculating the Proposition 98 Guarantee. For further information regarding the realignment of services to local governments, see “Local Governments — Realigning Services to Local Governments” below.

The LAO projected that Proposition 30 would result in an average annual State revenue gain of $6.0 billion per year from fiscal years 2012-13 through 2016-17, and approximately $5.4 billion in fiscal 2017-18 and $2.2 billion in fiscal year 2018-19. There can be no assurance that a further deterioration in State revenues and/or increases in State expenditures in current or future fiscal years will allow the State to retire these borrowings as projected by the Governor.

The California Clean Energy Jobs Act. On November 6, 2012, voters approved The California Clean Energy Jobs Act (“Proposition 39”), which, among other things, dedicates up to $550 million annually for five years to clean energy projects out of an expected $1 billion annual increase in corporate tax revenue due to the reversal of a provision adopted in 2009 that gave corporations an option as to how to calculate their State income tax liability. However, there can be no assurance that the State will realize the expected increase in corporate tax revenue.

Governor’s Proposed 2016-17 Budget

General. On January 7, 2016, the Governor proposed a State budget for fiscal year 2016-17 (“Governor’s Proposed 2016-17 Budget”). The Governor’s Proposed 2016-17 Budget reflects continued improvement in the State’s finances (resulting in significant part from the enhanced revenues from Proposition 30) and high capital gains revenues. The Governor’s Proposed 2016-17 Budget assumes a modest operating surplus at the end of fiscal year 2016-17, and includes the third deposit into the BSA since 2007.

The Governor’s Proposed 2016-17 Budget includes annual funding increases for public higher education, as well as funding to continue implementation of the federal Affordable Care Act that was enacted on March 23, 2011. See “Other Factors — Health Care Reform” below.

General Fund Budget Summary. A summary of the condition of the State’s General Fund, as projected in the Governor’s Proposed 2016-17 Budget, is set forth below.

Governor’s Proposed 2016-17 Budget

General Fund Condition

(Dollars in Millions)

	Actual 2014-15	Adopted 2015-16	Proposed 2016-17	Percent Change from Adopted 2015-16

Prior-year General Fund balance	$5,356	$3,699	$5,172

Revenues and transfers	111,318	117,537	120,633	2.6%

Expenditures	(112,974)	(116,064)	(122,609)	5.6%

Ending General Fund Balance	$3,699	$5,172	$3,196

Encumbrances	(966)	(966)	(966)

SFEU balance	$2,733	$4,206	$2,230

BSA balance	$1,606	$4,455	$8,011

Total Reserves	$4,339	$8,661	$10,241

LAO Overview of Governor’s Budget. The LAO released its overview of the Governor’s Proposed 2016-17 Budget on January 11, 2016, stating that the General Fund is on “steady footing.” The LAO noted that the administration’s revenue estimates for 2015-16 and 2016-17 are billions of dollars higher than they were in the 2015-16 State Budget Act, resulting in significant increases in Proposition 98 expenses — $4.3 billion over fiscal year 2014-15 through fiscal year 2016-17. After satisfying Proposition 98 and Proposition 2 requirements and funding adjustments to existing programs, the Governor’s plan allocates about $7 billion in discretionary General Fund resources. The LAO further characterized as prudent the Governor’s proposal to increase total reserves (SFEU and BSA) to more than $10 billion as of June 30, 2017.

Future Budgets

The State’s ability to balance its budget going forward may be affected by budget pressures, including particularly potential significant increases in required State contributions to pension funds or other post-employment benefits, increased debt service payments, potential adverse decisions in litigation, and deferred obligations to schools and local governments.

Pending Litigation

There are currently numerous legal proceedings pending against the State, that if determined adversely against the State, could affect the State’s expenditures, and in some cases, its revenues and cash flow. Information regarding some of the more significant litigation pending against the State would ordinarily be included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. See “Additional Information” below for information on how to obtain such official statements.

Bond Ratings

As of February 1, 2016, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, a Standard & Poor’s Financial Services LLC business (“S&P”) and Fitch, Inc. (“Fitch”):

Moody’s	S&P	Fitch

Aa3	AA-	A+

These ratings apply only to the State’s general obligation bonds and are not indicative of the ratings assigned to bonds issued by local governments, such as counties, cities, school districts and other local agencies of the State.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Additional Information

Information regarding the State’s financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at (800) 900-3873 or at www.treasurer.ca.gov.

Periodic reports on revenues and/or expenditures during the fiscal year are issued by the Administration, the State Controller’s Office and the LAO. The Department of Finance issues a monthly bulletin, which reports the most recent revenue receipts as reported by State departments, comparing those receipts to budget projections. The State Controller issues a monthly report on General Fund cash receipts and disbursements. These reports are normally released on the 10th day of every calendar month for the period ended on the last day of the prior month. The Administration also formally updates its budget projections three times during each fiscal year — in January, May and at the time of budget enactment. These bulletins and reports are available on the internet at websites maintained by the agencies and by contacting the agencies at their offices in Sacramento, California. Investors are cautioned that interim financial information is not necessarily indicative of results for a fiscal year.

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656.

Complete text of the Budget Acts may be found at the Electronic Budget website of the Department of Finance (www.ebudget.ca.gov).

None of the information on the above websites is incorporated herein by reference.

Local Governments

General. The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 10 million in Los Angeles County.

Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

To the extent the State is constrained by its obligation to schools under Proposition 98, or other fiscal considerations, the absolute level (or the rate of growth) of State assistance to local governments may be affected. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties and schools.

Many local governments are also facing substantial increases in pension liabilities and health care costs for retirees, as a result of generous retirements benefits granted during prior economic boom times. For more information regarding pension liabilities, see “State and Local Pension and Post-Retirement Liabilities” above. At the same time that local governments are facing rising labor and benefit costs, local governments are limited in their ability to levy and raise property taxes and other forms of taxes, fees or assessments, due to State Constitutional as well as (in some cases) local initiatives. Further, the major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development were adversely impacted by the recent economic recession. As a consequence, local governments may increasingly be forced to cut local services to address budget shortfalls or to take even more drastic actions, such as a bankruptcy filing.

Constitutional and Statutory Limitations on Local Government. The fiscal condition of local governments was changed when Proposition 13, which added Article XIII A to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed. For further information on Proposition 13, see “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Limitation on Property Taxes” above.

Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. See “Constitutional Limitations on Taxes, Other Charges, Appropriations and General Fund Revenues — Limitations on Other Taxes, Fees and Charges” above.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the State Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

Beginning in 2000, and in part caused by the “internet bubble,” the State was faced with increasing financial stress and began to divert local revenue resources, including sales tax, vehicle license fees and redevelopment moneys, to the State coffers. The 2004-05 Budget Act, related legislation and the enactment of Proposition 1A in 2004 and Proposition 22 in 2010 dramatically changed the State-local fiscal relationship.

Proposition 1A of 2004 amended the State Constitution to, among other things, reduce the State Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. Proposition 22 supersedes Proposition 1A of 2004 and completely prohibits any future borrowing by the State from local government funds, and generally prohibits the State Legislature from making changes in local government funding sources. For further discussion regarding Proposition 22 and Proposition 1A of 2004, see “The State Budget — Constraints on the Budget Process — State-Local Fiscal Relations” above.

Realigning Services to Local Governments. Commencing with the 2011-12 Budget Act, the State implemented a realignment plan to shift certain State program costs to counties and provided a comparable amount of funds to support these new county commitments. Under the realignment plan, a total of $6.3 billion in fiscal year 2011-12 was, and ongoing funds for such programs thereafter are required to be, provided to counties for court security, corrections and public safety, mental health services, substance abuse treatment, child welfare programs, adult protective services, and CalWORKS. Consequently, local governments, particularly counties, have borne an increased part of the financial burden of providing program services, including the risks of cost overruns, revenue declines and insufficient revenue growth. The State reported in November 2015 that, during fiscal year 2015-16, it expected to transfer approximately $6.7 billion in sales tax revenues and $579 million in vehicle license fee revenue to local governments under the realignment plan.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State. For example, assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity.

California Long-Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the General Fund or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Further, lease obligations may represent executory contracts which could be rejected in a bankruptcy proceeding under Chapter 9 of the United States Bankruptcy Code. In recent bankruptcy proceedings involving the City of Stockton, the confirmed plan of adjustment included the discharge of lease obligations at significant discounts from their face value. Although the Federal bankruptcy judge stated that the obligations to CalPERS could be adjusted in federal bankruptcy proceedings, the plan of adjustment was confirmed without reducing such obligations to CalPERS. The plan became effective February 25, 2015.

Tax Increment and the Dissolution of Redevelopment Agencies. Until 2011, local redevelopment agencies throughout the State issued “tax allocation” bonds or similar obligations secured by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. Throughout the years, redevelopment agencies issued billions of dollars of tax allocation bonds. In addition, the State has regularly borrowed or appropriated redevelopment tax increments to address its budget shortfalls.

In late-December 2011, the State Supreme Court upheld the validity of legislation, enacted earlier in 2011, that would eliminate redevelopment agencies (as well as the issuance of tax allocation bonds) in the State. On February 1, 2012, all redevelopment agencies in California were dissolved and the process of unwinding their financial affairs began.

The legislation dissolving redevelopment agencies preserved the pledge of tax increment revenues to the payment of tax allocation bonds or tax allocation supported obligations. In addition, the passage of “clean-up” legislation has clarified many outstanding issues relating to the implementation of the legislation, and in particular the mechanics of assuring the payment of outstanding tax allocation obligations. Consequently, tax allocation bonds and other obligations continue to be paid in accordance with their terms, although some of these bonds continue to experience financial stress due to the decline in tax increment revenues as a result of the continuing mortgage crisis. In addition, the clean-up legislation has enabled many jurisdictions to refinance outstanding tax increment bonds.

Many jurisdictions (largely cities) with redevelopment agencies subsidized their general fund operations through the use of tax increment revenues. Consequently, the dissolution of redevelopment agencies and the reallocation of tax increment revenue to other taxing entities has resulted in additional fiscal stress for many of these local jurisdictions. Over time, the elimination of redevelopment agencies and the redirection of tax increment revenues to local taxing entities may provide some relief to the State as well as the local taxing entities.

Statutory Lien Securing General Obligation Bonds. Certain local government agencies, particularly school districts, issue general obligation bonds secured by ad valorem property taxes. California Senate Bill 222 (2015) (“SB 222”) added provisions to the California Education Code and the California Government Code to provide that general obligation bonds issued and sold by local government agencies in California will be secured by a statutory lien on the ad valorem property taxes levied and collected to pay the principal and interest on such general obligation bonds. A statutory lien provides bondholders with a security interest in ad valorem property taxes that should survive a bankruptcy of the local agency. SB 222 took effect on January 1, 2016 and it is unclear whether SB222 would apply to bonds issued prior to the effective date.

Other Considerations. The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals. See “Obligations of State Agencies” and “Obligations of Other Issuers — Other Issuers of California Debt Obligations” above.

Other Factors

Earthquake Risk. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Health Care Reform. In April 2015, the State indicated in disclosure in an official statement that the federal Affordable Care Act (the “ACA”) had resulted in a significant net increase of General Fund program costs in fiscal year 2013-14 and beyond. The net impact of the ACA on the General Fund will depend on a variety of factors, including levels of individual and employer participation, changes in insurance premiums, and expected savings from the reform as beneficiaries in current State-only programs receive coverage through Medi-Cal or the California Health Benefit Exchange also known as Covered California. The 2013-14 State Budget implemented the ACA’s optional expansion to include adults up to 138 percent of the federal poverty level. The Governor estimated in January 2015 that approximately $573.3 million from the General Fund would be required to cover the costs of expanded eligibility under the ACA. Under the ACA, the federal government has promised initially to pay for 100 percent of the cost of benefits for newly eligible individuals served under this optional expansion; federal funding will gradually decrease to 90 percent by 2020. Other costs will be shared 50-50, with the State’s estimated share of these other costs being approximately $2.9 billion ($1.4 billion from the General Fund) for fiscal year 2015-16. While not providing an update of the expected costs of implementing the ACA, the Governor indicated in his proposed 2016-17 State budget that there have been numerous recent federal actions in the health and human services area that have increased State costs or created substantial fiscal uncertainty, citing potential increased annual General Fund costs of nearly $2.0 billion. The Governor further noted that his administration would work with its federal partners to relieve the fiscal impact to the State from such federal actions.

APPENDIX C

ECONOMIC AND OTHER FINANCIAL CONDITIONS IN NEW YORK

The following information is a brief summary of factors affecting the economy of New York City (the “City” or “New York City”) or New York State (the “State”, “New York” or “NYS”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon the most recent publicly available offering statements relating to debt offerings of state and local issuers and other financial and demographic information, and it does not reflect recent developments since the dates of such offering statements and other information. The Fund has not independently verified this information.

The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York municipal bonds in which the Fund invests.

New York City

General. The City, with an estimated population of approximately 8,500,000, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, insurance, information, publishing, fashion design, retailing, education and health care industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination.Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2015 fiscal years, the City’s General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles (“GAAP”), after discretionary and other transfers and except for the application of Statement No. 49 of the Governmental Accounting Standards Board (“GASB 49”), as described below. City fiscal years end on June 30 and are referred to by the calendar year in which they end. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by New York State (the “State”) law without proposed tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

As required by the New York State Financial Emergency Act For The City of New York (the “Financial Emergency Act” or the “Act”) and the New York City Charter (the “City Charter”), the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City’s capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s current financial plan projects budget balance in the 2016 and 2017 fiscal years in accordance with GAAP except for the application of GASB 49. In 2010, the Financial Emergency Act was amended to waive the budgetary impact of GASB 49 by enabling the City to continue to finance with bond proceeds certain pollution remediation costs. The City’s current financial plan projects budget gaps for the 2018 through 2020 fiscal years. A pattern of current year balance and projected future year budget gaps has been consistent through the entire period since 1982, during which the City has achieved an excess of revenues over expenditures, before discretionary transfers, for each fiscal year. The City is required to submit its financial plans to the New York State Financial Control Board (the “Control Board”).

For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets for future State fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the City has made various assumptions with respect to federal aid. Future federal actions or inactions could have adverse effects on the City’s cash flow or revenues.

The Mayor is responsible for preparing the City’s financial plan which relates to the City and certain entities that receive funds from the City. The financial plan is modified quarterly. The City’s projections set forth in the financial plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the international, national, regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State legislation and policies affecting the City and the cost of pension structures and healthcare.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans.

City’s Financing Program. Implementation of the financial plan is dependent on the City’s ability to market successfully its bonds and notes, including revenue and tax anticipation notes that it may issue under certain circumstances to finance seasonal working capital requirements. Implementation of the financial plan is also dependent upon the ability to market the securities of other financing entities including the New York City Municipal Water Finance Authority (the “Water Authority”) and the New York City Transitional Finance Authority (“TFA”). The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments in the financial markets generally, as well as future developments concerning the City, and public discussion of such developments, may affect the market for outstanding City general obligation bonds and notes.

City Financial Plan. On June 26, 2015, the City submitted to the Control Board the financial plan (the “June Financial Plan”) for the 2016 through 2019 fiscal years, which was consistent with the City’s capital and expense budgets as adopted for the 2016 fiscal year. On November 12, 2015, the City submitted to the Control Board a modification to the June Financial Plan (the “November Financial Plan”). On January 21, 2016, the Mayor released his preliminary budget for the 2017 fiscal year and the City submitted to the Control Board a modification to the financial plan for the 2016 through 2020 fiscal years (as so modified, the “Financial Plan”).

The Financial Plan projects revenues and expenses for the 2016 and 2017 fiscal years balanced in accordance with GAAP, except for the application of GASB 49, and projects gaps of approximately $2.28 billion, $2.94 billion and $2.74 billion in fiscal years 2018 through 2020, respectively. The June Financial Plan had projected revenues and expenses for the 2016 fiscal year balanced in accordance with GAAP, except for the application of GASB 49, and had projected gaps of approximately $1.47 billion, $1.91 billion and $2.85 billion in fiscal years 2017 through 2019, respectively.

The Financial Plan reflects, since the June Financial Plan, increases in projected net revenues of $1.29 billion, $770 million, $1.06 billion and $1.51 billion in fiscal years 2016 through 2019, respectively. Changes in projected revenues include: (i) increases in real property tax revenues of $172 million, $386 million, $655 million and $925 million in fiscal years 2016 through 2019, respectively; (ii) increases in personal income tax revenues of $439 million, $457 million, $550 million and $668 million in fiscal years 2016 through 2019, respectively; (iii) decreases in business tax revenues of $156 million, $137 million, $130 million and $190 million in fiscal years 2016 through 2019, respectively; (iv) increases in sales tax revenues of $44 million, $31 million, $44 million and $96 million in fiscal years 2016 through 2019, respectively; (v) increases in real property transfer and mortgage recording tax revenues of $264 million, $84 million, $37 million and $54 million in fiscal years 2016 through 2019, respectively; (vi) an increase in State School Tax Relief Program (the “STAR Program”) revenues of $47 million in fiscal year 2016; (vii) an increase in hotel tax revenue of $9 million in fiscal year 2016 and decreases in hotel tax revenue of $2 million in each of fiscal years 2017 through 2019; (viii) increases in other tax revenues of $33 million, $26 million, $25 million and $23 million in fiscal years 2016 through 2019, respectively; (ix) increases in tax audit revenues of $284 million in fiscal year 2016 and $3 million in each of fiscal years 2017 through 2019; (x) decreases in revenues from the sale of taxi medallions of $107 million, $150 million and $110 million in fiscal years 2017 through 2019, respectively; and (xi) increases in other revenues of $150 million, $29 million, $29 million and $44 million in fiscal years 2016 through 2019, respectively, with the increase in fiscal year 2016 primarily from a deferred prosecution settlement with Credit Agricole and an increase in tobacco settlement revenues from the settlement of a dispute with certain cigarette manufacturers.

The Financial Plan also reflects, since the June Financial Plan, a decrease in projected net expenditures of $1 billion in fiscal year 2016 and increases in projected net expenditures of $1.60 billion, $1.43 billion and $1.60 billion in fiscal years 2017 through 2019, respectively. Changes in projected expenditures include: (i) net increases in agency expenses of $839 million, $770 million, $824 million and $904 million in fiscal years 2016 through 2019, respectively; (ii) increased labor costs of $5 million, $34 million and $85 million in fiscal years 2017 through 2019, respectively, as a result of the phase-in of a $15 minimum wage for City workers by 2018; (iii) increases in pension contributions of $588 million, $681 million, $784 million and $866 million in fiscal years 2016 through 2019, respectively, primarily as a result of adoption by the City’s Chief Actuary of updated mortality assumptions; (iv) decreases in debt service of $32 million and $86 million in fiscal years 2016 and 2017, respectively, primarily as a result of lower interest rates and debt refinancing, and increases in debt service of $26 million and $1 million in fiscal years 2018 and 2019; (v) a decrease in the general reserve of $700 million in fiscal year 2016; (vi) a decrease in the capital stabilization reserve of $500 million in fiscal year 2016 and an increase in the capital stabilization reserve of $500 million in fiscal year 2017; and (vii) a decrease of $400 million in fiscal year 2016 reflecting a re-estimate of prior years’ expenses and receivables.

In addition, the Financial Plan sets forth a citywide savings program to maintain budget balance in fiscal year 2016, to achieve budget balance in fiscal year 2017 and to reduce previously projected gaps in fiscal years 2018 and 2019. The savings reflect reduced agency expenditures totaling $804 million, $270 million, $235 million and $261 million in fiscal years 2016 through 2019, respectively.

The Financial Plan reflects, since the June Financial Plan, provision for $2.30 billion for the prepayment in fiscal year 2016 of fiscal year 2017 expenses and an expenditure reduction of $2.30 billion in fiscal year 2017.

The Financial Plan also reflects funding to cover the cost of the collective bargaining patterns established in the agreements between the City and the United Federation of Teachers (“UFT”), District Council 37 of AFSME (“DC37”) and the Uniformed Superior Officers Coalition (“USOC”), respectively. The City has reached agreements with 95% of its workforce.

The Financial Plan assumes that all of the City’s costs relating to emergency services and the repair of damaged infrastructure as a result of Superstorm Sandy (“Sandy”) will ultimately be paid from non-City sources, primarily the federal government. The current estimate of such costs to the City, the New York City Health and Hospitals Corporation (“HHC”) and the New York City Housing Authority (“NYCHA”) is approximately $9.9 billion. Of such amount, approximately $2.2 billion represents expense funding for emergency response, debris removal and emergency protective measures, and approximately $7.7 billion represents capital funding of long-term permanent work to repair damaged infrastructure and to make hazard mitigation investments. No assurance can be given that the City will be reimbursed for all of its costs or that such reimbursements will be received within the time periods assumed in the Financial Plan. In addition, the City may incur costs relating to flood insurance that are not reflected in the Financial Plan, which could offset some reimbursements.

The Governor’s Executive Budget, released on January 13, 2016, contains proposals which would, if enacted, have a total cost to the City of approximately $71.0 million, $1.28 billion, $1.29 billion, $1.37 billion and $1.33 billion in fiscal years 2016 through 2020, respectively, primarily by shifting certain costs from the State to the City and by reducing the payment of certain sales tax revenues to the City. The proposal would shift responsibility for 30% of the operating cost of senior colleges of the City University of New York (“CUNY”) from the State to the City. Based on current operating costs, this would be $485 million in fiscal year 2017, but could grow in future years as operating costs increase. Additionally, the Governor’s Executive Budget also proposed to shift to the City a portion of Medicaid expenses previously funded by the State. The enactment of such a proposal would increase City-funded Medicaid expenses by an estimated $299 million, $504 million, $617 million and $734 million in fiscal years 2017 through 2020, respectively. In addition, the Governor’s Executive Budget proposed the payment to the State of a total of $600 million of sales tax revenues in fiscal years 2016 through 2019 that would otherwise be payable to the City, in order to provide the State with the benefit of savings from the refinancing of debt in October, 2014 by the Sales Tax Asset Receivable Corporation. Such payments would be $50 million in fiscal year 2016, $200 million in each of fiscal years 2017 and 2018 and $150 million in fiscal year 2019. The impact of such proposals is not reflected in the Financial Plan. Subsequent to the release of the Governor’s Executive Budget, the Governor stated that, through a collaborative process to achieve cost savings and efficiencies, the Medicaid and CUNY proposals will not have a financial impact on the City. The Governor’s Executive Budget is subject to enactment by the State Legislature.

On February 4, 2016, the Mayor announced a plan to build the Brooklyn-Queens Connector, a street car line which would run along the East River waterfront between Astoria, Queens and Sunset Park, Brooklyn. Construction is not expected to begin prior to 2019. The direct costs of the project, which are estimated to be $2.5 billion, are not reflected in the Financial Plan or the Ten Year Capital Strategy. The City expects to pay for such costs by capturing a portion of projected increases in revenues resulting from improvement of property values of existing and new development along the route.

From time to time, the City Comptroller, the Control Board staff, the Office of the State Deputy Comptroller for the City of New York (“OSDC”), the Independent Budget Office (“IBO”) and others issue reports and make public statements regarding the City’s financial condition, commenting on, among other matters, the City’s financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment. For information on reports issued on the November Financial Plan and to be issued on the Financial Plan by the City Comptroller and others reviewing, commenting on and identifying various risks therein, see “Certain Reports” herein.

Job Growth. The City is a leading center for the banking and securities industry, life insurance, communications, fashion design, health care, education, hospitality and retail fields. Over the past two decades the City has experienced a number of business cycles. From 1992 to 2000, the City added 453,900 private sector jobs (growth of 17%). From 2000 to 2003, the City lost 174,700 private sector jobs (decline of 6%). From 2003 to 2008, the City added 255,700 private sector jobs (growth of 9%). From 2008 to 2009, the City lost 103,400 private sector jobs (decline of 3%). From 2009 to 2014, the City added 430,800 private sector jobs (growth of 14%). All such changes are based on average annual employment levels through and including the years referenced.

As of December 2015, total employment in the City was 4,297,200 compared to 4,210,100 in December 2014, an increase of 2.31% based on data provided by the New York State Department of Labor, which is not seasonally adjusted.

Assumptions. The Financial Plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed; realization of projected earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions are reviewed in reports issued by the City Comptroller and other public officials. See “Certain Reports” herein.

The projections and assumptions contained in the Financial Plan are subject to revision, which may be substantial. No assurance can be given that these estimates and projections, which include actions the City expects will be taken but are not within the City’s control, will be realized.

Real Estate Tax. Projections of real estate tax revenues are based on a number of assumptions, including, among others, assumptions relating to the tax rate, the assessed valuation of the City’s taxable real estate, the delinquency rate, debt service needs, a reserve for uncollectible taxes and the operating limit.

Projections of real estate tax revenues include net revenues from the sale of real property tax liens of $80 million in each of fiscal years 2016 through 2020. The authorization to sell such real estate tax liens has been extended through December 31, 2016. Projections of real estate tax revenues include the effects of the STAR Program which will reduce the real estate tax revenues by an estimated $205 million in fiscal year 2016.

Projections of real estate tax revenues reflect the estimated cost of extending the current tax reduction for owners of cooperative and condominium apartments amounting to $437 million, $455 million, $473 million, $491 million and $508 million in fiscal years 2016 through 2020, respectively.

The delinquency rate was 2.2% in fiscal year 2011, 1.7% in fiscal year 2012, 1.5% in fiscal year 2013, 1.4% in fiscal year 2014 and 1.6% in fiscal year 2015. The Financial Plan projects delinquency rates of 1.9% in 2016, 1.8% in 2017 and 2.0% in fiscal years 2018 through 2020, respectively.

Other Taxes. The Financial Plan reflects the following assumptions regarding projected baseline revenues from Other Taxes: (i) with respect to the personal income tax, moderate growth in fiscal year 2016 reflecting strong employment growth and wage gains as well as non-wage income remaining at high levels, nearly flat growth in fiscal year 2017 reflecting continued employment and wage growth offset by a decline in non-wage income and growth in fiscal years 2018 through 2020 reflecting steady economic growth; (ii) with respect to the general corporation tax and banking corporation tax, an overall increase in general corporation tax collections and a corresponding decrease in banking corporation tax collections due to major changes in State law which merged the general corporation tax with the banking corporation tax effective beginning in tax year 2015, resulting in nearly all banking corporation tax payments beginning with fiscal year 2016 being reported as general corporation tax payments, a decline in growth for fiscal year 2016 reflecting levels of corporate profits and lower levels of Wall Street profitability and increased government regulations and growth in fiscal years 2017 through 2020 reflecting moderate levels of Wall Street profitability and steady economic growth; (iii) with respect to the unincorporated business tax, steady growth from fiscal years 2016 through 2020 reflecting steady economic growth; (iv) with respect to the sales tax, moderate growth in fiscal years 2016 through 2020 reflecting healthy levels of tourist consumption as well as steady economic growth; (v) with respect to real property transfer tax, decline in 2016, as the volume of large commercial transactions declines from the high levels of fiscal year 2015, and growth from fiscal years 2017 through 2020, as the local economy stabilizes; (vi) with respect to mortgage recording tax, decline in 2016, as the volume of large commercial transactions drops from the high levels seen in 2015, and growth from fiscal years 2017 through 2020 as the local economy stabilizes and the interest rates begin to rise; and (vii) with respect to the commercial rent tax, continuing growth through 2020, as the local office market improves with employment gains.

Intergovernmental Aid. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets for future State fiscal years will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the City has made various assumptions with respect to federal aid. Future federal actions or inactions could have adverse effects on the City’s cash flow or revenues.

Federal and State Categorical Grants. The Financial Plan assumes that all existing federal and State categorical grant programs will continue, unless specific legislation provides for their termination or adjustment, and assumes increases in aid where increased costs are projected for existing grant programs.

As of November 30, 2015, approximately 14.5% of the City’s full-time and full-time equivalent employees (consisting of employees of the mayoral agencies and the Department of Education (“DOE”)) were paid by Community Development funds, water and sewer funds and from other sources not funded by unrestricted revenues of the City.

A major component of federal categorical aid to the City is the Community Development program. Pursuant to federal legislation, Community Development grants are provided to cities primarily to aid low and moderate income persons by improving housing facilities, parks and other improvements, by providing certain social programs and by promoting economic development. These grants are based on a formula that takes into consideration such factors as population, age of housing and poverty.

The City’s receipt of categorical aid is contingent upon the satisfaction of certain statutory conditions and is subject to subsequent audits, possible disallowances and possible prior claims by the State or federal governments. The general practice of the State and federal governments has been to deduct the amount of any disallowances against the current year’s payment, although in some cases the City remits payment for disallowed amounts to the grantor. Substantial disallowances of aid claims may be asserted during the course of the Financial Plan. The City estimates probable amounts of disallowances of recognized grant revenues and makes the appropriate adjustments to recognized grant revenue for each fiscal year. The amounts of such downward adjustments to revenue for disallowances attributable to prior years increased from $124 million in the 1977 fiscal year to $542 million in the 2006 fiscal year. The amount of such disallowance was $103 million and $114 million in fiscal years 2007 and 2008, respectively. There were no adjustments for estimated disallowances in fiscal years 2009 and 2010. In fiscal year 2011 the downward adjustment for disallowances was $113 million and in fiscal year 2012 an upward adjustment of $166 million was made, reflecting a reduced estimate of disallowances attributable to prior years as of June 30, 2012. In fiscal years 2013, 2014 and 2015 downward adjustments of $59 million, $18 million and $110 million, respectively, were made. As of June 30, 2015, the City had an accumulated reserve of $1.116 billion for all disallowances of categorical aid.

Personal Service Costs and Other Post-Employment Benefits. The Financial Plan projects that the authorized number of City-funded full-time and full-time equivalent employees will decrease from an estimated level of 271,927 as of June 30, 2016 to an estimated level of 271,847 by June 30, 2020.

Other Fringe Benefits includes $2.197 billion. $2.346 billion, $2.557 billion, $2.719 billion and $2.889 billion in fiscal years 2016 through 2020, respectively, for OPEB expenditures for current retirees, which costs are currently paid by the City on a pay-as-you-go basis.

The City has now reached agreements with 95% of its workforce. The Financial Plan reflects funding to cover the cost of the pattern increases as applied to the remaining unsettled unions based on patterns established in the agreements between the City and the United Federation of Teachers, District Council 37, and the Uniformed Superior Officers Coalition, respectively. For the period beyond the current round of bargaining, the reserve contains funding for wage increases assumed to be 1% per year following the expiration of the 2010-2017 round of collective bargaining.

The amounts in the Financial Plan reflect the offsets from health insurance savings of $700 million in FY2016, $1.0 billion in FY2017, and $1.3 billion in FY2018 which continues in the baseline thereafter. These savings are guaranteed by a collective bargaining agreement between the City and the Municipal Labor Committee. The City has the right to enforce the agreement through a binding arbitration process. If total health insurance savings through FY2018 are greater than $3.4 billion, the first $365 million of such additional savings is payable to union members as a one-time bonus or may be used for other purposes subject to negotiation. Any additional savings beyond such $365 million is to be divided equally between the City and the unions.

Other Than Personal Services Costs (“OTPS”). The Financial Plan contains estimates of the City’s administrative OTPS expenditures for general supplies and materials, equipment and selected contractual services, and the impact of agency gap-closing actions relating to such expenditures in the 2016 and 2017 fiscal years. Thereafter, to account for inflation, administrative OTPS expenditures are projected to rise by 2.5% annually in fiscal years 2018 through 2020. Energy costs for each of the 2016 through 2020 fiscal years are assumed to vary annually, with total energy expenditures projected at $896 million in fiscal year 2016 and increasing to $1.1 billion by fiscal year 2020.

Public Assistance. The number of persons receiving benefits under cash assistance programs is projected to average 368,869 in fiscal year 2016 and 370,666 in each of fiscal years 2017 through 2020. Of total cash assistance expenditures in the City, the City-funded portion is projected to be $650 million, $664 million, $669 million, $675 million and $680 million in fiscal years 2016 through 2020, respectively.

Medical Assistance. Medical assistance payments projected in the Financial Plan consist of payments to voluntary hospitals, skilled nursing facilities, intermediate care facilities, home care providers, pharmacies, managed care organizations, physicians and other medical practitioners. The City-funded portion of medical assistance payments is estimated at $6.0 billion for the 2016 fiscal year.

The City-funded portion of medical assistance payments is expected to be $6.118 billion in each of fiscal years 2017 through 2020. Such payments include the City’s capped share of local Medicaid expenditures as well as Supplemental Medicaid payments to HHC.

Health and Hospitals Corporation. HHC operates under its own section of the Financial Plan as a Covered Organization. The HHC financial plan, which was released in August 2015, projects City-funded expenditures of $252 million in fiscal year 2016 increasing to $340 million in fiscal year 2019. City-funded expenditures include City subsidy, intra-City payments and grants. HHC is expected to release a revised HHC financial plan covering fiscal years 2016 through 2020 in the spring of 2016.

On an accrual basis, HHC’s total receipts before implementation of the HHC gap-closing program are projected to be $8.7 billion, $8.6 billion, $8.8 billion and $8.5 billion in fiscal years 2016 through 2019, respectively. Total disbursements before implementation of the HHC gap-closing program are projected to be $9.7 billion in fiscal year 2016 increasing to $10.3 billion in fiscal year 2019. Significant changes have been and may continue to be made in Medicaid, Medicare and other third-party payor programs, which could have adverse impacts on HHC’s financial condition.

Other. The projections set forth in the Financial Plan for OTPS-Other include the City’s contributions to the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, “New York City Transit” or “NYCT” of “Transit Authority”), the Housing Authority, the City University of New York and subsidies to libraries and various cultural institutions. They also include projections for the cost of future judgments and claims which are discussed below under “Judgments and Claims.” In the past, the City has provided additional assistance to certain Covered Organizations which had exhausted their financial resources prior to the end of the fiscal year. No assurance can be given that similar additional assistance will not be required in the future.

New York City Transit. NYCT operates under its own section of the Financial Plan as a Covered Organization. The financial plan for NYCT covering its 2015 through 2019 fiscal years was prepared in November 2015. The NYCT fiscal year coincides with the calendar year. The NYCT financial plan projects City assistance to the NYCT operating budget of $344.3 million in 2015 increasing to $398.1 million in 2019, in addition to real estate transfer tax revenue dedicated for NYCT use of $1.0 billion in 2015 decreasing to $867.8 million in 2019.

The NYCT financial plan includes additional revenues from a fare increase in 2015, the impact of labor settlements, updated inflation assumptions and organizational changes that involve consolidating information technology across MTA agencies. After reflecting such revenues and changes, the NYCT financial plan projects $10.0 billion in revenues and $12.9 billion in expenses for 2015, leaving a budget gap of $2.9 billion. After accounting for accrual adjustments and cash carried over from 2014, NYCT projects operating budget surpluses of $465.6 million, $426.2 million and $205.4 million in 2015 through 2017, respectively. The NYCT financial plan projects operating budget gaps of $282.2 million in 2018 and $816.9 million in 2019.

In 2009, a Payroll Mobility Tax (“PMT”) was enacted into State law to provide $0.34 for every $100 of payroll in the Metropolitan Transportation Authority (“MTA”)’s twelve county service area. The PMT is currently expected to raise revenues for the MTA in the amount of $883.4 million in 2015, growing to $992.2 million in 2019.

The MTA Board approved the 2010-2014 Capital Program in April 2010 and the State Capital Program Review Board (“CPRB”) approved the first two years of it on June 2, 2010 because the MTA had identified funding for only the first two years of the program. The CPRB vetoed the last three years of the program without prejudice to permit the MTA additional time to resolve the funding issues. The MTA Board approved the amended 2010-2014 Capital Program in December 2011 and the CPRB approved it on March 27, 2012. The plan includes $22.2 billion for all MTA agencies, including $11.6 billion to be invested in the NYCT core system, $1.9 billion for NYCT network expansion, and $200 million for security. Due to damages caused by Hurricane Sandy on October 29, 2012, the MTA Board approved a revised 2010-2014 Capital Program in December 2012, that includes $4.0 billion in additional capital funds, of which $3.4 billion is for the NYCT. On August 27, 2013 the CPRB approved an amendment to the 2010-2014 Capital Program which added $5.7 billion for mitigation projects, of which $5.0 billion is for the NYCT. This amendment increased the total amount of the 2010-2014 Capital Program to $31.9 billion. On September 3, 2014, the CPRB approved another amendment to the 2010-2014 Capital Program which reallocated funding among MTA agencies. This amendment decreased Sandy mitigation funding for NYCT by $223.6 million, while the overall program amount remains unchanged. The 2010-2014 Capital Program follows the 2005-2009 Capital Program, which provided approximately $17.1 billion for NYCT.

In September 2014, the MTA proposed the 2015-2019 Capital Program. The proposed plan includes $29.0 billion for all MTA agencies, including $17.1 billion to be invested in the NYCT core system, and $1.6 billion for NYCT network expansion. On October 2, 2014, the CPRB vetoed the proposed program without prejudice to permit additional time to resolve issues related to fully funding the program. On October 28, 2015, the MTA Board voted on and approved a revised 2015-2019 Capital Program. The revised plan includes $26.1 billion for all MTA agencies, including $15.8 billion to be invested in the NYCT core system and $583 million for NYCT network expansion. The State has agreed to contribute $8.3 billion, which has not yet been reflected in the State’s capital plan. The City has agreed to increase its capital commitment from $657 million to $2.5 billion, which has not yet been reflected in the City’s capital plan. The revised 2015-2019 Capital Program has not yet been submitted to the CPRB, and there can be no assurance that the CPRB will approve the revised 2015-2019 Capital Program.

Department of Education. State law requires the City to provide City funds for the DOE each year in an amount not less than the amount appropriated for the preceding fiscal year, excluding amounts for debt service and pensions for the DOE. Such City funding must be maintained, unless total City funds for the fiscal year are estimated to be lower than in the preceding fiscal year, in which case the mandated City funding for the DOE may be reduced by an amount up to the percentage reduction in total City funds.

Judgments and Claims. In the fiscal year ended on June 30, 2015, the City expended $679.6 million for judgments and claims. The Financial Plan includes provisions for judgments and claims of, $694.9 million, $746.4 million, $781.6 million, $816.8 million and $855 million for the 2016 through 2020 fiscal years, respectively. These projections incorporate a substantial amount of claims costs attributed to HHC, estimated to be $140 million in each year of the Financial Plan, for which HHC typically reimburses the City. In fiscal year 2016, however, the City is providing $140 million in fiscal relief to HHC by not seeking such reimbursement. The City expects to receive $140 million in reimbursements in each of fiscal years 2017 through 2020. The City is a party to numerous lawsuits and is the subject of numerous claims and investigations. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2015 amounted to approximately $6.8 billion. This estimate was made by categorizing the various claims and applying a statistical model, based primarily on actual settlements by type of claim during the preceding ten fiscal years, and by supplementing the estimated liability with information supplied by the City’s Corporation Counsel.

In addition to the above claims, numerous real estate tax certiorari proceedings involving allegations of inequality of assessment, illegality and overvaluation are currently pending against the City. The City’s Financial Statements for the fiscal year ended June 30, 2015 include an estimate that the City’s liability in the certiorari proceedings, as of June 30, 2015, could amount to approximately $938 million. Provision has been made in the Financial Plan for estimated refunds of $275 million in fiscal year 2016 and $400 million in fiscal years 2017 through 2020.

Certain Reports. Set forth below are the summaries of the most recent reports of the City Comptroller, OSDC and the staff of the Control Board. These summaries do not purport to be comprehensive or definitive.

On February 10, 2016, the City Comptroller presented an analysis of the Financial Plan. The analysis identified net additional revenues for fiscal years 2016 through 2018, and lower net revenues in fiscal years 2019 and 2020, which when added to the results projected in the Financial Plan, would result in a surplus of $599 million in fiscal year 2016 and gaps of $200 million, $2.7 billion, $3.8 billion and $3.8 billion in fiscal years 2017 through 2020, respectively. The differences from the Financial Plan projections result in part from the City Comptroller’s net expenditure projections, which are lower by $124 million in fiscal year 2016 and higher by $699 million, $689 million, $713 million and $737 million in fiscal years 2017 through 2020, respectively, as a result of: (i) increased overtime expenditures of $136 million in fiscal year 2016, $221 million in fiscal year 2017 and $200 million in each of fiscal years 2018 through 2020; (ii) uncertainty of federal Medicaid reimbursement of $80 million in each of fiscal years 2016 through 2020; (iii) an increase in universal pre-kindergarten funding of $21 million in each of fiscal years 2017 through 2020; (iv) an increase of $20 million in public assistance in each of fiscal years 2017 through 2020; (v) an increase in funding for adult shelters of $100 million in each of fiscal years 2017 through 2020; (vi) increased funding to support HHC of $345 million, $338 million, $344 million and $368 million in fiscal years 2017 through 2020, respectively; (vi) decreased debt service relating to variable rate debt of $40 million in fiscal year 2016, $88 million in fiscal year 2017, $70 million in fiscal year 2018 and $52 million in each of fiscal years 2019 and 2020, assuming that interest rates remain at their current historically low levels; and (vii) the assumption that the $300 million fiscal year 2016 general reserve in the Financial Plan will not be needed for budget balance. The differences from the Financial Plan also result from the analysis of revenue projections. The analysis forecasts that (i) property taxes will be higher by $74 million, $79 million, $60 million and $213 million in fiscal years 2017 through 2020, respectively; (ii) personal income taxes will be higher by $42 million, $197 million, $218 million and $147 million in fiscal years 2016 through 2019, respectively, and lower by $58 million in fiscal year 2020; (iii) business tax revenues will be higher by $37 million and $3 million in fiscal years 2016 and 2017, respectively, and lower by $44 million, $77 million and $58 million in fiscal years 2018 through 2020, respectively; (iv) sales tax revenues will be higher by $44 million, $70 million, $88 million, $100 million and $88 million in fiscal years 2016 through 2020, respectively; (v) real-estate related tax revenues will be higher by $333 million and $101 million in fiscal years 2016 and 2017, respectively, and lower by $12 million, $183 million and $136 million in fiscal years 2018 through 2020, respectively, due to anticipated higher interest rates and a stronger U.S. dollar cooling the commercial and residential real estate market; (vi) traffic camera fines will be higher by $19 million, $54 million and $30 million in fiscal years 2016 through 2018, respectively, and $27 million in each of fiscal years 2019 and 2020; and (vii) projected taxi medallion sales revenue of $107 million, $257 million and $367 million in fiscal years 2018 through 2020, respectively, in the Financial Plan is unlikely to occur given the current turbulence in the taxi industry.

The City Comptroller expects to issue a report in early March, 2016, which will further comment on the Financial Plan.

In December, 2015, the OSDC released a report on the November Financial Plan. The report states that the November Financial Plan projects a surplus of $135 million for fiscal year 2016 and manageable out-year budget gaps and notes that the City has increased its reserves, which could cushion the impact of an adverse budgetary development. Tax collections are projected to increase by $3.3 billion over the amount projected at the beginning of the year, to a record $51.9 billion, in part due to strong job growth in the tourism industry, real estate market, and in higher-paying sectors such as businesses services, finance, and technology. Although the City has reached labor agreements with approximately 85 percent of its workforce, an agreement with the police officers’ union remains outstanding. The report notes that despite the positive revenue forecasts, the City remains guarded against a potential economic setback and has replenished its reserves to address such risk. The report further notes that the City may have to provide additional funding to the HHC.

The OSDC report quantifies certain risks and offsets to the November Financial Plan. The report projects increased tax revenues of $620 million in fiscal year 2016 and $450 million in each of fiscal years 2017 through 2019 and decreased debt service costs of $150 million in fiscal year 2016. The risks to the November Financial Plan identified in the report include: (i) decreased Medicaid reimbursement for services provided by DOE to students with special needs of $70 million in each of fiscal years 2016 through 2019; (ii) increased uniformed services overtime costs of $150 million in each of fiscal years 2016 through 2019; and (iii) increased HHC contributions of $312 million in fiscal year 2016. The result is net additional resources of $330 million in fiscal year 2016 and $230 million in each of fiscal years 2017 through 2019. When combined with the results in the November Financial Plan, the report estimates a budget surplus of $330 million in fiscal year 2016 and budget gaps of $1.0 billion, $1.7 billion and $2.7 billion in fiscal years 2017 through 2019, respectively. The OSDC report also states that the November Financial Plan includes a general reserve of $1 billion in each of fiscal years 2016 through 2019. In addition, the Capital Stabilization Reserve has a balance of $500 million in fiscal year 2016 and the Retiree Health Benefits Trust has a balance of $3.4 billion, which could be used to close projected budget gaps, if needed.

The staff of the OSDC expects to release a report on the Financial Plan in early March, 2016.

On December 11, 2015, the staff of the Control Board issued a report reviewing the November Financial Plan. The report projects a surplus of $135 million in fiscal year 2016 and notes that city-funded revenues increased by $304 million to $57.3 billion since the fiscal year 2016 budget was adopted. Tax collections improved by $216 million, primarily due to higher audit collections, increased property taxes and improved nonproperty taxes. Total revenue, which includes categorical aid programs in addition to city-funded revenue, increased by $1.4 billion to $79.9 billion, primarily due to additional federal grants.

The report notes an anticipated agency spending increase of $183 million to support homeless and correction services in fiscal year 2016. Moreover, the report notes that the City increased its pension funding to cover the costs of disability payments and recommended changes to its pension assumptions. The report cautions that the City will need to manage fiscal year 2016 to build to a surplus to decrease out year deficits. The report identifies net offsets to the November Financial Plan of $278 million in fiscal year 2016, and net risks of $27 million, $141 million and $185 million in fiscal years 2017 through 2019, respectively, resulting in an estimated surplus of $278 million in fiscal year 2016 and estimated gaps of $1.3 billion, $2.1 billion and $3.1 billion in fiscal years 2017 through 2019, respectively. Such net offsets and risks result from: (i) increased property transactions tax revenue of $450 million, $150 million and $100 million in fiscal years 2016 through 2018, respectively; (ii) increased personal income tax revenue of $250 million in each of fiscal years 2016 and 2017, and $200 million in each of fiscal years 2018 and 2019; (iii) decreased business tax revenue of $150 million, $100 million and $50 million in fiscal years 2016 through 2018, respectively; (iv) increased miscellaneous revenue of $150 million in each of fiscal years 2016 and 2017, and $125 million in each of fiscal years 2018 and 2019; (v) increased variable rate debt savings of $200 million in fiscal year 2016; (vi) increased HHC payments of $337 million in fiscal year 2016; (vii) increased Police Department overtime expenses of $156 million in fiscal year 2016, and $217 million in each of fiscal years 2017 through 2019; and (viii) increased Fire Department, Sanitation Department and Corrections Department overtime expenses of $129 million, $260 million, $299 million and $293 million in fiscal years 2016 through 2019, respectively.

The Control Board expects to release a report on the Financial Plan on or about March 8, 2016.

Outstanding General Obligation Indebtedness. On July 1, 2015, the City’s outstanding General Obligation (GO) debt, including capital contract liabilities, totaled $57.43 billion (compared with $55.91 and 54.3 billion as of July 1, 2014 and 2013, respectively). The State Constitution provides that, with certain exceptions, the City may not contract indebtedness in an amount greater than 10% of the average full value of taxable real estate in the City for the most recent five years (Debt Limit). As of July 1, 2015, the City’s 10% Debt Limit was $85.18 billion (compared with $81.35 and $79.10 billion as of July 1, 2014 and 2013 respectively). The City and TFA’s combined debt incurring power as of July 1, 2015, after providing for capital contract liabilities, totaled $27.76 billion.

As of June 30, 2015, the City’s outstanding GO debt is $40.46 billion; consisting of $6.97 billion of variable rate bonds and $33.49 billion of fixed rate bonds. Of the $2.83 billion in GO bonds issued by the City in Fiscal Year 2015, a total of $1.78 billion was issued to refund certain outstanding bonds at lower interest rates and a total of $1.05 billion was issued for new money capital purposes. The proceeds of the refunding issues were placed in irrevocable escrow accounts in amounts sufficient to pay, when due, all principal, interest, and applicable redemption premium, if any, on the refunded bonds. These refundings produce a budgetary saving of $35.29 million in Fiscal Year 2015 and budgetary savings of $134.66 million and $29.17 million in Fiscal Years 2016 and 2017, respectively. The refundings will generate $278.36 million in budgetary savings over the life of the bonds and approximately $241.97 million on a net present value basis.

In Fiscal Year 2015, the City issued $400 million of traditional taxable fixed rate bonds. The traditional taxable bonds were sold on a competitive basis.

In addition, the City converted $719.85 million of bonds between different interest rate modes.

Water and Sewer. The City’s financing program includes the issuance of water and sewer revenue bonds by the Water Authority which is authorized to issue bonds to finance capital investment in the City’s water and sewer system. Pursuant to State law, debt service on Water Authority indebtedness is secured by water and sewer fees paid by users of the water and sewer system. Such fees are revenues of the Water Board, which holds a lease interest in the City’s water and sewer system. After providing for debt service on obligations of the Water Authority and certain incidental costs, the revenues of the Water Board are paid to the City to cover the City’s costs of operating the water and sewer system and as rental for the system. The City’s Ten-Year Capital Strategy applicable to the City’s water and sewer system covering fiscal years 2016 through 2025, projects City-funded water and sewer investment (which is expected to be financed with proceeds of Water Authority debt) at approximately $16.4 billion. The City’s Capital Commitment Plan for fiscal years 2016 through 2019 reflects total anticipated City-funded water and sewer commitments of $9.6 billion which are expected to be financed with the proceeds of Water Authority debt.

New York City Transitional Finance Authority. The TFA is authorized to have outstanding $13.5 billion of Future Tax Secured Bonds (excluding Recovery Bonds) and may issue additional Future Tax Secured Bonds provided that the amount of such additional bonds, together with the amount of indebtedness contracted by the City, do not exceed the debt limit of the City. Future Tax Secured Bonds are issued for general City capital purposes and are secured by the City’s personal income tax revenues and, to the extent such revenues do not satisfy specified debt ratios, sales tax revenues. In addition, the TFA is authorized to have outstanding $9.4 billion of Building Aid Revenue Bonds to pay for a portion of the City’s five-year educational facilities capital plan. Building Aid Revenue Bonds are secured by State building aid, which the Mayor has assigned to the TFA. The TFA expects to issue $683 million, $304 million, $343 million, $222 million and $107 million of Building Aid Revenue Bonds in fiscal years 2016 through 2020, respectively.

Implementation of the financing program is dependent upon the ability of the City and other financing entities to market their securities successfully in the public credit markets which will be subject to prevailing market conditions at the times of sale. No assurance can be given that the credit markets will absorb the projected amounts of public bond sales. A significant portion of bond financing is used to reimburse the City’s General Fund for capital expenditures already incurred. If the City and such other entities are unable to sell such amounts of bonds, it would have an adverse effect on the City’s cash position. In addition, the need of the City to fund future debt service costs from current operations may also limit the City’s capital program. The Ten-Year Capital Strategy for fiscal years 2016 through 2025 totals $83.8 billion, of which approximately 90% is to be financed with funds borrowed by the City and such other entities. Congressional developments affecting federal taxation generally could reduce the market value of tax-favored investments and increase the debt-service costs of carrying out the major portion of the City’s capital plan which is currently eligible for tax-exempt financing.

Litigation. The City is a party to numerous lawsuits and is the subject of numerous claims and investigations. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2015 amounted to approximately $6.8 billion.

New York State

The New York Economy. New York is the fourth most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Manufacturing employment continues to decline as a share of total State employment, as in most other states, and as a result New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under the North American Industry Classification System (NAICS), the trade, transportation, and utilities supersector accounts for the second largest component of State nonagricultural employment, but only the fifth largest when measured by wage share. This sector accounts for less proportional employment and wages for the State than for the nation as a whole. New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages. The remaining service-producing sectors include information, professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries combined account for half of all nonagricultural jobs in New York. Information, education and health, and other services account for a higher proportion of total State employment than for the nation as a whole. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities.

Federal, State, and local governments together comprise the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of about 40 percent of total State and local government employment.

Economic and Demographic Trends. In calendar years 1990 through 1998, the State’s rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economies of the State and much of the rest of the Northeast were more heavily damaged than the nation as a whole and were slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation, and in 2000 the rates were essentially the same. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than for the nation as a whole. In contrast, the State labor market fared better than that of the nation as a whole during the most recent downturn that began in 2008, though New York experienced a historically large wage decline in 2009. The State unemployment rate was higher than the national rate from 1991 to 2004, but the gap between them closed by the middle of 2006, with the State rate falling below that of the nation for much of the 2009-2011 recession, and remaining below that of the nation through the end of 2011. The State unemployment rate rose above the national rate again in early 2012, where it remains.

State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially over time. Because New York City is an employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

The State’s private sector labor market continues to generate strong momentum despite a softening national and global backdrop. The most recent detailed data indicate even more robust growth than expected in construction and real estate services; transportation and warehousing; wholesale trade; and professional and business services. The outlook of the Division of the Budget (the “DOB”) for private sector job growth for 2016 is 1.6 percent, following growth of 1.9 percent for 2015. Total employment growth for 2015 and 2016 are projected at 1.6 percent and 1.3 percent, respectively.

Stronger than expected job growth has also resulted in a small upward revision to estimated nonbonus wage growth to 4.5 percent for FY 2016. However, weak third-quarter finance sector revenues are likely to weigh heavily on bonus payouts for the 2015-16 bonus season. As a result, estimated finance and insurance sector bonus growth for FY 2016 has been revised down to 3.3 percent. On balance, overall wage growth for FY 2016 remains unchanged from the First Quarterly Update forecast of 4.4 percent. In addition, financial market volatility and a large decline in the estimated value of initial public offerings (“IPOs”) for 2015, are expected to result in a small decline in capital gains realizations for the 2015 tax year, following robust growth above 30 percent for 2014.

The State’s private-sector labor market has continued to outperform expectations, but there are significant risks to the forecast. All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation’s financial capital, both the volume of financial market activity and the volatility in equity markets pose a particularly large degree of uncertainty for New York. Under the ongoing implementation of Dodd-Frank, as well as other pressures, the pattern of Wall Street bonus payouts continues to evolve, with payments now more widely dispersed throughout the year. Taxable payouts can represent both current-year awards and deferred payments from prior years, with the deferral ratio itself proving to be unstable. As a result, the uncertainty surrounding bonus projections continues to mount. Recent events also have demonstrated how sensitive financial markets can be to shifting expectations surrounding both Federal Reserve policy and global growth. Financial market gyrations are likely to have a larger impact on the State economy than on the nation as a whole. Should financial and real estate markets be either weaker or stronger than we expect, both bonuses and taxable capital gains realizations could be correspondingly affected.

Annual Information Statement. The Annual Information Statement , dated June 1, 2015 (the “AIS”), reflects the State’s Enacted Budget Financial Plan (the “Financial Plan” or “Enacted Budget”) for Fiscal Year (FY) 2016 and set forth the State’s official Financial Plan projections for Fiscal Year 2016 through Fiscal Year 2019. The State updates the Annual Information Statement quarterly and released its first quarterly update on August 25, 2015 and its second quarterly update on November 24, 2015 (the “AIS Update”) which reflects the Second Quarterly Update to the Enacted Budget (the “Updated Financial Plan” together with the Enacted Budget, the “State Financial Plan”).

In the Updated Financial Plan, DOB estimates that the State will end FY 2016 with a General Fund cash-basis operating surplus of $350 million, and $2.1 billion in unbudgeted resources from monetary settlements, which will be carried forward to FY 2017. State Operating Funds spending is estimated at $94.3 billion in FY 2016, virtually unchanged from the FY 2016 Enacted Budget

Financial Plan estimate reflected with the AIS. Growth in State Operating Funds spending is estimated at 2 percent, consistent with the State’s spending benchmark. The spending benchmark is calculated using the cash basis of accounting, as described elsewhere in the AIS Update. The State’s “rainy day” reserves and debt management reserve are expected to remain at the levels estimated in the FY 2016 Enacted Budget Financial Plan reflected in the AIS. DOB’s economic forecast is largely unchanged from the FY 2016 Enacted Budget Financial Plan.

In the regular legislative session that ended in June 2015, the Governor and Legislature approved several measures that increase State spending, the most significant of which provided for an increase in aid for non-public schools ($125 million annually in both FY 2016 and FY 2017, and anticipates $20 million annually thereafter). Additional funding was also approved for campus sexual assault prevention; to support increased disclosure of State exam questions and answers by the State Education Department; and for the City of Rochester, which funding may include support for the City of Rochester anti-poverty initiative. In the current year, DOB expects these new costs will be offset fully by lower spending across a range of programs, based on its review of operating results to date, prior-year results, and updated program information.

In addition, a new property tax relief credit was enacted during the legislative session. The new credit, which provides a personal income tax benefit for homeowners with incomes of $275,000 or below, is projected to reduce General Fund receipts by $414 million in FY 2017, $453 million in FY 2018, $957 million in FY 2019, and $1.3 billion in FY 2020. The tax credit expires on December 31, 2019. In addition, legislation was approved to extend, for four years, a personal income tax credit for New York City homeowners and renters with incomes of $200,000 or less. The extension of the credit is projected to reduce the State’s General Fund receipts by $95 million in FY 2018 and $100 million in FY 2019.

Aside from the legislative session changes, the Financial Plan has been updated for other developments, including a labor contract and recent monetary settlements. In June 2015, the State reached an agreement on a seven-year labor contract, covering FY 2012 through FY 2018, with the Police Benevolent Association of the New York State Troopers, Inc. (“NYSPBA”), Commissioned and Non-Commissioned Officers (“CO/NCO”) Bargaining Unit and Troopers Bargaining Unit. A portion of the costs of the new contract will be covered by amounts set aside in the General Fund for labor agreements.

In May 2015, Barclays paid a $485 million civil monetary penalty in accordance with a May 2015 consent order between Barclays and the New York State Department of Financial Services (“DFS”) in connection with Barclays’ (i) attempted manipulation of benchmark foreign currency rates and (ii) other manipulative conduct in violation of New York State Banking Law and regulations. The State has also reached monetary settlements with three other banks and a bank consultancy. The State has received a payment for a $385 million civil monetary penalty by Credit Agricole for its processing of more than $32 billion in U.S. dollar payments, most of which were on behalf of certain sanctioned parties, and a $15 million monetary settlement from Promontory Financial Group, LLC (“Promontory”) pertaining to Promontory’s performance of regulatory compliance work for Standard Chartered Bank wherein Promontory failed to meet DFS’s requirements for consultants performing such regulatory compliance work. As a result of other recent settlements reached by the State, the State received $200 million from Deutsche Bank for its use of non-transparent methods and practices to conduct 27,200 U.S. dollar clearing transactions on behalf of certain parties subject to U.S. economic sanctions, and received payment of a $50 million civil monetary penalty from the Goldman Sachs Group, Inc., Goldman Sachs and Co. (“Goldman”) pertaining to Goldman’s failure to implement and maintain adequate policies and procedures relating to post-employment restrictions of former government employees. These funds will be set aside, along with other settlements that were not programmed in the FY 2016 budget, as an undesignated reserve. Note that the Updated Financial Plan does not reflect the November 2015 consent order between DFS and Barclays, pursuant to which, Barclays has agreed to pay a $150 million civil monetary penalty to the State.

DOB expects that a formal plan for the use of these non-recurring revenues, consistent with adherence to the 2 percent spending benchmark, will be proposed no later than the submission to the Legislature of the FY 2017 Executive Budget. The Updated Financial Plan also does not reflect the State’s receipt in November 2015 of $74 million, which is pursuant to an asset forfeiture negotiated by the New York County District Attorney’s office as part of the October 2015 settlement with Credit Agricole.

Excluding monetary settlement payments, General Fund receipts in FY 2016 have been adjusted upward based on results through September 2015. Tax receipt estimates have been increased, to reflect higher estimated personal income, estate, and real estate transfer tax collections, partly offset by lower estimated user taxes and fees. Miscellaneous receipts have been reduced across several categories based on updated assumptions and collections to date. General Fund disbursements in FY 2016 have been increased, mainly due to higher General Fund transfers to support spending on capital projects due to timing of reimbursements from bond proceeds.

Spending has also been increased modestly to reflect revisions to lottery and gaming resources used to fund school aid and the final FY 2016 pension bill received in October 2015. These increases are partly offset by downward spending revisions for debt service costs based on results to date and lower fringe benefit costs associated with the recently ratified collective bargaining settlements with NYSPBA. In addition, the Updated Financial Plan includes downward spending revisions in FY 2017 and beyond for pensions based on 2017 estimates issued by OSC, debt service cost revisions, and updated data for cost-of-living adjustments.

The Financial Plan projections for FY 2017 and thereafter have been revised since the release of the AIS and are based on an assumption that the Governor will continue to propose, and the Legislature will continue to enact, balanced budgets in future years that limit annual growth in State Operating Funds spending to no greater than 2 percent. Specifically, the General Fund surpluses identified in FY 2017, FY 2018, and FY 2019 are calculated based on this assumption.DOB expects that specific proposals to limit spending growth to 2 percent will be included in the Governor’s annual Executive Budgets. Many proposals are expected to require the approval of the Legislature.

Operating results through September 30, 2015 were favorable in comparison to the FY 2016 Enacted Budget Financial Plan presented with the AIS. General Fund receipts, including transfers from other funds, totaled $37.7 billion through September 2015, $1.9 billion above FY 2016 Enacted Budget Financial Plan estimates. The higher receipts include higher than anticipated tax receipts ($1.4 billion) and an unanticipated monetary settlement from Barclays ($485 million).

The $1.4 billion in higher General Fund tax collections includes higher PIT receipts ($787 million), due to stronger than anticipated estimated payments for tax year 2015 and lower than estimated refunds for tax year 2014; higher receipts from other taxes ($400 million), as the State received six atypically large estate tax payments, and New York City real estate transfer tax payments from luxury condominiums continue to exceed estimates; and higher business tax collections ($279 million) from higher than estimated corporate franchise tax receipts. These higher tax receipts are offset by slightly lower than estimated user tax collections ($47 million).

General Fund disbursements, including transfers to other funds, totaled $34.3 billion through September 2015. This was $611 million higher than FY 2016 Enacted Budget Financial Plan projections, due mainly to the acceleration of $865 million in payments (mainly for school aid) originally projected for October 2015 but which were paid in September 2015 to accommodate changes to the Statewide Financial System (“SFS”) that took place in October 2015.

Local assistance spending exceeded FY 2016 Enacted Budget Financial Plan projections by $462 million, which is primarily attributable to $865 million in school aid payments and other smaller local aid payments that were accelerated into September 2015. This higher spending is offset mainly by lower than anticipated spending for education-related programs ($375 million).Agency operational spending was higher than anticipated across a number of agencies, mainly in the areas of personnel and overtime costs, including the payment of retroactive salary increases pursuant to collective bargaining agreements, as well as timing-related variances in offsets of fringe benefit costs and other fixed costs. Transfers to other funds to support the State-share of Medicaid payments to mental health facilities and State University of New York (“SUNY”) hospitals, capital projects, and various other programs were lower than anticipated due to routine timing variances.

Special Considerations. The Updated Financial Plan is subject to many complex economic, social, financial, political, and environmental risks and uncertainties, many of which are outside the ability of the State to control. DOB believes that the projections of receipts and disbursements in the Updated Financial Plan are based on reasonable assumptions, but there can be no assurance that actual results will not differ materially and adversely from these projections. In certain fiscal years, actual receipts collections have fallen substantially below the levels forecasted in the Updated Financial Plan. In addition, the surplus projections in future years are based on the assumption that annual growth in State Operating Funds spending is limited to 2 percent, and that all savings that result from the 2 percent limit will be made available to the General Fund.

DOB routinely executes cash management actions to manage the State’s large and complex budget. These actions are intended for a variety of purposes that include improving the State’s cash flow, managing resources within and across fiscal years, assisting in the adherence to spending targets and better positioning the State to address future risks and unanticipated costs, such as economic downturns, unexpected revenue deterioration and unplanned expenditures. As such, the State regularly makes certain payments above those initially planned, or defers payments, to maintain budget and cash flow flexibility. All payments made above the planned amount are reflected in the year they occur and adhere to the limit of the State’s 2 percent spending benchmark.

The Updated Financial Plan is based on numerous assumptions, including the condition of the State and national economies and the concomitant receipt of economically sensitive tax receipts in the amounts projected. Other uncertainties and risks concerning the economic and receipts forecasts include the impact of: national and international events, ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; major terrorist events, hostilities or war; climate change and extreme weather events; Federal statutory and regulatory changes concerning financial sector activities; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments which may adversely affect bonus income and capital gains realizations; the effect of household debt reduction on consumer spending and State tax collections; and the outcome of litigation and other claims affecting the State.

Among other factors, the Updated Financial Plan is subject to various other uncertainties and contingencies relating to: wage and benefit increases for State employees that exceed projected annual costs; changes in the size of the State’s workforce; the realization of the projected rate of return for pension fund assets and current assumptions with respect to wages for State employees affecting the State’s required pension fund contributions; the willingness and ability of the Federal government to provide the aid expected in the Updated Financial Plan; the ability of the State to implement cost reduction initiatives, including reductions in State agency operations, and the success with which the State controls expenditures; and the ability of the State and its public authorities to market securities successfully in the public credit markets. Some of these specific issues are described in more detail herein. The projections and assumptions contained in the Updated Financial Plan are subject to revisions which may result in substantial change. No assurance can be given that these estimates and projections, which depend in part upon actions the State expects to be taken but which are not within the State’s control, will be realized.

Budget Risks and Uncertainties. There can be no assurance that the State’s financial position will not change materially and adversely from current projections. If this were to occur, the State would be required to take additional gap-closing actions. Such actions may include, but are not limited to: reductions in State agency operations; delays or reductions in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; or other measures. In some cases, the ability of the State to implement such actions requires the approval of the Legislature and cannot be implemented solely by action of the Governor.

The Updated Financial Plan projections for the outyears assume that School Aid and Medicaid disbursements will be limited to the annual growth in NYS personal income and the ten-year average of the medical care component of the consumer price index (CPI), respectively. However, the FY 2014 Enacted Budget, FY 2015 Enacted Budget, and FY 2016 Enacted Budget authorized spending for School Aid to increase above the growth in personal income that would otherwise be used to calculate the school year increases.

State law grants the Governor certain powers to achieve the Medicaid savings assumed in the Updated Financial Plan. However, there can be no assurance that these powers will be sufficient to limit the rate of annual growth in Department of Health (“DOH’) State Funds Medicaid spending to the levels estimated in the Updated Financial Plan. In addition, savings are dependent upon timely Federal approvals, revenue performance in the State’s Health Care Reform Act (“HCRA”) fund (which finances approximately one-third of the DOH State-share costs of Medicaid), and the participation of health care industry stakeholders.

The forecast contains specific transaction risks and other uncertainties including, but not limited to: the receipt of certain payments from public authorities; the receipt of miscellaneous revenues at the levels expected in the Updated Financial Plan, including revenues associated with gaming activity in the State; and the achievement of cost-saving measures including, but not limited to, the transfer of available fund balances to the General Fund at the levels currently projected. Such risks and uncertainties, if they were to materialize, could have an adverse impact on the Financial Plan in the current year or future years.

Other Post-Employment Benefits. State employees become eligible for post-employment benefits (e.g., health insurance) if they reach retirement while working for the State, are enrolled in the New York State Health Insurance Program (“NYSHIP”), , or are enrolled in the NYSHIP opt-out program at the time they reach retirement and have at least ten years of eligible service for NYSHIP benefits. The cost of providing post-retirement health insurance is shared between the State and the retired employee. Contributions are established by law and may be amended by the Legislature. The State pays its share of costs on a Pay-As-You-Go (“PAYGO”) basis as required by law.

In accordance with the Governmental Accounting Standards Board (“GASB”) Statement 45, the State must perform an actuarial valuation every two years for purposes of calculating OPEB liabilities. As disclosed in Note 13 of the State’s Basic Financial Statements for FY 2014, the State’s Annual Required Contribution (“ARC”) represents the projected annual level of funding that, if set aside on an ongoing basis, is projected to cover normal costs each year and to amortize any unfunded liabilities of the plan over a period not to exceed 30 years. Amounts required but not actually set aside to pay for these benefits are accumulated, with interest, as part of the net OPEB obligation, after adjusting for amounts previously required.

As reported in the State’s Basic Financial Statements for FY 2015, the projected unfunded actuarial accrued liability for FY 2045 is $77.4 billion ($63.426 billion for the State and $13.933 billion for SUNY), an increase of $9.2 billion from FY 2014 (attributable entirely to the State). The unfunded actuarial accrued liability for FY 2015 used an actuarial valuation of OPEB liabilities as of April 1, 2014 for the State and April 1, 2012 for SUNY. These valuations were determined using the Frozen Entry Age actuarial cost method, and are amortized over an open period of 30 years using the level percentage of projected payroll amortization method. Driving a significant portion of the annual growth in the State’s unfunded actuarial accrued liability is the adoption of new generational mortality projection tables developed by the Society of Actuaries reflecting an improvement in life expectancy in future years, resulting in increases to accrued liabilities and the present value of projected benefits. Also driving a portion of the annual growth are the expected increases in NYSHIP costs due to health care cost trends and utilization increases.

The actuarially determined annual OPEB cost for FY 2015 totaled $3 billion ($2.3 billion for the State and $0.7 billion for SUNY), an increase of $20 million from FY 2014 ($17 million for the State and $3 million for SUNY). The actuarially determined cost is calculated using the Frozen Entry Age actuarial cost method, allocating costs on a level basis over earnings. The actuarially determined cost was $1.5 billion ($1 billion for the State and $0.5 billion for SUNY) greater than the cash payments for retiree costs made by the State in FY 2015. This difference between the State’s PAYGO costs, and the actuarially determined ARC under GASB Statement 45, reduced the State’s net asset condition at the end of FY 2015 by $1.5 billion.

GASB does not require the additional costs to be funded on the State’s budgetary (cash) basis, and no additional funding is assumed for this purpose in the Financial Plan. The State continues to finance these costs, along with all other employee health care expenses, on a PAYGO basis.

There is no provision in the Financial Plan to fund the actuarially determined required annual contribution for OPEB. If the State began making a contribution, the additional cost above the PAYGO amounts would be lowered. The State’s Health Insurance Council, which consists of the Governor’s Office of Employee Relations (“GOER”), Civil Service and DOB, will continue to review this matter and seek input from the State Comptroller, the legislative fiscal committees and other outside parties. However, it is not expected that the State will alter its planned funding practices.

The State is currently examining GASB Statement 75 which amends GASB Statement 45 requirements. The GASB Statement 75 will alter the actuarial methods used to calculate OPEB liabilities, standardize asset smoothing and discount rates, and require the funded status of the OPEB liabilities to be reported by the State.The State does not currently expect to implement the GASB Statement 75 changes until the State’s FY 2018 financial statements.

Risks to U.S. Economic Forecasts. While the momentum of growth in the national economy has been restrained, those sectors related to domestic demand, including the housing and auto sectors, have continued to perform well. Those sectors that are vulnerable to changes in global demand and the value of the U.S. dollar are not performing well. As a result, labor market growth has slowed, there is a large inventory overhang, real export growth remains weak, production related to energy and other commodities is falling, and financial market volatility has been heightened. Moreover, the central banks of both China and the euro-area are becoming increasingly accommodative, which risks a further strengthening of the dollar. The U.S. economy exhibited growth of only 1.5 percent for the third calendar-year quarter of this year and quarterly growth is expected to remain below 3 percent in subsequent quarters. On balance, DOB now projects real U.S. Gross Domestic Product (“GDP”) growth of 2.4 percent for the entire 2015 calendar year, followed by projected growth of 2.6 percent for 2016.

National labor market growth has continued to decelerate since its strong finish to 2014. Monthly private sector job gains have fallen to an average of 184,000 for the first nine months of 2015 from the 254,000 monthly average observed for all of 2014. DOB estimates 2.1 percent growth in 2015, followed by weaker job growth of 1.6 percent for 2016. The most recent data indicate that households may finally be spending the $80 billion in estimated national savings from lower gasoline prices, but a weaker labor market and equity market volatility are expected to put downward pressure on household spending growth going forward. As a result, real growth in household consumption has been revised to 3.2 percent for 2015.

The housing market continues to improve. Housing starts exhibited monthly average growth of 1.9 percent over the first nine months of 2015, a substantial improvement from the 0.6 percent observed for the same period in 2014. However, virtually all of that strength was in the first six months of the year. Moreover, multi-family construction continues to outpace single-family starts, implying more tepid spillover effects to the rest of the economy than observed in prior housing cycles. DOB projects real residential investment growth of 8.4 percent for 2015, followed by 6.5 percent growth in 2016.

The dollar has strengthened, which combined with weak global growth, is resulting in weaker real export growth. A trade-weighted index of the value of the dollar adjusted for relative differences in the rate of inflation across countries indicates a 10.8 percent increase over the first nine months of 2015 compared with the same period in 2014. As a result, real export growth is expected to deteriorate further. Actions taken by the European and Chinese central banks are expected to spur growth, but monetary policy impacts occur with a lag. Consequently, estimated real U.S. export growth has been revised down to 1.5 percent for 2015, followed by continued weak growth of 3.3 percent for 2016.

Weak global demand and the strong dollar continue to have a negative impact on the business sector, with the commodities producing sector, particularly energy, collapsing under the weight of falling global prices. These developments continue to dampen overall business investment. Although data revisions now make the current year look slightly stronger, the outlook is still negative. Nondefense capital goods shipments, excluding the volatile aircraft and parts component, is virtually flat for the first nine months of 2015 based on preliminary data for September 2015, even before adjusting for inflation; the U.S. oil rig count was down 59 percent in September 2015 compared with September 2014. Estimated real growth in non-residential fixed investment is 3.8 percent for 2015, followed by 5.4 percent growth projected for 2016.

With a more subdued outlook for global growth, a stronger dollar, and lower commodity prices still working their way through the economy, inflation should remain well in check over the medium term, allowing the Federal Reserve more flexibility in moving off its historically low short term Federal funds rate. DOB now estimates consumer price inflation of 0.2 percent for 2015.Correspondingly, DOB expects that the Federal Reserve is likely to wait until the first quarter of 2016 to increase interest rates unless the labor market suddenly improves.

Although DOB’s economic outlook reflects solid improvement in domestic demand, decelerating demand from abroad remains a significant drag on the national economy overall. Efforts to reignite both the Chinese and euro-area economies have proven more of a challenge than anticipated, a problem that continues to reverberate throughout the developing world. Middle East turmoil, the resulting refugee problem and increased terrorist threats add yet another layer of uncertainty to the success of central bank efforts. Weaker than expected global growth will likely result in slower export and corporate profits growth than reflected in this forecast.

In contrast, stronger global or equity price growth could result in stronger outcomes than projected. Finally, the response of both domestic and global financial markets to the inevitable unwinding of the Federal Reserve’s unprecedentedly accommodative policies remains a risk, particularly given the lack of recent experience upon which to draw.

Status of Current Labor Negotiations. For the period that commenced in FY 2012, the State has settled collective bargaining agreements with 99 percent of the State workforce subject to direct Executive control. Seven-year agreements through FY 2018 were recently achieved for officers in the Division of State Police represented by NYSPBA in two distinct bargaining units: the Commissioned and Noncommissioned Officers (“CO/NCO”) unit and the Troopers Unit. The estimated costs of salary increases associated with the NYSPBA agreements, inclusive of fringe benefit costs, are $41 million in FY 2016; $28 million in FY 2017; and $34 million in fiscal years subsequent to FY 2017. These costs are partially offset by health benefit savings resulting from increases to employee/retiree premium shares, co-pays, out-of-pocket deductibles and coinsurance.

Five-year agreements through FY 2016 were previously reached with the Civil Service Employees Association (“CSEA”), the United University Professions (“UUP”), the New York State Correctional Officers and Police Benevolent Association (“NYSCOPBA”), Council 82, District Counsel-37 (“DC-37”) (Housing), and the Graduate Student Employees Union (“GSEU”). Four-year agreements through FY 2015 were reached with the Public Employees Federation (“PEF”) and the Police Benevolent Association of New York State (“PBANYS”).

In FY 2015, general salary increases of 2 percent were provided to all employees with settled agreements. In FY 2016, another 2 percent increase was provided to employees with five-year agreements. The Division of State Police Troopers and CO/NCO will also receive a 2 percent increase in FY 2016, as well as 1.5 percent increases in FY 2017 and FY 2018, respectively. The union representing State Police Investigators has no contract in place for the period April 2011 forward. The PEF and PBANYS-represented employees have no contracts in place for the period April 2015 forward.

Federal Funding. The State receives a substantial amount of Federal aid for health care, education, transportation, and other governmental purposes, as well as Federal funding to address response to, and recovery from, severe weather events and other disasters. Despite adjustments to the budgetary caps resulting from the Budget Control Act of 2011 by subsequent legislation, the possibility for a reduction in Federal support is elevated so long as the caps remain in place. Any reduction in Federal funding levels could have a materially adverse impact on the Financial Plan. In addition, the Financial Plan may be adversely affected by other actions taken by the Federal government, including audits, disallowances, and changes to Federal participation rates or other Medicaid rules. Issues of particular concern are described below.

Medicaid Redesign Team (“MRT”) Medicaid Waiver

The Federal Centers for Medicare & Medicaid Services (“CMS”) and the State have reached an agreement authorizing up to $8 billion in new Federal funding, over several years, to transform New York’s health care system and ensure access to quality care for all Medicaid beneficiaries. This funding, provided through an amendment to the State’s Partnership Plan 1115 Medicaid waiver, is divided among the Interim Access Assurance Fund (“IAAF”), the Delivery System Reform Incentive Payment (“DSRIP”) Program, Health Homes, and various other Medicaid redesign initiatives.

Since January 1, 2014, in accordance with provisions of the Affordable Care Act (“ACA”), New York State has been eligible for enhanced Federal Medical Assistance Percentage (“FMAP”) associated with childless adults. The DOH continues to both work with the CMS and refine the eligibility data systems to draw the appropriate amount of enhanced FMAP. This reconciliation may result in a modification of payments to the State and local governments.

Federal Reimbursement for State Developmental Disability Services

As part of an approved plan between New York State and the Federal CMS, the State received a $250 million Designated State Health Program (DSHP) payment as part of a multi-year effort to transform Federal Office for People with Developmental Disabilities (“OPWDD”) services and provide more individuals with developmental disabilities the opportunity to be served in community-integrated settings. The $250 million payment was received in FY 2015. While not yet approved by CMS, the Updated Financial Plan estimates also assume additional DSHP payments will be received in FY 2016 and FY 2017 for subsequent PWDD transformational activities. The State continues to work with CMS on Phase II of OPWDD’s transformation effort.

Federal Debt Ceiling

In October 2013, an impasse in Congress caused a temporary Federal government shutdown and raised concern for a time that the Federal debt ceiling would not be raised in a timely manner. Including the temporary suspension of the debt limit that ended that standoff in 2013, the Congress has passed three suspensions since then. The most recent suspension of the debt limit runs through March of 2017.

A Federal government default on payments, particularly for a prolonged period, could have a materially adverse effect on the national and State economies, financial markets, and intergovernmental aid payments. The specific effects on the Financial Plan of a Federal government payment default in the future are unknown and impossible to predict. However, data from past economic downturns suggest that the State’s revenue loss could be substantial if the economy goes into a recession due to a Federal default.

A payment default by the United States may adversely affect the municipal bond market. Municipal issuers, as well as the State, could face higher borrowing costs and impaired market access. This would jeopardize planned capital investments in transportation infrastructure, higher education facilities, hazardous waste remediation, environmental projects, and economic development projects. Additionally, the market for and market value of outstanding municipal obligations, including municipal obligations of the State, could be adversely affected.

Affordable Care Act — Excise Tax on High Value Health Benefits (“Cadillac Tax”)

A 40 percent excise tax component of the Federal Affordable Care Act assessed on the premium cost of coverage for health plans that exceed a certain annual limit, known as the “Cadillac Tax”, is expected to take effect in calendar year 2018. Final guidance from the Internal Revenue Service is still pending. DOB has no current estimate as to the potential Financial Plan impact of this Federal excise tax.

Secured Hospital Program. Under the Secured Hospital Program, the State entered into service contracts to enable certain financially distressed not-for-profit hospitals to have tax-exempt debt issued on their behalf, to pay for the cost of upgrading their primary health care facilities. In the event of revenue shortfalls to pay debt service on the Secured Hospital bonds, which include hospital payments made under loan agreements between the Dormitory Authority of the State of New York (“DASNY”) and the hospitals and certain reserve funds held by the applicable trustees for the bonds, the service contracts obligate the State to pay debt service, subject to annual appropriations by the Legislature, on bonds issued by DASNY through the Secured Hospital Program. As of September 30, 2015, there were approximately $297 million of bonds outstanding for this program.

The financial condition of hospitals in the State’s Secured Hospital Program continues to deteriorate. Of the remaining hospitals, one is experiencing significant operating losses that have impaired its ability to remain current on its loan agreement with DASNY. In relation to the Secured Hospital Program, the State’s contingent contractual obligation was invoked to pay debt service for the first time in FY 2014 when $12 million was paid and again in FY 2015 when $24 million was paid. DASNY also estimates the State will pay debt service costs of approximately $25 million in both FY 2016 and FY 2017, and approximately $14 million annually in FY 2018 through FY 2020. These amounts are based on the actual experience to date of the participants in the program, and would cover the debt service costs for one hospital that currently is not meeting the terms of its loan agreement with DASNY, a second hospital whose debt service obligation was recently discharged in bankruptcy but is paying rent which offsets a portion of the debt service, and a third hospital that is now closed. The State has estimated additional exposure of up to $24 million annually, if all the hospitals failed to meet the terms of their agreements with DASNY and if available reserve funds were depleted.

Bond Market. Implementation of the Financial Plan is dependent on the State’s ability to market its bonds successfully. The State finances much of its capital spending in the first instance from the General Fund or the Short-Term Investment Pool (“STIP”), which it then reimburses with proceeds from the sale of bonds. If the State cannot sell bonds at the levels (or on the timetable) expected in the capital plan, the State’s overall cash position and capital funding plan may be adversely affected. The success of projected public sales will, among other things, be subject to prevailing market conditions. Future developments in the financial markets, including possible changes in Federal tax law relating to the taxation of interest on municipal bonds, as well as future developments concerning the State and public discussion of such developments, generally may affect the market for outstanding State-supported and State-related debt.

Litigation. Litigation against the State may include potential challenges to the constitutionality of various actions. The State may also be affected by adverse decisions that are the result of various lawsuits. Such adverse decisions may not meet the materiality threshold to warrant individual description but, in the aggregate, could still adversely affect the Updated Financial Plan.

State Retirement System. The System provides pension benefits to public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). State employees made up about 32 percent of the membership during FY 2015. There were 3,029 other public employers participating in the System, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees), and many public authorities.

As of March 31, 2015, 643,178 persons were members of the System and approximately 430,308 pensioners or beneficiaries were receiving pension benefits. Article 5, section 7 of the State Constitution considers membership in any State pension or retirement system to be “a contractual relationship, the benefits of which shall not be diminished or impaired”.

The Common Retirement Fund (“CRF”) experienced significant investment losses in FY 2009. These investment losses negatively impacted the value of assets held by the CRF for the System. In order to protect employers from potentially volatile contributions tied directly to the value of the System’s assets held by the CRF, the System utilizes a multi-year smoothing procedure. One of the factors used to calculate employer contribution requirements is the assumed investment rate of return used by the System’s Actuary, which is currently 7.0 percent.1

The current actuarial smoothing method recognizes annual gains and losses (investment returns above or below the 7.0 percent assumed return) over a 5-year period. The significant investment losses in FY 2009 substantially caused the increase in contribution rates for FY 2011, FY 2012, FY 2013 and FY 2014. However, rates decreased for FY 2015, FY 2016 and FY 2017due, in part, to investment gains in years following 2009.

[1]

5 During 2015, the Retirement Systems Actuary conducted the statutorily required quinquennial actuarial experience study of economic and demographic assumptions. The assumed investment rate of return is an influential factor in calculating employer contribution rates. In addition, Chief Investment Officer conducted an asset allocation study. The resulting asset allocation and long-term asset allocation policy informed the Actuary’s recommendation regarding the revision in the investment rate of return (discount rate). On September 4, 2015, the Comptroller announced the NYSLRS employer contribution rates will decrease for fiscal year 2017 and the assumed rate of return for NYSLRS will be lowered from 7.5 percent to 7 percent.

The amount of future annual employer contribution rates will depend, in part, on the value of the assets held by the CRF as of each April 1, as well as on the present value of the anticipated benefits to be paid by the Systems as of each April 1. Final contribution rates for FY 2017 were released in September 2015. The average New York State and Local Employees’ Retirement System (“ERS”) rate decreased by 14.3 percent from 18.2 percent of salary in FY 2016 to 15.6 percent of salary in FY 2017, while the average New York State and Local Police and Fire Retirement System (“PFRS”) ratedecreased by 2.0 percent from 24.7 percent of salary in FY 2016 to 24.2 percent of salary in FY 2017. Information regarding average rates for FY 2016 may be found in the 2014 Annual Report to the Comptroller on Actuarial Assumptions which is accessible at www.osc.state.ny.us/retire/publications.

The System’s assets are held by the CRF for the exclusive benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the State Comptroller as trustee of the CRF. The Systems report that the net position restricted for pension benefits as of March 31, 2015 was $189.4 billion (including $6.3 billion in receivables, which consist of employer contributions, amortized amounts, member contributions, member loans, accrued interest and dividends, investment sales and other miscellaneous receivables), an increase of $8.1 billion or 4.5 percent from the FY 2014 level of $181.3 billion. The increase in net position restricted for pension benefits from FY 2014 to FY 2015 reflects, in large part, equity market performance2. The valuation used by the Systems Actuary was based on audited net position restricted for pension benefits as of March 31, 2014. The Systems’ audited Financial Statement reports a gain of 7.16 percent for FY 2015.

Consistent with statutory limitations affecting categories of investment, the State Comptroller, as trustee of the CRF, establishes a target asset allocation and approves policies and procedures to guide and direct the investment activities of the Division of Pension Investment and Cash Management. The purpose of this asset allocation strategy is to identify the optimal diversified mix of assets to meet the requirements of pension payment obligations to members. In the fiscal year ended March 31, 2010, an asset liability analysis was completed and a long-term policy allocation was adopted. The current long-term policy allocation seeks a mix that includes 51 percent equities (38 percent domestic and 13 percent international); 20 percent bonds, cash and mortgages; 2 percent inflation indexed bonds and 27 percent alternative investments (10 percent private equity, 8 percent real estate, 3 percent absolute return or hedge funds, 3 percent opportunistic and 3 percent real assets). Since the implementation of the long-term policy allocation will take several years, transition targets have been established to aid in the asset rebalancing process3.

The System reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $216.4 billion on April 1, 2014 to $225.7 billion (including $107.7 billion for current retirees and beneficiaries) on April 1, 2015. The funding method used by the Systems anticipates that the plan net position, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. The valuation used by the Retirement Systems Actuary was based on audited net position restricted for pension benefits as of March 31, 2015. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from plan net position on April 1, 2015 in that the determination of actuarial assets utilized a smoothing method that recognized 20 percent of the unexpected loss for FY 2015, 40 percent of the unexpected gain for FY 2014, 60 percent of the unexpected gain for FY 2013, and 80 percent of the unexpected gain for FY 20124. The asset valuation method smoothes gains and losses based on the market value of all investments. Actuarial assets increased from $171.7 billion on April 1, 2014 to $184.2 billion on April 1, 2015. The ratio of the fiduciary net position to the total pension liability for ERS, as of March 31, 2015, calculated by the System’s Actuary, was 97.9 percent. The ratio of the fiduciary net position to the total pension liability for PFRS, as of March 31, 2015, calculated by the System’s Actuary, was 99.0 percent5.

[2]	On November 24, 2015, the State Comptroller released a statement indicating that the value of the Systems’ invested assets posted an estimated -4.13 percent return for the quarter ended September 30, 2015. This report reflects unaudited data for assets invested for the Systems. The value of invested assets changes daily.

[3]	More detail on the CRF’s asset allocation as of March 31, 2015, long-term policy allocation and transition target allocation can be found on page 88 of the NYSLRS’ CAFR for the fiscal year ending March 31, 2015.

[4]	The current actuarial smoothing method spreads the impact of gains or losses above or below the 7.5 percent assumed investment rate of return over a 5-year period.

[5]	The System previously disclosed a funded ratio in accordance with GASB Statements 25 and 27, which, as discussed herein, have been amended by GASB Statements 67 and 68. The GASB Statements 67 and 68 amendments had the effect, among other things, of no longer requiring the disclosure of a funded ratio. GASB now requires the disclosure of the ratio of the fiduciary net position to the total pension liability. This ratio is not called a funded ratio and is not directly comparable to the funded ratio disclosed in prior years.

Local Government Assistance Corporation. (“LGAC”). In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual issuance of general obligation TRANs that mature in the same State fiscal year that they are issued (“seasonal borrowing”). The legislation also dedicated revenues equal to one cent of the State’s four cent sales and use tax to pay debt service on these bonds. As of July 1995, LGAC had issued State supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations is amortized over a period of no more than 30 years from the dates of their original issuance, with the final debt service payment on April 1, 2025. As of March 31, 2015, approximately $2.3 billion of LGAC bonds were outstanding.

The LGAC legislation eliminated seasonal borrowing except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors, or factors unanticipated at the time of adoption of the budget, and provide a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no seasonal borrowing in the fifth year). The provision limiting the State’s seasonal borrowing practices was included as a covenant with LGAC’s bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State’s ability to issue deficit TRANs (issued in one year and maturing in the following year).

The LGAC changes, as well as other changes in revenue and spending patterns, have allowed the State to meet its cash flow needs throughout the fiscal year without relying on seasonal borrowings. However, the State has taken extraordinary measures in the past to manage its cash flow, including payment deferrals and permitting the State to borrow from other funds of the State (i.e., non-General Fund) for a limited period.

Legislation enacted in 2003 requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any bonds issued by The City of New York or its assignee, that act or omission would not constitute an event of default with respect to LGAC bonds. The Enacted Budget includes a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

State Personal Income Tax (“PIT”) Revenue Bond Financing. Prior to the 2002 commencement of the State’s PIT Revenue Bond program, public authorities or municipalities issued other lease-purchase and contractual-obligation debt. These types of debt, where debt service is payable from moneys received from the State and is subject to annual State appropriation, are not general obligations of the State.

Debt service payable to certain public authorities from State appropriations for such lease purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (i.e., personal income taxes, motor vehicle and motor fuel related-taxes, and patient income). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

Legislation first enacted in FY 2011, and extended through FY 2017, authorizes the State to set aside moneys in reserve for debt service on general obligation, lease-purchase, and service contract bonds. Pursuant to a certificate filed by the Director of the Budget with the State Comptroller, the Comptroller is required to transfer from the General Fund such reserved amounts on a quarterly basis in advance of required debt service payment dates. The State currently has no plans to issue lease-purchase or other contractual-obligation financings.

Sales Tax Revenue Bond Program. Legislation included in the FY 2014 Enacted Budget created a new Sales Tax Revenue Bond program. This new bonding program replicates certain credit features of PIT and LGAC revenue bonds and is expected to continue to provide the State with increased efficiencies and a lower cost of borrowing.

The legislation created the Sales Tax Revenue Bond Tax Fund, a sub-fund within the General Debt Service Fund that will provide for the payment of these bonds. The Sales Tax Revenue Bonds are secured by dedicated revenues consisting of one cent of the State’s four cent sales and use tax. With a limited exception, upon the satisfaction of all of the obligations and liabilities of LGAC, this will increase to 2 cents of sales and use tax receipts. Such sales tax receipts in excess of debt service requirements are transferred to the State’s General Fund.

The Sales Tax Revenue Bond Fund has appropriation-incentive and General Fund “reach back” features comparable to PIT and LGAC bonds. A “lock box” feature restricts transfers back to the General Fund in the event of non-appropriation or non-payment. In addition, in the event that sales tax revenues are insufficient to pay debt service, a “reach back” mechanism requires the State Comptroller to transfer moneys from the General Fund to meet debt service requirements.

In FY 2014, legislation was enacted that authorized the use of State Sales Tax Revenue Bonds and PIT Revenue Bonds to finance capital purposes, including projects that were previously financed through the State’s Mental Health Facilities Improvement Revenue Bond program and the Dedicated Highway and Bridge Trust Fund (“DHBTF”) program. This change allows the State to transition to the use of three primary credits — PIT Revenue Bonds, Sales Tax Revenue Bonds and General Obligation bonds to finance the State’s capital needs.

The first Sales Tax Revenue Bonds were issued on October 24, 2013 and it is anticipated that the Sales Tax Revenue Bonds will be used interchangeably with PIT Revenue Bonds to finance State capital needs. As of March 31, 2015, $2.0 billion of Sales Tax Revenue Bonds were outstanding. On July 30, 2015, Sales Tax Revenue Bonds were issued to refund certain outstanding State-supported debt previously issued by the New York State Thruway Authority under the Second General Highway and Bridge Trust Fund Bond Resolution. As a result of this refunding transaction and assuming average Sales Tax Revenue Bond issuances of approximately $1.3 billion annually over the next four years, Sales Tax coverage based only upon the 1 cent pledge is expected to decline from 5.6 times in FY 2016 to 4.2 times in FY 2019.

Financing Activities. New York State is one of the largest issuers of municipal debt, ranking second among the states, behind California, in the amount of debt outstanding. The State ranks fifth in the U.S. in debt per capita, behind Connecticut, Massachusetts, Hawaii, and New Jersey. As of March 31, 2015, total State-related debt outstanding totaled $54.2 billion excluding capital leases and mortgage loan commitments, equal to approximately 4.9 percent of New York personal income. The State’s debt levels are typically measured by DOB using two categories: State-supported debt and State-related debt.

State-supported debt represents obligations of the State that are paid from traditional State resources (i.e., tax revenue) and have a budgetary impact. It includes General Obligation debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. These include the State PIT Revenue Bond program and the State Sales Tax Revenue Bond program. Since 2002, the State has financed most of its capital program with PIT Revenue Bonds, a revenue bond program that has reduced its cost of borrowing and created efficiencies by permitting the consolidation of bond sales. Prior to 2002, the State had primarily financed its capital spending with lower-rated lease purchase and contractual service obligations of public authorities. The State expects to transition to using only three credits — General Obligation bonds, PIT Revenue Bonds, and Sales Tax Revenue Bonds, the latter of which was authorized in the FY 2014 Enacted Budget.

Legislation enacted in 2013 changed the method of paying debt service on outstanding SUNY Dormitory Facilities Lease Revenue Bonds (the “Lease Revenue Bonds”) and established a new revenue-based credit, the SUNY Dormitory Facilities Revenue Bonds (the “Facilities Revenue Bonds”) for future issuances. The legislation also provided for the assignment of the revenues derived from the use and occupancy of SUNY’s dormitory facilities (the “Dormitory Facilities Revenues”) for the payment of debt service on both the Lease Revenue Bonds and the Facilities Revenue Bonds from SUNY to DASNY. As a result, annual debt service on the outstanding Lease Revenue Bonds is no longer supported by a State appropriation, except under extraordinary circumstances (i.e., the generation of insufficient Dormitory Facilities Revenues implicating the need for SUNY payments from sources other than Dormitory Facilities Revenues for debt service on the Lease Revenue Bonds). DOB is not aware of such an extraordinary circumstance having ever occurred in the past and does not anticipate that it would occur in the future. DOB expects that both the outstanding Lease Revenue Bonds and the new Facilities Revenue Bonds will be payable solely from Dormitory Facilities Revenues which are the property of DASNY, not the State. Accordingly, DOB has not included any annual debt service expense of the Lease Revenue Bonds or the Facilities Revenue Bonds in the Financial Plan. However, since the outstanding Lease Revenue Bonds were incurred as State-supported debt, DOB will continue to count these bonds as State-supported debt for purposes of the Debt Reform Act caps and has included these bonds as State-supported debt in all figures, tables and charts in the AIS.

State-related debt is a broader measure of State debt which includes all debt that is reported in the State’s GAAP-basis financial statements, except for unamortized premiums and accumulated accretion on capital appreciation bonds. These financial statements are audited by external independent auditors and published by OSC on an annual basis. The debt reported in the GAAP basis financial statements includes General Obligation debt, other State-supported debt as defined in the State Finance Law, debt issued by the Tobacco Securitization Finance Corporation, certain debt of the Municipal Bond Bank Agency (MBBA) issued to finance prior year school aid claims and capital leases and mortgage loan commitments. In addition, State-related debt reported by DOB includes State-guaranteed debt, moral obligation financings and certain contingent-contractual obligation financings, where debt service is paid from non-State sources in the first instance, but State appropriations are available to make payments if necessary. These numbers are not reported as debt in the State’s GAAP-basis financial statements.

The State’s debt does not encompass, and does not include, debt that is issued by, or on behalf of, local governments and secured (in whole or in part) by State local assistance aid payments. For example, certain State aid to public schools paid to school districts or New York City has been pledged by those local entities to help finance debt service for locally-sponsored and locally-determined financings. Additionally, certain of the State’s public authorities issue debt supported by non-State resources (i.e., NYSTA toll revenue bonds, Triborough Bridge and Tunnel Authority (TBTA) or MTA revenue bonds or DASNY dormitory facilities revenue bonds) or issue debt on behalf of private clients (i.e., DASNY school district revenue bonds). This debt, however, is not treated by DOB as either State-supported debt or State-related debt because it (i) is not issued by the State (nor on behalf of the State), and (ii) does not result in a State obligation to pay debt service. Instead, this debt is accounted for in the respective financial statements of the local governments or other entity responsible for the issuance of such debt and is similarly treated.

The issuance of General Obligation debt and debt of the New York Local Government Assistance Corporation (LGAC) is undertaken by OSC. All other State-supported and State-related debt is issued by the State’s financing authorities (known as “Authorized Issuers” in connection with the issuance of PIT and Sales Tax Revenue Bonds) acting under the direction of DOB, which coordinates the structuring of bonds, the timing of bond sales, and decides which programs are to be funded in each transaction. The Authorized Issuers for PIT Revenue Bonds are NYSTA, DASNY, ESD, the Environmental Facilities Corporation (EFC), and the Housing Finance Agency (HFA) and the Authorized Issuers for Sales Tax Revenue Bonds are NYSTA, DASNY, and ESD.

Prior to any issuance of new State-supported debt and State-related debt, approval is required by the State Legislature, DOB, the issuer’s board, and in certain instances, the Public Authorities Control Board (PACB) and the State Comptroller.

The State has never defaulted on any of its General Obligation indebtedness, PIT Revenue Bonds, Sales Tax Revenue Bonds, or its obligations under lease purchase or contractual obligation financing arrangements.

Debt Reform Act. The Debt Reform Act of 2000 (“Debt Reform Act”) restricts the issuance of State-supported debt to capital purposes only, and for maximum terms of 30 years. The Debt Reform Act limits the amount of new State-supported debt to 4 percent of State personal income, and new State supported debt service costs to 5 percent of All Funds receipts. The restrictions apply to all new State-supported debt issued since April 1, 2000. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in FY 2001, and was fully phased in at 4 percent of personal income during FY 2011. The cap on new State-supported debt service costs began at 0.75 percent of All Funds receipts in FY 2001, and was fully phased in at 5 percent during FY 2014.

The statute requires that the limitations on the amount of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the Mid-Year Update to the Financial Plan. If the actual amount of new State-supported debt outstanding and debt service costs for the prior fiscal year are below the caps at this time, State-supported debt may continue to be issued. However, if either the debt outstanding or debt service caps are met or exceeded, the State would be precluded from issuing new State-supported debt until the next annual cap calculation is made and the level of debt outstanding and/or the level of debt service is found to be within the applicable limitations.

For FY 2015, the cumulative debt outstanding and debt service caps are 4.00 percent and 5.00 percent, respectively. The actual levels of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31, 2015, the State has issued new debt resulting in $40.4 billion of debt outstanding applicable to the debt reform cap. This is about $3.6 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $4.0 billion in FY 2015, or roughly $3.5 billion below the statutory debt service limitation.

Current projections anticipate that debt outstanding and debt service will continue to remain below the limits imposed by the Debt Reform Act. Based on the most recent personal income and debt outstanding forecasts, the available room under the debt outstanding cap is expected to decline from $3.6 billion in FY 2016 to $363 million in FY 202. This includes the estimated impact of the bond-financed portion of the Enacted Budget’s increased capital commitment levels. Debt outstanding and debt service caps continue to include the existing SUNY Dormitory Facilities lease revenue bonds, which are backed by a general obligation pledge of SUNY. Bonds issued under the new SUNY Dormitory Facilities Revenue credit (which are not backed by a general obligation pledge of SUNY) are not included in the State’s calculation of debt caps. Capital spending priorities and debt financing practices may be adjusted from time to time to preserve available debt capacity and stay within the statutory limits, as events warrant.

Public Authorities. For the purposes of this section, “authorities” refer to public benefit corporations or public authorities, created pursuant to State law, which are reported in the State’s CAFR. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets through bond issuances constituting State-supported or State-related debt issuances by certain of its authorities could be impaired and the market price of the outstanding debt issued on its behalf may be materially and adversely affected if these authorities were to default on their respective State-supported or State-related debt issuances.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. These entities generally pay their own operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels; charges for public power, electric and gas utility services; tuition and fees; rentals charged for housing units; and charges for occupancy at medical care facilities. In addition, State legislation also authorizes several financing structures, which may be utilized for the financings.

There are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes.

However, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefor in any given year. Some public authorities also receive monies from State appropriations to pay for the operating costs of certain programs.

New York City. The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State’s finances may be affected by the ability of New York City, and its related issuers, to market securities successfully in the public credit markets. The official financial disclosure of the City of New York and its related issuers is available by contacting Scott Nemecek, Investor Relations, (212) 788-6499, or contacting the City Office of Management and Budget, 255 Greenwich Street, 8th Floor, New York, NY 10007. The State assumes no liability or responsibility for any financial information reported by the City of New York.

The staffs of the Financial Control Board for the City of New York (“FCB”), the Office of the State Deputy Comptroller (“OSDC”), the City Comptroller and the Independent Budget Office issue periodic reports on the City’s financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

Other Localities. Certain localities other than New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. Between 2004 and July 2015, the State Legislature passed 22 special acts authorizing bond issuances to finance local government operating deficits, most recently for the Village of Suffern. When local governments are authorized to issue bonds to finance operating deficits, the local government generally is subject to certain additional fiscal oversight during the time the bonds are outstanding, including an annual budget review by OSC. In addition to deficit financing authorizations, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality.

The Buffalo Fiscal Stability Authority exercised Control Period powers with respect to the City of Buffalo since the City’s 2004 fiscal year, but transitioned to Advisory Period powers commencing on July 1, 2012.

In January 2011, the Nassau County Interim Finance Authority (“NIFA”) declared that it was entering a Control Period, citing the “substantial likelihood and imminence” that Nassau County would incur a major operating funds deficit of 1 percent or more during the County’s 2011 fiscal year. Nassau County challenged NIFA’s determination and authority to impose a Control Period in State Supreme Court but did not prevail. NIFA is now exercising Control Period powers over Nassau County.

Erie County has a Fiscal Stability Authority, the City of New York has a Financial Control Board, and the City of Troy has a Supervisory Board, all of which presently perform certain review and advisory functions. The City of Newburgh operates under fiscal monitoring by the State Comptroller pursuant to special State legislation. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s FY 2015 or thereafter.

The City of Yonkers (the “City”) no longer operates under an oversight board but must adhere to a Special Local Finance and Budget Act. The Yonkers City School District (the “School District”) is fiscally dependent upon the City as it lacks taxing authority. In January 2014, the Yonkers Board of Education identified an improper accrual of State aid that resulted in an unanticipated shortfall in available funds for operation of the School District. In response, the Yonkers City School District Deficit Financing Act was enacted, which authorized the City, subject to certain requirements, to issue serial bonds, not to exceed $45 million by March 31, 2015, to liquidate current deficits in the School District’s general fund as of June 30, 2014. The FY 2015 Enacted Budget provided an additional $28 million to the City over other education aid provided by the State for the support of the School District for the City fiscal year 2015, subject to an Inter-Municipal Agreement being entered into by the City and the School District, with the approval of the State Budget Director. That agreement has been entered into and approved, and consolidates various non-academic District functions under the general management and direction of the City. The FY 2016 Enacted Budget provides another $25 million to the City of Yonkers for the support of the School District for City fiscal year ending 2016. The City will be eligible to receive these additional funds once it submits and receives approval (from the Director of the Budget) of a comprehensive financial plan for the school district.

Legislation enacted in 2013 created the Financial Restructuring Board for Local Governments (the “Restructuring Board”). The Restructuring Board consists of ten members, including the State Budget Director, who is the Chair, the Attorney General, the State Comptroller, the Secretary of State and six members appointed by the Governor. The Restructuring Board, upon the request of a “fiscally eligible municipality”, is authorized to perform a number of functions including reviewing the municipality’s operations and finances, making recommendations on reforming and restructuring the municipality’s operations, proposing that the municipality agree to fiscal accountability measures, and making available certain grants and loans. To date, the Restructuring Board is currently reviewing or has completed reviews for twelve municipalities.The Restructuring Board is also authorized, upon the joint request of the fiscally eligible municipality and a public employee organization, to resolve labor impasses between municipal employers and employee organizations for police, fire and certain other employees in lieu of binding arbitration before a public arbitration panel.

OSC implemented its Fiscal Stress Monitoring System (the “Monitoring System”) in 2013. The Monitoring System utilizes a number of fiscal and environmental indicators with the goal of providing an early warning to local communities about stress conditions in New York’s local governments and school districts. Fiscal indicators consider measures of budgetary solvency while environmental indicators consider measures such as population, poverty, and tax base trends. Individual entities are then scored according to their performance on these indicators. An entity’s score on the fiscal components will determine whether or not it is classified in one of three levels of stress: significant, moderate or susceptible. Entities that do not meet established scoring thresholds are classified as “No Designation”.

A total of 69 local governments (12 counties, 14 cities, 21 towns, 22 villages) and 90 school districts have been placed in a stress category based on financial data for their fiscal years ending in 2014. The vast majority of entities (93 percent) are classified in the “No Designation” category.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control, but which can adversely affect their financial condition. For example, the State or Federal government may reduce (or, in some cases, eliminate) funding of local programs, thus requiring local governments to pay these expenditures using their own resources. Similarly, past cash flow problems for the State have resulted in delays in State aid payments to localities. In some cases, these delays have necessitated short term borrowing at the local level.

Other factors that have had, or could have, an impact on the fiscal condition of local governments and school districts include: the loss of temporary Federal stimulus funding; recent State aid trends; constitutional and statutory limitations on the imposition by local governments and school districts of property, sales and other taxes; and for some communities, the significant upfront costs for rebuilding and clean-up in the wake of a natural disaster. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long range economic trends. Other large scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, or the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.

Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.

Grants to Local Governments. Local Assistance spending includes payments to local governments, school districts, health care providers, and other entities, as well as financial assistance to, or on behalf of, individuals, families and not-for-profit organizations. Local assistance spending in State Operating Funds is estimated at $63.3 billion in FY 2016 and accounts for two-thirds of total State Operating Funds spending. Education and health care spending account for nearly two-thirds of local assistance spending.

Medicaid. Medicaid is a means-tested program that finances health care services for low-income individuals and long-term care services for the elderly and disabled, primarily through payments to health care providers. The Medicaid program is financed jointly by the State, the Federal government, and local governments. Eligible services6 include inpatient hospital care, outpatient hospital services, clinics, nursing homes, managed care, prescription drugs, home care and services provided in a variety of community-based settings (including mental health, substance abuse treatment, developmental disabilities services, school-based services and foster care services).

In FY 2012, legislation was enacted to limit the year-to-year growth in DOH State funds Medicaid spending to the ten-year rolling average of the medical component of the CPI. The statutory provisions of the Medicaid spending cap (or “Global Cap”) also allow for flexibility in adjusting Medicaid projections to meet unanticipated costs resulting from a disaster. The Updated Financial Plan reflects the continuation of the Medicaid spending cap through FY 2017, and the project assumes that statutory authority will be extended in subsequent years. Allowable growth under the cap for medical services is 3.6 percent for FY 2016. Reflecting projected CPI reductions, DOB currently forecasts allowable cap growth at 3.4 percent in FY 2017; 3.2 percent in FY 2018; and 3 percent in FY 2019.

Since FY 2014, certain OPWDD-related Medicaid costs have been financed within available resources under the Global. The FY 2016 Enacted Budget included $200 million in Financial Plan savings which are expected to accrue to the Global Cap in FY 2016 as a result of accelerating the enrollment of certain legally residing immigrants who currently receive State-only Medicaid funding to the Basic Health Plan (BHP). The cost of insurance premiums for such individuals, and other individuals meeting certain income eligibility standards, will be supplemented by both State and Federal funds. These BHP resources will also be used by DOH over the Financial Plan period to support the Federal MRT wavier and to implement investments and initiatives consistent with MRT principles for improving the State’s effectiveness and efficiency of health care service delivery.

Fluctuation in enrollment, the costs of provider health care services, and health care utilization levels are among the factors that drive higher Medicaid spending within the Global Cap. The number of Medicaid recipients in the State is expected to exceed 6.1 million by the end of FY 2015; this represents an 9.0 percent increase from FY 2014 caseload of 5.7 million. This expected growth is mainly attributable to expanded eligibility and enrollment pursuant to the ACA, which became effective in January 2014 and therefore is largely federally funded.

School Aid. School Aid helps support elementary and secondary education for New York pupils enrolled in the 674 major school districts throughout the State. State funding is provided to districts based on statutory aid formulas and through reimbursement of categorical expenses such as prekindergarten programs, education of homeless children, and bilingual education. State funding for schools assists districts in meeting locally defined needs, supports the construction of school facilities, and finances school transportation for nearly three million students statewide.

School Aid is expected to total $23.5 billion in school year (SY) 2016, an increase of $1.4 billion (6.1 percent) from SY 2015. This increase is provided largely through $1 billion of additional general operating support, consisting of a $603 million restoration in the Gap Elimination Adjustment (GEA) and a $428 million increase in Foundation Aid. Another $274 million supports increased reimbursement in expense-based aid programs (e.g., transportation, Boards of Cooperative Educational Services (BOCES), school

[6]	The FY 2014 Enacted Budget eliminated the Family Health Plus (FHP) program effective January 1, 2015. The majority of the population previously receiving health care benefits through FHP have begun receiving more robust health care benefits through the Medicaid program, resulting from new Medicaid eligibility thresholds and increased Federal payments resulting from the ACA. The remainder of the previous FHP population, those above Medicaid levels, are eligible for Federal tax credits in the NYSOH insurance benefit exchange and a majority will become eligible for the BHP.

construction) and other miscellaneous aid categories. The increase also includes $47 million of funding for new competitive grants, led by $30 million for prekindergarten for three- and four-year-old children.

In addition, the Updated Financial Plan provides $75 million to help transform persistently failing schools. The Budget also continues to provide $340 million of recurring annual funding to support Statewide Universal Full-Day Prekindergarten programs in order to incentivize and fund state-of-the-art programs and encourage creativity through competition.

Finally, the Updated Financial Plan maintains the two-year appropriation that continues Education Law provisions. School Aid is projected to increase by an additional $937 million (4 percent) in SY 2017.

APPENDIX D

BlackRock U.S. Registered Funds

iShares by BlackRock

Open-End Fund Proxy Voting Policy

Procedures Governing Delegation of Proxy Voting to Fund Adviser

September 28, 2015

The Boards of Trustees/Directors (“Directors”) of open-end funds advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”) (the “Funds”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate that responsibility to BlackRock as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.

BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock Proxy Voting Guidelines”) governing proxy voting by accounts managed by BlackRock.

BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund in accordance with the BlackRock Proxy Voting Guidelines.1 BlackRock will report on an annual basis to the Directors on (1) all proxy votes that BlackRock has made on behalf of the Funds in the preceding year together with a certification from the Funds’ Chief Compliance Officer that all votes were in accordance with the BlackRock Proxy Voting Guidelines, and (2) any changes to the BlackRock Proxy Voting Guidelines that have not previously been reported.

©2015 BlackRock

[1]	iShares MSCI All Peru Capped ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF and iShares MSCI ACWI Low Carbon Target ETF have separate Fund Proxy Voting Policies.

BlackRock

Global corporate governance & engagement principles

June 2014

Contents

Introduction to BlackRock	D-5
Philosophy on corporate governance	D-5
Corporate governance, engagement and voting	D-6
- Boards and directors	D-6
- Auditors and audit-related issues	D-7
- Capital structure, mergers, asset sales and other special transactions	D-8
- Remuneration and benefits	D-8
- Social, ethical, and environmental issues	D-8
- General corporate governance matters	D-9
BlackRock’s oversight of its corporate governance activities	D-9
- Oversight	D-9
- Vote execution	D-10
- Conflicts management	D-11
- Voting guidelines	D-12
- Reporting	D-12

INTRODUCTION TO BLACKROCK

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

PHILOSOPHY ON CORPORATE GOVERNANCE

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

CORPORATE GOVERNANCE, ENGAGEMENT AND VOTING

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors
•	Auditors and audit-related issues
•	Capital structure, mergers, asset sales and other special transactions
•	Remuneration and benefits
•	Social, ethical and environmental issues
•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;
•	supporting and overseeing management in setting strategy;
•	ensuring the integrity of financial statements;
•	making decisions regarding mergers, acquisitions and disposals;
•	establishing appropriate executive compensation structures; and
•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;
•	former employment within the past several years as an executive of the company;
•	providing substantial professional services to the company and/or members of the company’s management;
•	having had a substantial business relationship in the past three years;
•	having, or representing a shareholder with, a substantial shareholding in the company;
•	being an immediate family member of any of the aforementioned; and
•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BLACKROCK’S OVERSIGHT OF ITS CORPORATE GOVERNANCE ACTIVITIES

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision.

BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share- blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review.

As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

SAI-LIQ-0216

PART C

OTHER INFORMATION

Item 28.

(a) (1)	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-lA (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed on February 2, 1999 (“PEA No. 61”).

(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a)(2) of PEA No. 61.

(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 67 to the Registration Statement, filed on January 29, 2001.

(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement, filed on December 30, 2004 (“PEA No. 79”).

(b)	Registrant’s Amended and Restated By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 87 to the Registration Statement, filed on March 2, 2009 (“PEA No. 87”).

(c)	See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a)(2) of PEA No. 61 and Article I, Article II (Section 1, Section 2, Section 3 and Section 4) and Article V of the Registrant’s By-Laws, effective as of December 3, 2008, is incorporated by reference to Exhibit (b) of PEA No. 87.

(d) (1)	Management Agreement between Registrant and BlackRock Advisors, LLC (“BlackRock”) dated July 1, 2011 is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 92 to the Registration Statement, filed on February 28, 2012.

(2)	Form of Seventh Amended and Restated Expense Limitation Agreement by and between Registrant and BlackRock is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Funds For Institutions Series (File No. 33-14190), filed on August 26, 2015.

(3)	Form of Waiver Agreement is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 96 to the Registration Statement, filed on February 28, 2014 (“PEA No. 96”).

(e)	Distribution Agreement between Registrant and BlackRock Investments, LLC dated as of October 1, 2008 , is incorporated by reference to Exhibit (b) of PEA No. 87.

(f)	None.

(g) (1)	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

(2)	Form of Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 83 to the Registration Statement, filed on February 21, 2007 (“PEA 83”).

C-1

(3)	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 84 to the Registration Statement, filed on December 21, 2007 (“PEA No. 84”).

(4)	Second Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company dated as of September 24, 2007 is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 86 to the Registration Statement, filed on February 22, 2008 (“PEA 86”).

(5)	Amendment to Amended and Restated Custodian Services Fee Letter dated as of June 1, 2008 is incorporated by reference to Exhibit (g)(5) of PEA No. 87.

(6)	Consent to Assignment among Registrant, BNY Mellon Investment Servicing Trust Company and The Bank of New York Mellon dated December 2, 2011 is incorporated by reference to Exhibit (g)(6) of Post-Effective Amendment No. 94 to the Registration Statement, filed on February 28, 2013.

(h) (1)	Amended and Restated Administration Agreement between Registrant, BlackRock and BNY Mellon Investment Servicing (US) Inc. (formerly known as PNC Global Investment Servicing (U.S.) Inc. ) (“BNY MIS”) dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(2)	Sub-Administration Agreement dated February 21, 2006 by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2) of PEA No. 83.

(a)	Amendment No. 1 dated September 29, 2006 to the Sub-Administration Agreement, dated February 21, 2006, by and between BlackRock and BNY MIS is incorporated by reference to Exhibit (h)(2)(a) of PEA No. 83.

(b)	Form of Fee Letter to Sub-Administration Agreement dated April 1, 2007 is incorporated by reference to Exhibit (h)(2)(b) of PEA No. 84.

(c)	Form of Amendment to Sub-Administration Agreement effective July 1, 2011 is incorporated by reference to Exhibit (h)(2)(c) of PEA No. 96.

(3) (a)	Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3) of PEA No. 79.

(b)	Form of Fee Letter to Amended and Restated Transfer Agency Services Agreement between Registrant and BNY MIS dated February 11, 2004 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 87.

(4) (a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed on April 6, 2000 (“PEA No. 65”).

(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

(d)	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

(e)	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

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(5)	Power of Attorney is incorporated by reference to an Exhibit to Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126) filed on April 29, 2015.

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (i) of PEA No. 79.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	None.

(l)	None.

(m) (1)	Registrant’s Distribution Plan with respect to Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(1) of PEA No. 87.

(2)	Registrant’s Distribution Plan with respect to Select Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(2) of PEA No. 87.

(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(3) of PEA No. 87.

(4)	Registrant’s Distribution Plan with respect to Private Client Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(4) of PEA No. 87.

(5)	Registrant’s Distribution Plan with respect to Premier Shares and Form of Distribution & Sales Support Agreement is incorporated by reference to Exhibit (m)(5) of PEA No. 87.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for a Multi-Class System is incorporated by reference to Exhibit (n) of PEA No. 86.

(o) (1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(2)	Code of Ethics of BlackRock Investments, LLC (formerly BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

(3)	Code of Ethics of BlackRock is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Value Opportunities Fund, Inc. (File No. 2-60836), filed on July 28, 2014.

Item 29.    Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 30.    Indemnification

Indemnification of Registrant’s Manager, Sub-Administrator, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Section 9 of the Sub-Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

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Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

BlackRock Advisors, LLC is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 31 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

Item 32. Principal	Underwriter

(a) BlackRock Investments, LLC (“BRIL”) acts as the principal underwriter or placement agent, as applicable, for each of the following open-end registered investment companies including the Registrant:

BBIF Government Securities Fund	BlackRock Funds III
BBIF Money Fund	BlackRock Global Allocation Fund, Inc.
BBIF Tax-Exempt Fund	BlackRock Global SmallCap Fund, Inc.
BBIF Treasury Fund	BlackRock Index Funds, Inc.
BIF Government Securities Fund	BlackRock Large Cap Series Funds, Inc.
BIF Money Fund	BlackRock Latin America Fund, Inc.
BIF Multi-State Municipal Series Trust	BlackRock Liquidity Funds
BIF Tax-Exempt Fund	BlackRock Long-Horizon Equity Fund
BIF Treasury Fund	BlackRock Master LLC
BlackRock Allocation Target Shares	BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Balanced Capital Fund, Inc.	BlackRock Multi-State Municipal Series Trust
BlackRock Basic Value Fund, Inc.	BlackRock Municipal Bond Fund, Inc.
BlackRock Bond Fund, Inc.	BlackRock Municipal Series Trust
BlackRock California Municipal Series Trust	BlackRock Natural Resources Trust
BlackRock Capital Appreciation Fund, Inc.	BlackRock Pacific Fund, Inc.
BlackRock CoRI Funds	BlackRock Series Fund, Inc.
BlackRock Emerging Markets Fund, Inc.	BlackRock Series, Inc.
BlackRock Equity Dividend Fund	BlackRock Strategic Global Bond Fund, Inc.
BlackRock EuroFund	BlackRock Value Opportunities Fund, Inc.
BlackRock Financial Institutions Series Trust	BlackRock Variable Series Funds, Inc.
BlackRock Focus Growth Fund, Inc.	FDP Series, Inc.
BlackRock Funds	Funds For Institutions Series
BlackRock Funds II	iShares, Inc.

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iShares Trust	Master Money LLC
iShares U.S. ETF Trust	Master Tax-Exempt LLC
Managed Account Series	Master Treasury LLC
Master Basic Value LLC	Master Value Opportunities LLC
Master Bond LLC	Quantitative Master Series LLC
Master Focus Growth LLC	Ready Assets Government Liquidity Fund
Master Government Securities LLC	Ready Assets U.S.A. Government Money Fund
Master Institutional Money Market LLC	Ready Assets U.S. Treasury Money Fund
Master Investment Portfolio	Retirement Series Trust
Master Large Cap Series LLC

BRIL also acts as the distributor or placement agent for each of the following closed-end registered investment companies:

BlackRock Corporate High Yield Fund, Inc.
BlackRock Debt Strategies Fund, Inc.
BlackRock Floating Rate Income Strategies Fund, Inc.
BlackRock Health Sciences Trust
BlackRock Limited Duration Income Trust
BlackRock Preferred Partners LLC

BRIL provides numerous financial services to BlackRock-advised funds and is the distributor of BlackRock’s open-end funds. These services include coordinating and executing Authorized Participation Agreements, preparing, reviewing and providing advice with respect to all sales literature and responding to Financial Industry Regulatory Authority comments on marketing materials.

(b) Set forth below is information concerning each director and officer of BRIL. The principal business address for each such person is 40 East 52nd Street, New York, New York 10022.

Name	Position(s) and Office(s) with BRIL	Position(s) and Office(s) with Registrant
Joseph Linhares	Chairman, Chief Executive Officer and Managing Director	None
Anne Ackerley	Managing Director	None
Matthew Mallow	Chief Legal Officer and Senior Managing Director	None
Christopher Meade	General Counsel and Senior Managing Director	None
Ned Montenecourt	Chief Compliance Officer and Director	None
Saurabh Pathak	Chief Financial Officer and Director	None
Robert Crothers	Chief Operating Officer	None
Brenda Sklar	Managing Director	None
Lisa Hill	Managing Director	None
Joseph Craven	Managing Director	None
Terri Slane	Director and Assistant Secretary	None
Lourdes Sanchez	Associate	None
Chris Nugent	Director	None
Michael Bishopp	Managing Director	None
John Diorio	Director	None
Robert Fairbairn	Member, Board of Managers	None
Francis Porcelli	Member, Board of Managers	None
Richard Prager	Member, Board of Managers	None
Christopher Vogel	Member, Board of Managers	None

(c) Not applicable.

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Item 33.    Location of Accounts and Records

(1)	The Bank of New York Mellon, One Wall Street, New York, New York 10286 (records relating to its functions as custodian).

(2)	BlackRock Investments, LLC, 40 East 52nd Street, New York, New York 10022 (records relating to its functions as distributor).

(3)	BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(4)	BlackRock Advisors, LLC, 2929 Arch Street, Philadelphia, Pennsylvania 19104 (records relating to its functions as manager).

(5)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-administrator, transfer agent, registrar and dividend disbursing agent).

Item 34.    Management Services

None.

Item 35.    Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on February 29, 2016.

BLACKROCK LIQUIDITY FUNDS (REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 29, 2016

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	February 29, 2016

DAVID O. BEIM* (David O. Beim)	Trustee

COLLETTE CHILTON* (Collette Chilton)	Trustee

DR. MATINA S. HORNER* (Dr. Matina S. Horner)	Trustee

RODNEY D. JOHNSON* (Rodney D. Johnson)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

JOSEPH P. PLATT* (Joseph P. Platt)	Trustee

ROBERT C. ROBB, JR.* (Robert C. Robb, Jr.)	Trustee

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Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Trustee

KENNETH L. URISH* (Kenneth L. Urish)	Trustee

FREDERICK W. WINTER* (Frederick W. Winter)	Trustee

BARBARA G. NOVICK* (Barbara G. Novick)	Trustee

*By:	/S/ BENJAMIN ARCHIBALD	February 29, 2016
(Benjamin Archibald, Attorney-In-Fact)

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EXHIBIT INDEX

Exhibit No.		Description

(j	)	Consent of Independent Registered Public Accounting Firm.